UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number
811-22959

1290 FUNDS
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, New York 10105
(Address of principal executive offices)

SHANE DALY.
Executive Vice President, General Counsel and Secretary
Equitable Investment Management, LLC
1345 Avenue of the Americas
New York, New York 10105
(Name and Address of Agent for Service)

Copies to:
MARK C. AMOROSI, ESQ.
K&L Gates LLP
1601 K Street N.W.
Washington, D.C. 20006

Registrant’s telephone number, including area code: (212)
554-1234
Date of fiscal year end: October 31
Date of reporting period: April 30, 2025

Item 1.	REPORTS TO STOCKHOLDERS.
Item 1(a):
Copies of the reports transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940 (the “1940 Act”) are filed herewith.

1290 AVANTIS
®
U.S. LARGE CAP GROWTH FUND CLASS A (
TNRAX
)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Avantis
®
U.S. Large Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.90%

Fund Statistics
(as of April 30, 2025)
Net Assets	$168,766,417
Number of Portfolio Holdings	190
Portfolio Turnover Rate	4%

What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	42.1%

Consumer Discretionary	16.3%

Communication Services	12.7%

Financials	7.6%

Industrials	7.4%

Health Care	6.5%

Consumer Staples	3.7%

Energy	2.2%

Materials	0.6%

Utilities	0.6%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.2%

Top Ten Holdings (as a % of Net Assets)

Apple, Inc.	10.7%

Microsoft Corp.	9.4%

NVIDIA Corp.	8.1%

Amazon.com, Inc.	6.2%

Meta Platforms, Inc., Class A	5.1%

Alphabet, Inc., Class A	3.2%

Broadcom, Inc.	3.0%

Alphabet, Inc., Class C	2.7%

Mastercard, Inc., Class A	1.8%

Netflix, Inc.	1.6%

1

1290 AVANTIS
®
U.S. LARGE CAP GROWTH FUND CLASS A (TNRAX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 AVANTIS
®
U.S. LARGE CAP GROWTH FUND CLASS I (TNXIX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Avantis
®
U.S. Large Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%

Fund Statistics
(as of April 30, 2025)
Net Assets	$168,766,417
Number of Portfolio Holdings	190
Portfolio Turnover Rate	4%

What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	42.1%

Consumer Discretionary	16.3%

Communication Services	12.7%

Financials	7.6%

Industrials	7.4%

Health Care	6.5%

Consumer Staples	3.7%

Energy	2.2%

Materials	0.6%

Utilities	0.6%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.2%

Top Ten Holdings (as a % of Net Assets)

Apple, Inc.	10.7%

Microsoft Corp.	9.4%

NVIDIA Corp.	8.1%

Amazon.com, Inc.	6.2%

Meta Platforms, Inc., Class A	5.1%

Alphabet, Inc., Class A	3.2%

Broadcom, Inc.	3.0%

Alphabet, Inc., Class C	2.7%

Mastercard, Inc., Class A	1.8%

Netflix, Inc.	1.6%

1

1290 AVANTIS
®
U.S. LARGE CAP GROWTH FUND CLASS I (TNXIX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 DIVERSIFIED BOND FUND CLASS A (TNUAX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%

Fund Statistics
(as of April 30, 2025)
Net Assets	$608,794,040
Number of Portfolio Holdings	109
Portfolio Turnover Rate	75%

What did the Fund invest in?
(as of April 30, 2025)
Sector Weightings (as a % of Net Assets)

Government/Government Related
39.9%
Non - US
26.6%
US
13.3%
Agency/MBS
33.1%
Corporate Bonds
8.3%
Collateralized Mortgage Obligations
5.1%
Asset-Backed Securities
1.8%
Commercial Mortgage-Backed Securities
1.2%
Short-Term Investments
4.2%
Cash and Other Assets Less Liabilities
6.4%

1

1290 DIVERSIFIED BOND FUND CLASS A (TNUAX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 DIVERSIFIED BOND FUND CLASS I (TNUIX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%

Fund Statistics
(as of April 30, 2025)
Net Assets	$608,794,040
Number of Portfolio Holdings	109
Portfolio Turnover Rate	75%

What did the Fund invest in?
(as of April 30, 2025)
Sector Weightings (as a % of Net Assets)

1

1290 DIVERSIFIED BOND FUND CLASS I (TNUIX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 DIVERSIFIED BOND FUND CLASS R (TNURX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Diversified Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$50	1.00%

Fund Statistics
(as of April 30, 2025)
Net Assets	$608,794,040
Number of Portfolio Holdings	109
Portfolio Turnover Rate	75%

What did the Fund invest in?
(as of April 30, 2025)
Sector Weighti
ng
s (as a % of Net Assets)

1

1290 DIVERSIFIED BOND FUND CLASS R (TNURX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 ESSEX SMALL CAP GROWTH FUND CLASS A (ESCFX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the "Fund") for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.13%

Fund Statistics
(as of April 30, 2025)
Net Assets	$63,742,994
Number of Portfolio Holdings	103
Portfolio Turnover Rate	20%

What did th
e
F
un
d invest in?
(as of April 30, 2025)

Sector Weight ing s (as a % of Net Assets)

Industrials	31.3%

Health Care	23.6%

Information Technology	23.4%

Financials	7.4%

Consumer Discretionary	6.0%

Energy	1.8%

Consumer Staples	1.5%

Communication Services	1.2%

Materials	0.2%

Exchange Traded Fund	1.1%

Short-Term Investments	3.5%

Cash and Other Assets Less Liabilities	-1.0%

Market Ca p italiz ation (as a % of Net Assets)

1

1290 ESSEX SMALL CAP GROWTH FUND CLASS A (ESCFX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 ESSEX SMALL CAP GROWTH FUND CLASS I (ESCJX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.88%

Fund Statistics
(as of April 30, 2025)
Net Assets	$63,742,994
Number of Portfolio Holdings	103
Portfolio Turnover Rate	20%

What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	31.3%

Health Care	23.6%

Information Technology	23.4%

Financials	7.4%

Consumer Discretionary	6.0%

Energy	1.8%

Consumer Staples	1.5%

Communication Services	1.2%

Materials	0.2%

Exchange Traded Fund	1.1%

Short-Term Investments	3.5%

Cash and Other Assets Less Liabilities	-1.0%

Market Capitalization (as a % of Net Assets)

1

1290 ESSEX SMALL CAP GROWTH FUND CLASS I (ESCJX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 ESSEX SMALL CAP GROWTH FUND CLASS R (ESCKX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Essex Small Cap Growth Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$67	1.38%

Fund Statistics
(as of April 30, 2025)
Net Assets	$63,742,994
Number of Portfolio Holdings	103
Portfolio Turnover Rate	20%

What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	31.3%

Health Care	23.6%

Information Technology	23.4%

Financials	7.4%

Consumer Discretionary	6.0%

Energy	1.8%

Consumer Staples	1.5%

Communication Services	1.2%

Materials	0.2%

Exchange Traded Fund	1.1%

Short-Term Investments	3.5%

Cash and Other Assets Less Liabilities	-1.0%

Market Capitalization (as a % of Net Assets)

1

1290 ESSEX SMALL CAP GROWTH FUND CLASS R (ESCKX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A (TNVAX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.20%

Fund Statistics
(as of April 30, 2025)
Net Assets	$144,471,594
Number of Portfolio Holdings	180
Portfolio Turnover Rate	4%

What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	33.8%

Communication Services	19.4%

Consumer Discretionary	14.6%

Consumer Staples	8.3%

Materials	6.8%

Utilities	5.6%

Health Care	2.4%

Financials	2.3%

Information Technology	2.2%

Energy	1.0%

Real Estate	0.6%

Short-Term Investments	5.9%
Cash and Other Assets Less Liabilities	-2.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	2.8%

Mueller Industries, Inc.	2.6%

National Fuel Gas Co.	2.2%

Crane Co.	2.1%

Madison Square Garden Sports Corp.	2.0%

Paramount Global, Class A	2.0%

Sinclair, Inc.	1.7%

Astec Industries, Inc.	1.7%

Iveco Group NV	1.6%

AZZ, Inc.	1.6%

1

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS A (TNVAX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I (TNVIX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.95%

Fund Statistics
(as of April 30, 2025)
Net Assets	$144,471,594
Number of Portfolio Holdings	180
Portfolio Turnover Rate	4%

What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	33.8%

Communication Services	19.4%

Consumer Discretionary	14.6%

Consumer Staples	8.3%

Materials	6.8%

Utilities	5.6%

Health Care	2.4%

Financials	2.3%

Information Technology	2.2%

Energy	1.0%

Real Estate	0.6%

Short-Term Investments	5.9%

Cash and Other Assets Less Liabilities	-2.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	2.8%

Mueller Industries, Inc.	2.6%

National Fuel Gas Co.	2.2%

Crane Co.	2.1%

Madison Square Garden Sports Corp.	2.0%

Paramount Global, Class A	2.0%

Sinclair, Inc.	1.7%

Astec Industries, Inc.	1.7%

Iveco Group NV	1.6%

AZZ, Inc.	1.6%

1

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS I (TNVIX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R (TNVRX)

Semi-Annual Shareholder Report - April 30, 2025
This
semi-annual shareholder report
contains important information about the 1290 GAMCO Small/Mid Cap Value Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$68	1.45%

Fund Statistics
(as of April 30, 2025)
Net Assets	$144,471,594
Number of Portfolio Holdings	180
Portfolio Turnover Rate	4%

What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	33.8%

Communication Services	19.4%

Consumer Discretionary	14.6%

Consumer Staples	8.3%

Materials	6.8%

Utilities	5.6%

Health Care	2.4%

Financials	2.3%

Information Technology	2.2%

Energy	1.0%

Real Estate	0.6%

Short-Term Investments	5.9%

Cash and Other Assets Less Liabilities	-2.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	2.8%

Mueller Industries, Inc.	2.6%

National Fuel Gas Co.	2.2%

Crane Co.	2.1%

Madison Square Garden Sports Corp.	2.0%

Paramount Global, Class A	2.0%

Sinclair, Inc.	1.7%

Astec Industries, Inc.	1.7%

Iveco Group NV	1.6%

AZZ, Inc.	1.6%

1

1290 GAMCO SMALL/MID CAP VALUE FUND CLASS R (TNVRX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 HIGH YIELD BOND FUND CLASS A (
TNHAX
)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.00%

Fund Statistics
(as of April 30, 2025)
Net Assets	$79,398,837
Number of Portfolio Holdings	277
Portfolio Turnover Rate	17%

What did the Fund invest in?
(as of April 30, 2025)
Credit Quality Ratings (as a % of Net Assets)

AAA
11.60%
BBB
6.07%
BB
33.69%
B
39.87%
CCC
13.23%
CC
0.22%
Not Rated
1.62%

1

1290 HIGH YIELD BOND FUND CLASS A (TNHAX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 HIGH YIELD BOND FUND CLASS I (TNHIX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.75%

Fund Statistics
(as of April 30, 2025)
Net Assets	$79,398,837
Number of Portfolio Holdings	277
Portfolio Turnover Rate	17%

What did the Fund invest in?
(as of April 30, 2025)
Credit Quality Ratings (as a % of Net Assets)

1

1290 HIGH YIELD BOND FUND CLASS I (TNHIX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 HIGH YIELD BOND FUND CLASS R (TNHRX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 High Yield Bond Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$62	1.25%

Fund Statistics
(as of April 30, 2025)
Net Assets	$79,398,837
Number of Portfolio Holdings	277
Portfolio Turnover Rate	17%

What did the Fund invest in?
(as of April 30, 2025)
Credit Quality Ratings (as a % of Net Assets)

1

1290 HIGH YIELD BOND FUND CLASS R (TNHRX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS A (TNXAX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.05%

Fund Statistics
(as of April 30, 2025)
Net Assets	$77,754,631
Number of Portfolio Holdings	622
Portfolio Turnover Rate	111%

What did the Fund invest in?
(as of April 30, 2025)
Asset Allocation (as a % of Net Assets)

1

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS A (TNXAX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

2

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS I (TNVDX)

Semi-Annual Shareholder Report - April 30, 2025
T
his semi-annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.80%

Fund Statistics
(as of April 30, 2025)
Net Assets	$77,754,631
Number of Portfolio Holdings	622
Portfolio Turnover Rate	111%

What did the Fund invest in?
(as of April 30, 2025)
Asset Allocation (as a % of Net Assets)

1

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS I (TNVDX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R (TNYRX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Loomis Sayles Multi-Asset Income Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.30%

Fund Statistics
(as of April 30, 2025)
Net Assets	$77,754,631
Number of Portfolio Holdings	622
Portfolio Turnover Rate	111%

What did the Fund invest in?
(as of April 30, 2025)
Asset Allocation (as a % of Net Assets)

1

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND CLASS R (TNYRX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS A (TNMAX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.10%

Fund Statistics
(as of April 30, 2025)
Net Assets	$19,564,023
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14%

What did the Fund invest in?
(as of April 30, 2025)
Alternative Category and Strategy Allocation (as a % of
Net Assets)

1

1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS A (TNMAX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS I (TNMIX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Fund Statistics
(as of April 30, 2025)
Net Assets	$19,564,023
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14%

What did the Fund invest in?
(as of April 30, 2025)
Alternative Category and Strategy Allocation (as a % of
Net Assets)

1

1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS I (TNMIX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 MULTI-ALTERNATIVE STRATEGIES FUND CLASS R (TNMRX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Multi-Alternative Strategies Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$67	1.35%

Fund Statistics
(as of April 30, 2025)
Net Assets	$19,564,023
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14%

What did the Fund invest in?
(as of April 30, 2025)
Alternative Category and Strategy Allocation (as a % of
Net Assets)

1

1290 MULTI-ALTERNATIVE ST
RATEGI
ES FUND CLASS R (TNMRX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 RETIREMENT 2020 FUND CLASS I
 (
TNIIX
)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Retirement 2020 Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.56%

Fund Statistics
(as of April 30, 2025)
Net Assets	$1,252,061
Number of Portfolio Holdings	17
Portfolio Turnover Rate	1%

What did the Fund invest in?
(as of April 30, 2025)

Security Type & Asset Class (as a % of Net Assets)
Exchange Traded Funds		99.7%
Fixed Income	57.7%
Equity	42.0%
Cash and Other Assets Less Liabilities		0.3%

1

1290 RETIREMENT 2020 FUND CLASS I (TNIIX)

Material Fund Changes
This is a summary of material Fund changes since November 1, 2024. For more information contact 1-888-310-0416.
At a meeting held on March 18-19, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of Equitable Investment Management, LLC, the Trust’s investment adviser, approved a Plan of Liquidation and Termination (the “Plan”) pursuant to which the Fund would liquidate and terminate on or about May 30, 2025 (the “Liquidation Date”). Pursuant to the Plan, the Fund sold its portfolio securities for cash and converted any other assets to cash or cash equivalents to pay any liabilities by the Liquidation Date. On the Liquidation Date, the Fund made a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by each shareholder. The Fund terminated upon completion of the distribution.

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310- 0416, or scan the adjacent QR code.

2

1290 RETIREMENT 2025 FUND CLASS I
 (TNJIX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Retirement 2025 Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%

Fund Statistics
(as of April 30, 2025)
Net Assets	$142,368
Number of Portfolio Holdings	17
Portfolio Turnover Rate	3%

What did the Fund invest in?
(as of April 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		102.4%
Equity	53.3%
Fixed Income	49.1%

Cash and Other Assets Less Liabilities		-2.4%

1

1290 RETIREMENT 2025 FUND CLASS I (TNJIX)

Material Fund Changes
This is a summary of material Fund changes since November 1, 2024. For more information contact
1-888-310-0416.
At a meeting held on March
18-19,
2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of Equitable Investment Management, LLC, the Trust’s investment adviser, approved a Plan of Liquidation and Termination (the “Plan”) pursuant to which the Fund would liquidate and terminate on or about May 30, 2025 (the “Liquidation Date”). Pursuant to the Plan, the Fund sold its portfolio securities for cash and converted any other assets to cash or cash equivalents to pay any liabilities by the Liquidation Date. On the Liquidation Date, the Fund made a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by each shareholder. The Fund terminated upon completion of the distribution.

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 RETIREMENT 2030 FUND CLASS I (TNKIX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Retirement 2030 Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%

Fund Statistics
(as of April 30, 2025)
Net Assets	$1,646,329
Number of Portfolio Holdings	17
Portfolio Turnover Rate	3%

What did the Fund invest in?
(as of April 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.1%
Equity	61.3%
Fixed Income	37.8%

Cash and Other Assets Less Liabilities		0.9%

1

1290 RETIREMENT 2030 FUND CLASS I (TNKIX)

Material Fund Changes
This is a summary of material Fund changes since November 1, 2024. For more information contact 1-888-310-0416.
At a meeting held on March 18-19, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of Equitable Investment Management, LLC, the Trust’s investment adviser, approved a Plan of Liquidation and Termination (the “Plan”) pursuant to which the Fund would liquidate and terminate on or about May 30, 2025 (the “Liquidation Date”). Pursuant to the Plan, the Fund sold its portfolio securities for cash and converted any other assets to cash or cash equivalents to pay any liabilities by the Liquidation Date. On the Liquidation Date, the Fund made a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by each shareholder. The Fund terminated upon completion of the distribution.

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 RETIREMENT 2035 FUND CLASS I (TNLIX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Retirement 2035 Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%

Fund Statistics
(as of April 30, 2025)
Net Assets	$1,750,887
Number of Portfolio Holdings	14
Portfolio Turnover Rate	7%

What did the Fund invest in?
(as of April 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		98.2%
Equity	69.6%
Fixed Income	28.6%

Cash and Other Assets Less Liabilities		1.8%

1

1290 RETIREMENT 2035 FUND CLASS I (TNLIX)

Material Fund Changes
This is a summary of material Fund changes since November 1, 2024. For more information contact
1-888-310-0416.
At a meeting held on March
18-19,
2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of Equitable Investment Management, LLC, the Trust’s investment adviser, approved a Plan of Liquidation and Termination (the “Plan”) pursuant to which the Fund would liquidate and terminate on or about May 30, 2025 (the “Liquidation Date”). Pursuant to the Plan, the Fund sold its portfolio securities for cash and converted any other assets to cash or cash equivalents to pay any liabilities by the Liquidation Date. On the Liquidation Date, the Fund made a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by each shareholder. The Fund terminated upon completion of the distribution.

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 RETIREMENT 2040 FUND CLASS I (TNNIX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Retirement 2040 Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%

Fund Statistics
(as of April 30, 2025)
Net Assets	$3,566,856
Number of Portfolio Holdings	14
Portfolio Turnover Rate	4%

What did the Fund invest in?
(as of April 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		98.6%
Equity	74.6%
Fixed Income	24.0%

Cash and Other Assets Less Liabilities		1.4%

1

1290 RETIREMENT 2040 FUND CLASS I (TNNIX)

Material Fund Changes
This is a summary of material Fund changes since November 1, 2024. For more information contact
1-888-310-0416.
At a meeting held on March
18-19,
2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of Equitable Investment Management, LLC, the Trust’s investment adviser, approved a Plan of Liquidation and Termination (the “Plan”) pursuant to which the Fund would liquidate and terminate on or about May 30, 2025 (the “Liquidation Date”). Pursuant to the Plan, the Fund sold its portfolio securities for cash and converted any other assets to cash or cash equivalents to pay any liabilities by the Liquidation Date. On the Liquidation Date, the Fund made a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by each shareholder. The Fund terminated upon completion of the distribution.

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 RETIREMENT 2045 FUND CLASS I (TNOIX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Retirement 2045 Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%

Fund Statistics
(as of April 30, 2025)
Net Assets	$3,799,577
Number of Portfolio Holdings	14
Portfolio Turnover Rate	5%

What did the Fund invest in?
(as of April 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		98.6%
Equity	79.5%
Fixed Income	19.1%

Cash and Other Assets Less Liabilities		1.4%

1

1290 RETIREMENT 2045 FUND CLASS I (TNOIX)

Material Fund Changes
This is a summary of material Fund changes since November 1, 2024. For more information contact
1-888-310-0416.
At a meeting held on March
18-19,
2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of Equitable Investment Management, LLC, the Trust’s investment adviser, approved a Plan of Liquidation and Termination (the “Plan”) pursuant to which the Fund would liquidate and terminate on or about May 30, 2025 (the “Liquidation Date”). Pursuant to the Plan, the Fund sold its portfolio securities for cash and converted any other assets to cash or cash equivalents to pay any liabilities by the Liquidation Date. On the Liquidation Date, the Fund made a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by each shareholder. The Fund terminated upon completion of the distribution.

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 RETIREMENT 2050 FUND CLASS I (TNWIX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Retirement 2050 Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.53%

Fund Statistics
(as of April 30, 2025)
Net Assets	$3,982,670
Number of Portfolio Holdings	14
Portfolio Turnover Rate	4%

What did the Fund invest in?
(as of April 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		98.6%
Equity	84.5%
Fixed Income	14.1%

Cash and Other Assets Less Liabilities		1.4%

1

1290 RETIREMENT 2050 FUND CLASS I (TNWIX)

Material Fund Changes
This is a summary of material Fund changes since November 1, 2024. For more information contact 1-888-310-0416.
At a meeting held on March 18-19, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of Equitable Investment Management, LLC, the Trust’s investment adviser, approved a Plan of Liquidation and Termination (the “Plan”) pursuant to which the Fund would liquidate and terminate on or about May 30, 2025 (the “Liquidation Date”). Pursuant to the Plan, the Fund sold its portfolio securities for cash and converted any other assets to cash or cash equivalents to pay any liabilities by the Liquidation Date. On the Liquidation Date, the Fund made a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by each shareholder. The Fund terminated upon completion of the distribution.

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 RETIREMENT 2055 FUND CLASS I (TNQIX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 Retirement 2055 Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.53%

Fund Statistics
(as of April 30, 2025)
Net Assets	$3,880,288
Number of Portfolio Holdings	14
Portfolio Turnover Rate	7%

What did the Fund invest in?
(as of April 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		98.5%
Equity	89.4%
Fixed Income	9.1%

Cash and Other Assets Less Liabilities		1.5%

1

1290 RETIREMENT 2055 FUND CLASS I (TNQIX)

Material Fund Changes
This is a summary of material Fund changes since November 1, 2024. For more information contact
1-888-310-0416.
At a meeting held on March
18-19,
2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of Equitable Investment Management, LLC, the Trust’s investment adviser, approved a Plan of Liquidation and Termination (the “Plan”) pursuant to which the Fund would liquidate and terminate on or about May 30, 2025 (the “Liquidation Date”). Pursuant to the Plan, the Fund sold its portfolio securities for cash and converted any other assets to cash or cash equivalents to pay any liabilities by the Liquidation Date. On the Liquidation Date, the Fund made a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by each shareholder. The Fund terminated upon completion of the distribution.

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 SMARTBETA EQUITY FUND CLASS A (TNBAX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.10%

Fund Statistics
(as of April 30, 2025)
Net Assets	$217,470,791
Number of Portfolio Holdings	274
Portfolio Turnover Rate	17%

What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	19.7%

Information Technology	19.3%

Industrials	14.8%

Consumer Staples	11.6%

Consumer Discretionary	9.3%

Health Care	8.9%

Communication Services	6.7%

Utilities	4.5%

Materials	2.2%

Energy	1.5%

Real Estate	0.7%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.2%

Regional Breakdown (as a % of Net Assets)

North America	81.5%

Europe EU	9.6%

Asia	4.1%

Europe non-EU	2.4%

Australasia	1.6%

United Kingdom	0.6%

1

1290 SMARTBETA EQUITY FUND CLASS A (TNBAX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 SMARTBETA EQUITY FUND CLASS I (TNBIX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at 1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Fund Statistics
(as of April 30, 2025)
Net Assets	$217,470,791
Number of Portfolio Holdings	274
Portfolio Turnover Rate	17%

What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	19.7%

Information Technology	19.3%

Industrials	14.8%

Consumer Staples	11.6%

Consumer Discretionary	9.3%

Health Care	8.9%

Communication Services	6.7%

Utilities	4.5%

Materials	2.2%

Energy	1.5%

Real Estate	0.7%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.2%

Regional Breakdown (as a % of Net Assets)

North America	81.5%

Europe EU	9.6%

Asia	4.1%

Europe non-EU	2.4%

Australasia	1.6%

United Kingdom	0.6%

1

1290 SMARTBETA EQUITY FUND CLASS I (TNBIX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call 1-888-310-0416, or scan the adjacent QR code.

2

1290 SMARTBETA EQUITY FUND CLASS R (TNBRX)

Semi-Annual Shareholder Report - April 30, 2025
This semi-annual shareholder report contains important information about the 1290 SmartBeta Equity Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.1290funds.com/resources/#shareholderReports. You can also request this information by contacting us at
1-888-310-0416.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$68	1.35%

Fund Statistics
(as of April 30, 2025)
Net Assets	$217,470,791
Number of Portfolio Holdings	274
Portfolio Turnover Rate	17%

What did the Fund invest in?
(as of April 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	19.7%

Information Technology	19.3%

Industrials	14.8%

Consumer Staples	11.6%

Consumer Discretionary	9.3%

Health Care	8.9%

Communication Services	6.7%

Utilities	4.5%

Materials	2.2%

Energy	1.5%

Real Estate	0.7%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.2%

Regional Breakdown (as a % of Net Assets)

North America	81.5%

Europe EU	9.6%

Asia	4.1%

Europe non-EU	2.4%

Australasia	1.6%

United Kingdom	0.6%

1

1290 SMARTBETA EQUITY FUND CLASS R (TNBRX)

Additional Information
For additional information about the Fund, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://www.1290funds.com/resources/#shareholderReports, call
1-888-310-0416,
or scan the adjacent QR code.

2

Item 1(b):

Not Applicable

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Additional Information

April 30, 2025

1290 Funds

Semi-Annual Report

April 30, 2025

Table of Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.7%)
Entertainment (1.6%)
Netflix, Inc.*	2,330	$2,636,908

Interactive Media & Services (11.1%)
Alphabet, Inc., Class A	34,522	5,482,093
Alphabet, Inc., Class C	28,458	4,578,608
Meta Platforms, Inc., Class A	15,749	8,646,201

		18,706,902

Total Communication Services		21,343,810

Consumer Discretionary (16.3%)
Automobiles (0.8%)
Tesla, Inc.*	4,941	1,394,152

Broadline Retail (6.6%)
Amazon.com, Inc.*	56,667	10,450,528
Coupang, Inc., Class A*	26,592	621,455
Etsy, Inc.*	328	14,262

		11,086,245

Distributors (0.2%)
Pool Corp.	1,166	341,801

Hotels, Restaurants & Leisure (2.5%)
Airbnb, Inc., Class A*	2,379	290,048
Booking Holdings, Inc.	69	351,850
Chipotle Mexican Grill, Inc.*	24,500	1,237,740
Choice Hotels International, Inc. (x)	896	112,995
Darden Restaurants, Inc.	1,320	264,845
Domino’s Pizza, Inc.	159	77,969
Expedia Group, Inc.	867	136,058
Hilton Worldwide Holdings, Inc.	292	65,840
Las Vegas Sands Corp.	9,740	357,166
McDonald’s Corp.	334	106,763
Norwegian Cruise Line Holdings Ltd.*	3,780	60,594
Planet Fitness, Inc., Class A*	114	10,783
Royal Caribbean Cruises Ltd.	1,928	414,347
Starbucks Corp.	1,335	106,867
Texas Roadhouse, Inc., Class A	2,941	488,088
Wingstop, Inc.	143	37,736
Wynn Resorts Ltd.	130	10,440
Yum! Brands, Inc.	812	122,157

		4,252,286

Specialty Retail (4.9%)
AutoZone, Inc.*	42	158,029
Burlington Stores, Inc.*	2,488	559,900
CarMax, Inc.*	321	20,759
Dick’s Sporting Goods, Inc.	162	30,414
Floor & Decor Holdings, Inc., Class A*	2,436	174,028
Home Depot, Inc. (The)	5,467	1,970,799
Murphy USA, Inc.	770	383,899
O’Reilly Automotive, Inc.*	136	192,467
Ross Stores, Inc.	5,194	721,966
TJX Cos., Inc. (The)	16,836	2,166,456
Tractor Supply Co.	20,365	1,030,876
Ulta Beauty, Inc.*	1,175	464,877
Williams-Sonoma, Inc.	2,450	378,452

		8,252,922

Textiles, Apparel & Luxury Goods (1.3%)
Crocs, Inc.*	1,798	173,363
Deckers Outdoor Corp.*	5,694	631,066
Lululemon Athletica, Inc.*	2,871	777,381
NIKE, Inc., Class B	11,986	676,010

		2,257,820

Total Consumer Discretionary		27,585,226

Consumer Staples (3.7%)
Beverages (1.2%)
Boston Beer Co., Inc. (The), Class A*	42	10,324
Celsius Holdings, Inc.*	7,385	258,180
Coca-Cola Co. (The)	13,704	994,225
Monster Beverage Corp.*	3,180	191,181
PepsiCo, Inc.	4,776	647,530

		2,101,440

Consumer Staples Distribution & Retail (1.5%)
Casey’s General Stores, Inc.	169	78,178
Costco Wholesale Corp.	2,113	2,101,378
Sysco Corp.	4,415	315,231

		2,494,787

Food Products (0.2%)
Hershey Co. (The)	1,346	225,038
Lamb Weston Holdings, Inc.	1,043	55,081

		280,119

Household Products (0.8%)
Clorox Co. (The)	2,026	288,300
Colgate-Palmolive Co.	2,284	210,562
Kimberly-Clark Corp.	4,725	622,660
Procter & Gamble Co. (The)	1,373	223,209

		1,344,731

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	527	31,599

Total Consumer Staples		6,252,676

Energy (2.2%)
Energy Equipment & Services (0.0%)†
Weatherford International plc	2,064	85,450

Oil, Gas & Consumable Fuels (2.2%)
Antero Midstream Corp.	3,947	65,323
Cheniere Energy, Inc.	4,268	986,378
Hess Corp.	4,488	579,176
Permian Resources Corp.	3,356	39,601
Targa Resources Corp.	8,116	1,387,024
Texas Pacific Land Corp.	469	604,480

		3,661,982

Total Energy		3,747,432

Financials (7.6%)
Capital Markets (1.9%)
Ameriprise Financial, Inc.	2,751	1,295,776
Blackstone, Inc.	1,949	256,703
Charles Schwab Corp. (The)	930	75,702
FactSet Research Systems, Inc.	468	202,279
Goldman Sachs Group, Inc. (The)	542	296,772

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
KKR & Co., Inc.	1,243	$142,038
LPL Financial Holdings, Inc.	1,933	618,154
Moody’s Corp.	804	364,308
MSCI, Inc.	91	49,605

		3,301,337

Consumer Finance (0.4%)
Ally Financial, Inc.	843	27,532
American Express Co.	2,507	667,890

		695,422

Financial Services (3.7%)
Apollo Global Management, Inc.	5,617	766,608
Mastercard, Inc., Class A	5,400	2,959,524
Visa, Inc., Class A	7,289	2,518,350

		6,244,482

Insurance (1.6%)
Allstate Corp. (The)	311	61,699
Everest Group Ltd.	193	69,254
Kinsale Capital Group, Inc.	299	130,143
Markel Group, Inc.*	59	107,298
Marsh & McLennan Cos., Inc.	888	200,217
Progressive Corp. (The)	7,311	2,059,801

		2,628,412

Total Financials		12,869,653

Health Care (6.5%)
Biotechnology (1.9%)
AbbVie, Inc.	6,851	1,336,630
Amgen, Inc.	1,588	461,981
Exelixis, Inc.*	9,528	373,021
Regeneron Pharmaceuticals, Inc.	57	34,130
Vertex Pharmaceuticals, Inc.*	2,016	1,027,152

		3,232,914

Health Care Equipment & Supplies (1.6%)
Align Technology, Inc.*	931	161,342
Dexcom, Inc.*	7,849	560,262
Edwards Lifesciences Corp.*	3,762	283,993
IDEXX Laboratories, Inc.*	1,750	757,137
Intuitive Surgical, Inc.*	880	453,904
Masimo Corp.*	1,186	190,899
ResMed, Inc.	974	230,439
Stryker Corp.	170	63,566

		2,701,542

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	306	43,235
Cencora, Inc.	1,690	494,612
Elevance Health, Inc.	180	75,705
HCA Healthcare, Inc.	104	35,888
McKesson Corp.	118	84,109
Molina Healthcare, Inc.*	588	192,282
UnitedHealth Group, Inc.	244	100,391

		1,026,222

Health Care Technology (0.2%)
Veeva Systems, Inc., Class A*	1,241	290,009

Life Sciences Tools & Services (0.1%)
Waters Corp.*	645	224,286

Pharmaceuticals (2.1%)
Eli Lilly & Co.	2,806	2,522,454
Merck & Co., Inc.	5,885	501,402
Zoetis, Inc.	2,732	427,285

		3,451,141

Total Health Care		10,926,114

Industrials (7.4%)
Aerospace & Defense (0.5%)
Boeing Co. (The)*	154	28,219
BWX Technologies, Inc.	513	55,979
GE Aerospace	747	150,550
Lockheed Martin Corp.	1,443	689,393
TransDigm Group, Inc.	20	28,262

		952,403

Air Freight & Logistics (0.0%)†
Expeditors International of Washington, Inc.	414	45,503

Building Products (0.6%)
Advanced Drainage Systems, Inc.	2,211	250,927
Lennox International, Inc.	952	520,506
Trane Technologies plc	498	190,888

		962,321

Commercial Services & Supplies (1.0%)
Cintas Corp.	2,048	433,520
Copart, Inc.*	7,396	451,378
Rollins, Inc.	2,737	156,365
Waste Management, Inc.	2,566	598,802

		1,640,065

Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	818	325,196
EMCOR Group, Inc.	528	211,569

		536,765

Electrical Equipment (0.2%)
Vertiv Holdings Co., Class A	3,558	303,782

Ground Transportation (0.9%)
Old Dominion Freight Line, Inc.	2,648	405,885
Saia, Inc.*	67	16,348
Uber Technologies, Inc.*	1,999	161,939
U-Haul Holding Co. (Nasdaq Stock Exchange)(x)*	89	5,464
U-Haul Holding Co. (New York Stock exchange)	1,153	63,184
Union Pacific Corp.	3,816	822,959

		1,475,779

Industrial Conglomerates (0.0%)†
Honeywell International, Inc.	372	78,306

Machinery (0.9%)
Caterpillar, Inc.	2,676	827,607
Illinois Tool Works, Inc.	1,690	405,448
Lincoln Electric Holdings, Inc.	1,302	229,412

		1,462,467

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	1,490	14,825

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (1.7%)
Automatic Data Processing, Inc.	4,566	$1,372,540
Paychex, Inc.	3,227	474,756
Paycom Software, Inc.	1,606	363,582
Verisk Analytics, Inc.	2,160	640,289

		2,851,167

Trading Companies & Distributors (1.3%)
Fastenal Co.	11,419	924,597
United Rentals, Inc.	283	178,700
W.W. Grainger, Inc.	1,101	1,127,765

		2,231,062

Total Industrials		12,554,445

Information Technology (42.1%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	8,520	700,940
Motorola Solutions, Inc.	1,643	723,561
Ubiquiti, Inc.	128	41,786

		1,466,287

Electronic Equipment, Instruments & Components (0.3%)
CDW Corp.	1,289	206,962
Jabil, Inc.	1,529	224,090

		431,052

IT Services (0.4%)
Gartner, Inc.*	765	322,126
GoDaddy, Inc., Class A*	1,952	367,620
VeriSign, Inc.*	12	3,386

		693,132

Semiconductors & Semiconductor Equipment (14.9%)
Advanced Micro Devices, Inc.*	5,610	546,134
Applied Materials, Inc.	7,777	1,172,072
Broadcom, Inc.	26,324	5,066,580
KLA Corp.	1,698	1,193,168
Lam Research Corp.	20,460	1,466,368
NVIDIA Corp.	124,809	13,594,196
QUALCOMM, Inc.	11,760	1,745,890
Teradyne, Inc.	2,097	155,618
Texas Instruments, Inc.	1,506	241,035

		25,181,061

Software (14.8%)
Adobe, Inc.*	1,230	461,225
AppLovin Corp., Class A*	2,746	739,525
Crowdstrike Holdings, Inc., Class A*	943	404,425
Dropbox, Inc., Class A*	875	24,981
Fair Isaac Corp.*	128	254,679
Fortinet, Inc.*	8,787	911,739
Intuit, Inc.	1,609	1,009,599
Microsoft Corp.	40,331	15,941,231
Nutanix, Inc., Class A*	445	30,572
Oracle Corp.	6,696	942,261
Palantir Technologies, Inc., Class A*	11,588	1,372,483
Palo Alto Networks, Inc.*	3,872	723,793
RingCentral, Inc., Class A*	470	11,985
Salesforce, Inc.	4,617	1,240,634
ServiceNow, Inc.*	993	948,325

		25,017,457

Technology Hardware, Storage & Peripherals (10.8%)
Apple, Inc.	85,249	18,115,412
HP, Inc.	670	17,132
NetApp, Inc.	932	83,647

		18,216,191

Total Information Technology		71,005,180

Materials (0.6%)
Chemicals (0.3%)
RPM International, Inc.	1,043	111,340
Sherwin-Williams Co. (The)	1,340	472,913

		584,253

Construction Materials (0.2%)
Eagle Materials, Inc.	1,181	267,366
Martin Marietta Materials, Inc.	48	25,151

		292,517

Containers & Packaging (0.0%)†
Avery Dennison Corp.	345	59,033

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	1,657	143,016

Total Materials		1,078,819

Utilities (0.6%)
Electric Utilities (0.1%)
Constellation Energy Corp.	142	31,728
NRG Energy, Inc.	584	63,995

		95,723

Independent Power and Renewable Electricity Producers (0.5%)
Vistra Corp.	7,013	909,095

Total Utilities		1,004,818

Total Common Stocks (99.7%) (Cost $155,219,405)		168,368,173

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	109,272	109,272

Total Short-Term Investments (0.1%) (Cost $109,272)		109,272

Total Investments in Securities (99.8%) (Cost $155,328,677)		168,477,445
Other Assets Less Liabilities (0.2%)		288,972

Net Assets (100%)		$168,766,417

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at April 30, 2025.
(xx)

At April 30, 2025, the Fund had loaned securities with a total value of $106,556. This was collateralized by cash of $109,272 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,343,810	$—	$—	$21,343,810
Consumer Discretionary	27,585,226	—	—	27,585,226
Consumer Staples	6,252,676	—	—	6,252,676
Energy	3,747,432	—	—	3,747,432
Financials	12,869,653	—	—	12,869,653
Health Care	10,926,114	—	—	10,926,114
Industrials	12,554,445	—	—	12,554,445
Information Technology	71,005,180	—	—	71,005,180
Materials	1,078,819	—	—	1,078,819
Utilities	1,004,818	—	—	1,004,818
Short-Term Investments
Investment Companies	109,272	—	—	109,272

Total Assets	$168,477,445	$—	$—	$168,477,445

Total Liabilities	$—	$—	$—	$—

Total	$168,477,445	$—	$—	$168,477,445

The Fund held no derivatives contracts during the six months ended April 30, 2025.

Investment security transactions for the six months ended April 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,521,585
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,741,038

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,392,031
Aggregate gross unrealized depreciation	(6,245,743)

Net unrealized appreciation	$13,146,288

Federal income tax cost of investments in securities and derivative instruments, if applicable	$155,331,157

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $155,328,677)	$168,477,445
Cash	464,517
Receivable for Fund shares sold	83,540
Dividends, interest and other receivables	51,958
Prepaid registration and filing fees	25,151
Securities lending income receivable	25
Other assets	219

Total assets	169,102,855

LIABILITIES
Payable for return of collateral on securities loaned	109,272
Payable for Fund shares repurchased	80,580
Investment advisory fees payable	44,002
Administrative fees payable	19,536
Transfer agent fees payable	5,412
Distribution fees payable – Class A	69
Accrued expenses	77,567

Total liabilities	336,438

Commitments and contingent liabilities^
NET ASSETS	$168,766,417

Net assets were comprised of:
Paid in capital	$154,499,323
Total distributable earnings (loss)	14,267,094

Net assets	$168,766,417

Class A
Net asset value and redemption price per share, $418,743 / 24,716 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.94
Maximum sales charge (5.50% of offering price)	0.99

Maximum offering price per share	$17.93

Class I
Net asset value, offering and redemption price per share, $168,347,674 / 9,912,410 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.98

(x)	Includes value of securities on loan of $106,556.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$661,462
Interest	5,717
Securities lending (net)	325

Total income	667,504

EXPENSES
Investment advisory fees	440,238
Administrative fees	132,072
Professional fees	51,896
Printing and mailing expenses	29,852
Transfer agent fees	27,394
Registration and filing fees	17,870
Custodian fees	3,201
Trustees’ fees	2,937
Distribution fees – Class A	317
Miscellaneous	12,157

Gross expenses	717,934
Less: Waiver from investment adviser	(145,424)

Net expenses	572,510

NET INVESTMENT INCOME (LOSS)	94,994

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,084,902
Net change in unrealized appreciation (depreciation) on investments in securities	(6,326,629)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,241,727)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,146,733)

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$94,994	$105,416
Net realized gain (loss)	1,084,902	665,667
Net change in unrealized appreciation (depreciation)	(6,326,629)	18,938,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,146,733)	19,709,178

Distributions to shareholders:
Class A	(826)	(540)
Class I	(811,414)	(141,959)

Total distributions to shareholders	(812,240)	(142,499)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 17,215 and 7,483 shares, respectively ]	301,363	103,558
Capital shares issued in reinvestment of dividends [ 18 and 0 shares ]	338	—

Total Class A transactions	301,701	103,558

Class I
Capital shares sold [ 674,496 and 10,017,211 shares, respectively ]	11,601,775	158,993,681
Capital shares issued in reinvestment of dividends [ 35,342 and 1,188 shares, respectively ]	676,460	16,779
Capital shares repurchased [ (672,493) and (610,571) shares, respectively ]	(12,151,632)	(10,392,760)

Total Class I transactions	126,603	148,617,700

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	428,304	148,721,258

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,530,669)	168,287,937
NET ASSETS:
Beginning of period	174,297,086	6,009,149

End of period	$168,766,417	$174,297,086

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2025 (Unaudited)		November 30, 2023* to October 31, 2024
Net asset value, beginning of period	$17.60		$13.73

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01	)†	(0.01	)†
Net realized and unrealized gain (loss)	(0.58)		3.95

Total from investment operations	(0.59)		3.94

Less distributions:
Dividends from net investment income	—		(0.03)
Distributions from net realized gains	(0.07)		(0.04)

Total dividends and distributions	(0.07)		(0.07)

Net asset value, end of period	$16.94		$17.60

Total return (b)	(3.41)%		28.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$419		$132
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90	%(j)	0.90	%(j)
Before waivers and reimbursements (a)(f)	1.07%		1.25%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.16)%		(0.06	)%(l)
Before waivers and reimbursements (a)(f)	(0.32)%		(0.42	)%(l)
Portfolio turnover rate^	4	%(z)	22	%(h)

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class I			2024		2023		2022		2021		2020
Net asset value, beginning of period	$17.64		$12.86		$12.79		$15.21		$11.77		$12.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.02		0.24	(x)	0.25	(x)	0.16	(x)	0.24	(x)
Net realized and unrealized gain (loss)	(0.58)		4.84		0.36		(2.36)		3.66		(0.61)

Total from investment operations	(0.57)		4.86		0.60		(2.11)		3.82		(0.37)

Less distributions:
Dividends from net investment income	(0.02)		(0.04)		(0.28)		(0.16)		(0.22)		(0.22)
Distributions from net realized gains	(0.07)		(0.04)		(0.25)		(0.15)		(0.16)		(0.02)

Total dividends and distributions	(0.09)		(0.08)		(0.53)		(0.31)		(0.38)		(0.24)

Net asset value, end of period	$16.98		$17.64		$12.86		$12.79		$15.21		$11.77

Total return (b)	(3.32)%		37.92%		4.63%		(14.17)%		33.13%		(3.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$168,348		$174,165		$6,009		$5,163		$5,658		$3,818
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65	%(j)	0.65	%(j)	0.52	%(k)	0.52	%(k)	0.52	%(k)	0.53	%**(o)
Before waivers and reimbursements (a)(f)	0.82%		0.94%		2.75%		2.75%		3.24%		4.31%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.11%		0.12%		1.77	%(x)	1.84	%(x)	1.13	%(x)	2.01	%(x)
Before waivers and reimbursements (a)(f)	(0.06)%		(0.17)%		(0.45	)%(x)	(0.39	)%(x)	(1.58	)%(x)	(1.78	)%(x)
Portfolio turnover rate^	4	%(z)	22	%(h)	7%		8%		4%		9%

See Notes to Financial Statements.

1290 FUNDS

1290 AVANTIS® U.S. LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
**	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. See Note 1
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class A and 0.65% for Class I.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% for Class I.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66% for Class I.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.8%)
OHA Credit Funding 2 Ltd.,
Series 2019-2A D1R2 6.969%, 1/21/38 (l)§		$4,650,000	$4,586,899
TRTX Issuer Ltd.,
Series 2025-FL6 C 6.716%, 9/18/42 (l)§		6,150,000	6,106,410

Total Asset-Backed Securities			10,693,309

Collateralized Mortgage Obligations (5.1%)
Connecticut Avenue Securities Trust,
Series 2023-R08 1M2 6.854%, 10/25/43 (l)§		11,390,000	11,674,331
FHLMC STACR REMIC Trust,
Series 2022-DNA2 B1 9.104%, 2/25/42 (l)§		2,430,000	2,536,913
Series 2022-DNA6 M2 10.104%, 9/25/42 (l)§		6,300,000	6,865,488
Series 2022-HQA1 M2 9.604%, 3/25/42 (l)§		4,610,000	4,884,794
Radnor Re Ltd.,
Series 2024-1 M2 8.354%, 9/25/34 (l)§		5,195,000	5,325,945

Total Collateralized Mortgage Obligations			31,287,471

Commercial Mortgage-Backed Securities (1.2%)
CFCRE Commercial Mortgage Trust,
Series 2016-C4 D 5.004%, 5/10/58 (l)§		2,200,000	2,096,460
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31 B 4.482%, 11/15/48 (l)		5,030,000	4,966,120

Total Commercial Mortgage-Backed Securities			7,062,580

Corporate Bonds (8.3%)
Consumer Discretionary (0.3%)
Broadline Retail (0.3%)
Saks Global Enterprises LLC 11.000%, 12/15/29§		3,130,000	1,887,234

Total Consumer Discretionary			1,887,234

Energy (3.3%)
Oil, Gas & Consumable Fuels (3.3%)
Baytex Energy Corp. 8.500%, 4/30/30§		4,340,000	4,047,050
NFE Financing LLC 12.000%, 11/15/29§		4,906,200	3,428,207
Petroleos Mexicanos 5.350%, 2/12/28		13,980,000	12,874,182

Total Energy			20,349,439

Financials (4.1%)
Banks (1.2%)
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.900%, 6/4/25 (k)(y)		1,780,000	1,774,542
NatWest Group plc
(USD Swap Semi 5 Year + 5.72%), 8.000%, 8/10/25 (k)(y)		3,060,000	3,067,650
Wells Fargo & Co.
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26 (k)(y)		2,770,000	2,711,488

			7,553,680

Capital Markets (2.3%)
Charles Schwab Corp. (The)
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26 (k)(y)		5,140,000	4,960,100
Golub Capital BDC, Inc. 2.500%, 8/24/26		5,235,000	5,037,233
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.10%), 3.875%, 6/2/26 (k)(y)§		3,830,000	3,691,163

			13,688,496

Consumer Finance (0.1%)
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.550%, 9/15/26 (k)(y)		865,000	826,075

Financial Services (0.5%)
Freedom Mortgage Corp. 6.625%, 1/15/27§		3,210,000	3,177,900

Total Financials			25,246,151

Real Estate (0.3%)
Diversified REITs (0.3%)
Trust Fibra Uno (REIT) 7.700%, 1/23/32§		1,720,000	1,754,830

Total Real Estate			1,754,830

Utilities (0.3%)
Independent Power and Renewable Electricity Producers (0.3%)
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§		1,541,088	1,526,062

Total Utilities			1,526,062

Total Corporate Bonds			50,763,716

Foreign Government Securities (26.6%)
Mex Bonos Desarr Fix Rt Series M 8.000%, 7/31/53	MXN	1,281,600,000	53,205,467

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Notas do Tesouro Nacional 10.000%, 1/1/35	BRL	321,380,000	$45,091,571
Republic of Panama 3.870%, 7/23/60		$5,660,000	3,064,890
4.500%, 1/19/63		4,770,000	2,909,700
Republic of South Africa 8.750%, 2/28/48	ZAR	275,900,000	11,305,948
Titulos de Tesoreria Series B
7.250%, 10/26/50	COP	78,550,000,000	10,931,384
U.K. Treasury Bonds 4.375%, 7/31/54 (m)	GBP	30,450,000	35,467,951

Total Foreign Government Securities			161,976,911

Mortgage-Backed Securities (33.1%)
GNMA
6.000%, 10/20/53		$13,132,580	13,343,519
6.000%, 11/20/53		22,714,264	23,093,304
6.000%, 12/20/53		7,930,182	8,062,516
6.000%, 2/20/54		4,656,063	4,723,575
6.000%, 4/20/54		5,819,251	5,884,990
6.000%, 5/20/54		9,679,283	9,793,921
6.000%, 6/20/54		8,864,594	8,978,585
6.000%, 7/20/54		20,770,837	21,002,235
6.000%, 8/20/54		17,626,135	17,823,875
6.000%, 9/20/54		19,211,147	19,429,670
6.000%, 10/20/54		20,301,444	20,535,542
6.000%, 11/20/54		13,768,330	13,935,699
6.000%, 12/20/54		5,305,074	5,371,220
6.000%, 1/20/55		15,880,617	16,063,737
6.000%, 2/20/55		13,084,499	13,247,644

Total Mortgage-Backed Securities			201,290,032

U.S. Treasury Obligations (13.3%)
U.S. Treasury Inflation Linked Bonds
2.375%, 2/15/55 TIPS		31,407,872	30,679,313
U.S. Treasury Notes 3.875%, 8/15/33		51,230,000	50,493,605

Total U.S. Treasury Obligations			81,172,918

Total Long-Term Debt Securities (89.4%) (Cost $558,709,475)			544,246,937

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (3.1%)
Arab Republic of Egypt 25.89%, 10/14/25 (p)	EGP	1,080,000,000	18,996,994

	Number of Shares		Value (Note 1)
Investment Companies (1.1%)
JPMorgan Prime Money Market Fund, IM Shares 4.49% (7 day yield)		6,667,769	6,669,103

Total Short-Term Investments (4.2%) (Cost $25,433,683)			25,666,097

Total Investments in Securities (93.6%) (Cost $584,143,158)			569,913,034
Other Assets Less Liabilities (6.4%)			38,881,006

Net Assets (100%)			$608,794,040

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2025, the market value of these securities amounted to $63,589,686 or 10.4% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2025, the market value or fair value, as applicable, of these securities amounted to $35,467,951 or 5.8% of net assets.

(p)	Yield to maturity.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of April 30, 2025.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
EGP	— Egyptian Pound
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
GBP	— British Pound
GNMA	— Government National Mortgage Association
JPY	— Japanese Yen
KRW	— Korean (South) Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SEK	— Swedish Krona
STACR	— Structured Agency Credit Risk
TIPS	— Treasury Inflation Protected Security
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Brazil	7.4%
Canada	0.9
Cayman Islands	1.8
Colombia	1.8
Egypt	3.1
Mexico	11.4
Panama	1.0
South Africa	1.9
Switzerland	0.6
United Kingdom	6.3
United States	57.4
Cash and Other	6.4

100.0%

Futures contracts outstanding as of April 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	633	6/2025	GBP	78,893,388	435,105
U.S. Treasury 5 Year Note	1,388	6/2025	USD	151,563,094	2,231,469
U.S. Treasury 10 Year Ultra Note	1,666	6/2025	USD	191,147,469	1,161,431

					3,828,005

Short Contracts
Canada 10 Year Bond	(948)	6/2025	CAD	(85,035,311)	331,246
Euro-Bund	(256)	6/2025	EUR	(38,217,465)	(50,370)
Euro-Buxl	(138)	6/2025	EUR	(19,400,963)	56,494

					337,370

					4,165,375

Forward Foreign Currency Contracts outstanding as of April 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	16,510,000	USD	17,821,885	Citibank NA	5/5/2025	884,865
EUR	102,440,000	USD	107,819,567	JPMorgan Chase Bank	5/5/2025	8,250,661
EUR	11,190,000	USD	11,778,258	Morgan Stanley	5/5/2025	900,635
EUR	2,830,000	USD	3,081,509	Standard Chartered Bank	5/5/2025	125,038
USD	30,514,275	EUR	26,720,000	JPMorgan Chase Bank	5/5/2025	239,026
USD	2,329,343	EUR	2,050,000	Wells Fargo Bank NA	5/5/2025	6,579
USD	11,689,330	ZAR	215,300,000	HSBC Bank plc	5/13/2025	124,984
ZAR	18,800,000	USD	978,719	HSBC Bank plc	5/13/2025	31,079
CLP	22,850,000,000	USD	24,046,304	HSBC Bank plc**	5/14/2025	82,040
USD	24,699,338	CLP	23,310,000,000	HSBC Bank plc**	5/14/2025	85,260
CNY	43,460,000	USD	5,989,361	Wells Fargo Bank NA**	5/27/2025	6,454
USD	6,031,504	CNY	43,460,000	JPMorgan Chase Bank**	5/27/2025	35,689
JPY	2,773,000,000	USD	18,780,010	Citibank NA	6/13/2025	708,323
JPY	3,540,000,000	USD	24,003,336	HSBC Bank plc	6/13/2025	875,387
JPY	129,000,000	USD	889,753	JPMorgan Chase Bank	6/13/2025	16,844
JPY	72,000,000	USD	494,545	Morgan Stanley	6/13/2025	11,463

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
NOK	197,500,000	USD	18,543,513	UBS AG	6/13/2025	440,964
USD	1,148,687	JPY	163,000,000	Standard Chartered Bank	6/13/2025	3,142
CHF	21,880,000	USD	26,551,787	Goldman Sachs Bank USA	6/18/2025	116,299
CHF	590,000	USD	718,989	JPMorgan Chase Bank	6/18/2025	123
CHF	15,180,000	USD	17,969,814	UBS AG	6/18/2025	532,085
USD	420,495	CHF	340,000	Wells Fargo Bank NA	6/18/2025	6,092
KRW	44,370,000,000	USD	30,816,450	Citibank NA**	7/8/2025	534,504
USD	30,256,574	NZD	50,600,000	Morgan Stanley	7/16/2025	128,043
BRL	141,580,000	USD	24,258,424	HSBC Bank plc**	7/18/2025	227,264
CAD	53,330,000	USD	38,788,614	Citibank NA	7/28/2025	67,985

Total unrealized appreciation						14,440,828

USD	6,060,560	EUR	5,350,000	Barclays Bank plc	5/5/2025	(1,288)
USD	18,367,735	EUR	17,000,000	HSBC Bank plc	5/5/2025	(894,212)
USD	52,401,673	EUR	46,480,000	JPMorgan Chase Bank	5/5/2025	(262,757)
USD	19,387,814	EUR	17,180,000	Standard Chartered Bank	5/5/2025	(78,083)
CLP	460,000,000	USD	494,624	HSBC Bank plc**	5/14/2025	(8,889)
AUD	47,360,000	USD	30,423,543	Morgan Stanley	6/6/2025	(75,468)
SEK	9,800,000	USD	1,022,438	Citibank NA	6/10/2025	(6,020)
USD	49,830,897	SEK	497,800,000	HSBC Bank plc	6/10/2025	(1,798,989)
GBP	800,000	USD	1,070,983	Morgan Stanley	6/12/2025	(4,656)
USD	30,666,247	GBP	23,770,000	HSBC Bank plc	6/12/2025	(1,016,980)
USD	1,820,377	GBP	1,410,000	Standard Chartered Bank	6/12/2025	(59,024)
USD	38,092,296	JPY	5,426,000,000	Citibank NA	6/13/2025	(41,024)
USD	6,037,984	JPY	863,000,000	HSBC Bank plc	6/13/2025	(27,084)
USD	431,070	JPY	62,000,000	Standard Chartered Bank	6/13/2025	(4,660)
USD	18,624,872	NOK	197,500,000	UBS AG	6/13/2025	(359,606)
CHF	14,890,000	USD	18,319,953	UBS AG	6/18/2025	(171,516)
USD	806,986	CHF	700,000	Morgan Stanley	6/18/2025	(46,198)
USD	58,785,816	CHF	51,500,000	UBS AG	6/18/2025	(3,984,130)
KRW	42,220,000,000	USD	29,847,055	Citibank NA**	7/8/2025	(15,248)
USD	1,859,420	KRW	2,640,000,000	Citibank NA**	7/8/2025	(5,951)
BRL	2,450,000	USD	423,729	HSBC Bank plc**	7/18/2025	(11)
USD	25,675,833	BRL	154,720,000	HSBC Bank plc**	7/18/2025	(1,082,365)
USD	12,428,319	CAD	17,100,000	Goldman Sachs Bank USA	7/28/2025	(30,857)
USD	536,529	CAD	740,000	HSBC Bank plc	7/28/2025	(2,640)
USD	30,204,886	MXN	600,600,000	Citibank NA	7/29/2025	(62,648)
USD	10,996,770	COP	47,660,000,000	JPMorgan Chase Bank**	7/30/2025	(139,704)
EUR	18,190,000	USD	20,820,183	JPMorgan Chase Bank	8/5/2025	(88,723)

Total unrealized depreciation						(10,268,731)

Net unrealized appreciation						4,172,097

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding — sell protection as of April 30, 2025 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American High Yield 44-V1	5.00	Quarterly	6/20/2030	4.16	USD	29,250,000	872,295	311,230	1,183,525

Total Centrally Cleared Credit default swap contracts outstanding							872,295	311,230	1,183,525

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$10,693,309	$—	$10,693,309
Centrally Cleared Credit Default Swaps	—	311,230	—	311,230
Collateralized Mortgage Obligations	—	31,287,471	—	31,287,471
Commercial Mortgage-Backed Securities	—	7,062,580	—	7,062,580
Corporate Bonds
Consumer Discretionary	—	1,887,234	—	1,887,234
Energy	—	20,349,439	—	20,349,439
Financials	—	25,246,151	—	25,246,151
Real Estate	—	1,754,830	—	1,754,830
Utilities	—	1,526,062	—	1,526,062
Foreign Government Securities	—	161,976,911	—	161,976,911
Forward Currency Contracts	—	14,440,828	—	14,440,828
Futures	4,215,745	—	—	4,215,745
Mortgage-Backed Securities	—	201,290,032	—	201,290,032
Short-Term Investments
Foreign Government Treasury Bill	—	18,996,994	—	18,996,994
Investment Company	6,669,103	—	—	6,669,103
U.S. Treasury Obligations	—	81,172,918	—	81,172,918

Total Assets	$10,884,848	$577,995,989	$—	$588,880,837

Liabilities:
Forward Currency Contracts	$—	$(10,268,731)	$—	$(10,268,731)
Futures	$(50,370)	$—	$—	$(50,370)

Total Liabilities	$(50,370)	$(10,268,731)	$—	$(10,319,101)

Total	$10,834,478	$567,727,258	$—	$578,561,736

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of April 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$4,215,745	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	14,440,828
Credit contracts	Market value on OTC swap contracts & Variation Margin on Centrally Cleared Swaps – Receivables	311,230	**

Total		$18,967,803

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(50,370	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(10,268,731)

Total		$(10,319,101)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(14,178,154)	$—	$—	$(14,178,154)
Foreign exchange contracts	—	2,596,243	—	2,596,243
Credit contracts	—	—	(98,675)	(98,675)

Total	$(14,178,154)	$2,596,243	$(98,675)	$(11,680,586)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$11,794,691	$—	$—	$11,794,691
Foreign exchange contracts	—	3,593,858	—	3,593,858
Credit contracts	—	—	311,230	311,230

Total	$11,794,691	$3,593,858	$311,230	$15,699,779

^ The Fund held forward foreign currency contracts, futures contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$376,539,000
Average notional value of contracts — short	291,562,000
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$405,116,000
Average settlement value sold — in USD	436,210,000
Credit index swaps
Average notional value — sell protection	$29,250,000

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of April 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$2,195,677	$(130,891)	$—	$2,064,786
Goldman Sachs Bank USA	116,299	(30,857)	—	85,442
HSBC Bank plc	1,426,014	(1,426,014)	—	—
JPMorgan Chase Bank	8,542,343	(491,184)	(120,000)	7,931,159
Morgan Stanley	1,040,141	(126,322)	—	913,819
Standard Chartered Bank	128,180	(128,180)	—	—
UBS AG	973,049	(973,049)	—	—
WELLS FARGO BANK NA	19,125	—	—	19,125

Total	$14,440,828	$(3,306,497)	$(120,000)	$11,014,331

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$1,288	$—	$—	$1,288
Citibank NA	130,891	(130,891)	—	—
Goldman Sachs Bank USA	30,857	(30,857)	—	—
HSBC Bank plc	4,831,170	(1,426,014)	(690,000)	2,715,156
JPMorgan Chase Bank	491,184	(491,184)	—	—
Morgan Stanley	126,322	(126,322)	—	—
Standard Chartered Bank	141,767	(128,180)	—	13,587
UBS AG	4,515,252	(973,049)	—	3,542,203

Total	$10,268,731	$(3,306,497)	$(690,000)	$6,272,234

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended April 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$313,201,612
Long-term U.S. government debt securities	104,134,554

$417,336,166

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$262,369,394
Long-term U.S. government debt securities	171,908,471

$434,277,865

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,870,382
Aggregate gross unrealized depreciation	(21,346,567)

Net unrealized appreciation	$523,815

Federal income tax cost of investments in securities and derivative instruments, if applicable	$578,910,216

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $584,143,158)	$569,913,034
Cash	878,253
Cash held as collateral for forward foreign currency contracts	590,000
Due from broker for futures variation margin	21,300,108
Unrealized appreciation on forward foreign currency contracts	14,440,828
Dividends, interest and other receivables	6,947,329
Variation Margin on Centrally Cleared Swaps	3,282,409
Receivable for securities sold	2,329,698
Receivable for Fund shares sold	301,921
Prepaid registration and filing fees	24,072

Total assets	620,007,652

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	10,268,731
Payable for Fund shares repurchased	395,266
Investment advisory fees payable	107,400
Administrative fees payable	75,743
Transfer agent fees payable	46,656
Foreign currency overdraft payable	25,877
Dividends and distributions payable	3,300
Trustees’ fees payable	842
Distribution fees payable – Class A	818
Distribution fees payable – Class R	514
Accrued expenses	288,465

Total liabilities	11,213,612

Commitments and contingent liabilities^
NET ASSETS	$608,794,040

Net assets were comprised of:
Paid in capital	$780,263,637
Total distributable earnings (loss)	(171,469,597)

Net assets	$608,794,040

Class A
Net asset value and redemption price per share, $4,083,251 / 489,882 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.34
Maximum sales charge (4.50% of offering price)	0.39

Maximum offering price per share	$8.73

Class I
Net asset value, offering and redemption price per share, $603,446,269 / 71,982,977 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.38

Class R
Net asset value, offering and redemption price per share, $1,264,520 / 152,959 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.27

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest (net of $826,432 foreign withholding tax)	$19,996,899
Dividends	249,068
Securities lending (net)	105

Total income	20,246,072

EXPENSES
Investment advisory fees	1,823,011
Administrative fees	455,752
Transfer agent fees	136,860
Professional fees	121,352
Printing and mailing expenses	87,969
Custodian fees	73,402
Registration and filing fees	27,058
Trustees’ fees	10,170
Distribution fees – Class A	5,470
Distribution fees – Class R	4,751
Miscellaneous	40,277

Gross expenses	2,786,072
Less: Waiver from investment adviser	(1,256,725)

Net expenses	1,529,347

NET INVESTMENT INCOME (LOSS)	18,716,725

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(8,663,580)
Futures contracts	(14,178,154)
Forward foreign currency contracts	2,596,243
Foreign currency transactions	(1,846,582)
Swaps	(98,675)

Net realized gain (loss)	(22,190,748)

Change in unrealized appreciation (depreciation) on:
Investments in securities	3,287,047
Futures contracts	11,794,691
Forward foreign currency contracts	3,593,858
Foreign currency translations	127,763
Swaps	311,230

Net change in unrealized appreciation (depreciation)	19,114,589

NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,076,159)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,640,566

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,716,725	$36,710,379
Net realized gain (loss)	(22,190,748)	8,596,802
Net change in unrealized appreciation (depreciation)	19,114,589	29,425,596

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,640,566	74,732,777

Distributions to shareholders:
Class A	(150,371)	(285,397)
Class I	(21,042,804)	(39,389,194)
Class R	(59,676)	(177,907)

Total distributions to shareholders	(21,252,851)	(39,852,498)

Tax return of capital:
Class A	—	(2,525)
Class I	—	(348,420)
Class R	—	(1,574)

Total tax return of capital	—	(352,519)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 28,398 and 133,597 shares, respectively ]	233,799	1,144,134
Capital shares issued in reinvestment of dividends [ 18,145 and 32,960 shares, respectively ]	148,443	281,797
Capital shares repurchased [ (112,253) and (250,099) shares, respectively ]	(916,788)	(2,130,265)

Total Class A transactions	(534,546)	(704,334)

Class I
Capital shares sold [ 7,403,973 and 12,494,140 shares, respectively ]	61,187,951	108,790,279
Capital shares issued in reinvestment of dividends [ 2,553,759 and 4,613,713 shares, respectively ]	21,011,778	39,644,398
Capital shares repurchased [ (11,879,039) and (14,266,315) shares, respectively ]	(97,986,317)	(123,440,903)

Total Class I transactions	(15,786,588)	24,993,774

Class R
Capital shares sold [ 129,174 and 170,179 shares, respectively ]	1,061,704	1,440,510
Capital shares issued in reinvestment of dividends [ 7,294 and 21,058 shares, respectively ]	59,529	178,591
Capital shares repurchased [ (373,757) and (107,781) shares, respectively ]	(3,027,300)	(922,542)

Total Class R transactions	(1,906,067)	696,559

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(18,227,201)	24,985,999

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,839,486)	59,513,759
NET ASSETS:
Beginning of period	632,633,526	573,119,767

End of period	$608,794,040	$632,633,526

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class A			2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.41		$7.92	$8.33	$10.70	$10.68	$10.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.48	0.45	0.27	0.29	0.39
Net realized and unrealized gain (loss)	(0.03)		0.54	(0.54)	(2.41)	0.44	0.43

Total from investment operations	0.21		1.02	(0.09)	(2.14)	0.73	0.82

Less distributions:
Dividends from net investment income	(0.28)		(0.53)	(0.21)	(0.23)	(0.47)	(0.15)
Distributions from net realized gains	—		—	—	—	(0.22)	(0.33)
Return of capital	—		— #	(0.11)	—	(0.02)	—

Total dividends and distributions	(0.28)		(0.53)	(0.32)	(0.23)	(0.71)	(0.48)

Net asset value, end of period	$8.34		$8.41	$7.92	$8.33	$10.70	$10.68

Total return (b)	2.61%		12.95%	(1.50)%	(20.39)%	6.73%	8.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,083		$4,671	$5,062	$6,608	$8,550	$7,796
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers and reimbursements (a)(f)	1.16%		1.17%	1.22%	1.20%	1.22%	1.42%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.90%		5.54%	5.07%	2.75%	2.62%	3.76%*
Before waivers and reimbursements (a)(f)	5.49%		5.12%	4.60%	2.31%	2.15%	3.09%*
Portfolio turnover rate^	75	%(z)	151%	193%	244%	165%	200%

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class I			2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.45		$7.96	$8.36	$10.72	$10.71	$10.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25		0.50	0.47	0.30	0.31	0.41
Net realized and unrealized gain (loss)	(0.03)		0.54	(0.54)	(2.42)	0.43	0.41

Total from investment operations	0.22		1.04	(0.07)	(2.12)	0.74	0.82

Less distributions:
Dividends from net investment income	(0.29)		(0.55)	(0.21)	(0.24)	(0.49)	(0.15)
Distributions from net realized gains	—		—	—	—	(0.22)	(0.33)
Return of capital	—		— #	(0.12)	—	(0.02)	—

Total dividends and distributions	(0.29)		(0.55)	(0.33)	(0.24)	(0.73)	(0.48)

Net asset value, end of period	$8.38		$8.45	$7.96	$8.36	$10.72	$10.71

Total return (b)	2.70%		13.16%	(1.23)%	(20.18)%	6.85%	8.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$603,446		$624,708	$565,647	$578,149	$673,625	$169,409
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.50%		0.50%	0.50%	0.50%	0.50%	0.50%
Before waivers and reimbursements (a)(f)	0.91%		0.92%	0.97%	0.95%	0.96%	1.17%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	6.16%		5.81%	5.30%	3.04%	2.79%	3.95%*
Before waivers and reimbursements (a)(f)	5.75%		5.39%	4.83%	2.59%	2.33%	3.28%*
Portfolio turnover rate^	75	%(z)	151%	193%	244%	165%	200%

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class R			2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.34		$7.86	$8.27	$10.64	$10.63	$10.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.45	0.42	0.26	0.25	0.35 *
Net realized and unrealized gain (loss)	(0.03)		0.54	(0.52)	(2.42)	0.45	0.41

Total from investment operations	0.20		0.99	(0.10)	(2.16)	0.70	0.76

Less distributions:
Dividends from net investment income	(0.27)		(0.51)	(0.20)	(0.21)	(0.45)	(0.14)
Distributions from net realized gains	—		—	—	—	(0.22)	(0.33)
Return of capital	—		— #	(0.11)	—	(0.02)	—

Total dividends and distributions	(0.27)		(0.51)	(0.31)	(0.21)	(0.69)	(0.47)

Net asset value, end of period	$8.27		$8.34	$7.86	$8.27	$10.64	$10.63

Total return (b)	2.52%		12.64%	(1.66)%	(20.60)%	6.44%	7.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,265		$3,254	$2,411	$1,808	$1,264	$298
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers and reimbursements (a)(f)	1.42%		1.42%	1.47%	1.46%	1.47%	1.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.64%		5.31%	4.79%	2.68%	2.24%	3.43%*
Before waivers and reimbursements (a)(f)	5.22%		4.89%	4.32%	2.22%	1.77%	2.75%*
Portfolio turnover rate^	75	%(z)	151%	193%	244%	165%	200%
*

Includes accretion, interest and inflation adjustments on Argentine TIPS Bonds. Without this income, the per share income for each class would have been $0.08 lower and the ratios for each class would have been 0.73% lower.

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (1.2%)
Interactive Media & Services (0.9%)
EverQuote, Inc., Class A*	23,070	$547,682

Media (0.3%)
Integral Ad Science Holding Corp.*	29,778	210,530

Total Communication Services		758,212

Consumer Discretionary (6.0%)
Automobile Components (1.1%)
Patrick Industries, Inc.	8,934	687,739

Diversified Consumer Services (3.1%)
Frontdoor, Inc.*	13,628	560,247
Lincoln Educational Services Corp.*	84,664	1,430,822

		1,991,069

Hotels, Restaurants & Leisure (1.2%)
Potbelly Corp.*	48,734	394,745
Sweetgreen, Inc., Class A*	17,760	345,965

		740,710

Specialty Retail (0.6%)
Revolve Group, Inc., Class A*	20,066	398,912

Total Consumer Discretionary		3,818,430

Consumer Staples (1.5%)
Food Products (1.5%)
Mama’s Creations, Inc.*	74,366	490,816
SunOpta, Inc.*	101,403	438,061

Total Consumer Staples		928,877

Energy (1.8%)
Energy Equipment & Services (1.2%)
Expro Group Holdings NV*	34,069	281,751
TETRA Technologies, Inc.*	166,859	475,548

		757,299

Oil, Gas & Consumable Fuels (0.6%)
Matador Resources Co.	9,765	386,108

Total Energy		1,143,407

Financials (7.4%)
Banks (0.9%)
Bank of Marin Bancorp	29,198	599,143

Capital Markets (1.9%)
BGC Group, Inc., Class A	76,348	691,713
Evercore, Inc., Class A	2,468	506,655

		1,198,368

Financial Services (1.7%)
Paymentus Holdings, Inc., Class A*	34,043	1,105,036

Insurance (2.9%)
HCI Group, Inc.	6,129	896,673
Universal Insurance Holdings, Inc.	39,005	945,481

		1,842,154

Total Financials		4,744,701

Health Care (23.6%)
Biotechnology (4.4%)
Arcutis Biotherapeutics, Inc.*	43,948	655,265
Insmed, Inc.*	15,505	1,116,360
Kiniksa Pharmaceuticals International plc, Class A*	37,717	1,017,227

		2,788,852

Health Care Equipment & Supplies (9.2%)
AngioDynamics, Inc.*	51,523	478,649
Brainsway Ltd. (ADR)*	64,275	557,264
ClearPoint Neuro, Inc.*	71,672	1,031,360
Myomo, Inc.*	172,117	808,950
NeuroPace, Inc.*	30,378	355,119
Novocure Ltd.*	27,906	506,215
PROCEPT BioRobotics Corp.*	9,343	504,335
Pulmonx Corp.*	66,699	322,156
SI-BONE, Inc.*	45,874	626,180
Stereotaxis, Inc.*	342,793	685,586

		5,875,814

Health Care Providers & Services (1.3%)
Nutex Health, Inc.*	7,266	799,042

Health Care Technology (0.9%)
Phreesia, Inc.*	23,660	590,554

Life Sciences Tools & Services (1.6%)
Adaptive Biotechnologies Corp.*	135,901	1,000,231

Pharmaceuticals (6.2%)
Evolus, Inc.*	39,542	450,779
EyePoint Pharmaceuticals, Inc.*	27,470	187,345
Ligand Pharmaceuticals, Inc.*	6,276	689,481
MediWound Ltd. (x)*	32,620	577,537
Ocular Therapeutix, Inc.*	83,913	696,478
Tarsus Pharmaceuticals, Inc.*	12,561	652,042
Xeris Biopharma Holdings, Inc.*	159,963	731,031

		3,984,693

Total Health Care		15,039,186

Industrials (31.3%)
Aerospace & Defense (6.1%)
Kratos Defense & Security Solutions, Inc.*	53,331	1,801,788
Leonardo DRS, Inc.	55,906	2,066,286

		3,868,074

Building Products (1.7%)
Builders FirstSource, Inc.*	3,102	371,092
Griffon Corp.	10,677	727,211

		1,098,303

Commercial Services & Supplies (5.9%)
ACV Auctions, Inc., Class A*	28,811	423,234
CECO Environmental Corp.*	33,963	807,980
Enviri Corp.*	75,650	519,715
Interface, Inc., Class A	31,226	587,049
Liquidity Services, Inc.*	23,339	741,713
Montrose Environmental Group, Inc.*	23,876	349,306
Perma-Fix Environmental Services, Inc. (x)*	42,064	344,925

		3,773,922

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Construction & Engineering (5.6%)
Argan, Inc.	7,994	$1,224,121
Everus Construction Group, Inc.*	8,571	344,897
Great Lakes Dredge & Dock Corp.*	65,563	595,968
Matrix Service Co.*	45,605	529,018
Sterling Infrastructure, Inc.*	5,898	881,338

		3,575,342

Electrical Equipment (3.1%)
American Superconductor Corp.*	32,782	650,723
Amprius Technologies, Inc.*	206,040	445,046
LSI Industries, Inc.	58,856	888,137

		1,983,906

Ground Transportation (0.9%)
Covenant Logistics Group, Inc., Class A	28,825	573,617

Machinery (1.5%)
Graham Corp.*	30,648	934,151

Professional Services (4.4%)
Fiverr International Ltd. (x)*	17,070	434,431
IBEX Holdings Ltd.*	12,394	310,346
Kelly Services, Inc., Class A	37,404	432,016
Upwork, Inc.*	31,279	411,319
Willdan Group, Inc.*	30,206	1,184,075

		2,772,187

Trading Companies & Distributors (2.1%)
MRC Global, Inc.*	58,750	684,438
Transcat, Inc. (x)*	8,371	664,071

		1,348,509

Total Industrials		19,928,011

Information Technology (23.4%)
Communications Equipment (1.5%)
Ceragon Networks Ltd.*	229,052	499,333
Extreme Networks, Inc.*	35,756	470,549

		969,882

Electronic Equipment, Instruments & Components (5.8%)
908 Devices, Inc.*	104,764	568,869
Arlo Technologies, Inc.*	43,673	429,306
Identiv, Inc.*	88,473	293,730
Mirion Technologies, Inc., Class A*	70,124	1,106,557
Novanta, Inc.*	4,454	529,402
Ouster, Inc.*	48,180	357,977
Powerfleet, Inc.*	77,842	392,324

		3,678,165

IT Services (2.5%)
Crexendo, Inc.*	159,617	786,912
Grid Dynamics Holdings, Inc.*	32,073	454,154
Research Solutions, Inc.*	126,137	345,615

		1,586,681

Semiconductors & Semiconductor Equipment (3.4%)
Ambarella, Inc.*	11,160	535,568
Penguin Solutions, Inc.*	35,865	612,216
Semtech Corp.*	11,494	359,188
Tower Semiconductor Ltd.*	19,304	690,697

		2,197,669

Software (10.2%)
Arteris, Inc.*	62,720	417,715
AvePoint, Inc.*	62,988	1,029,854
Blend Labs, Inc., Class A*	90,941	304,652
Cognyte Software Ltd.*	75,436	739,273
Docebo, Inc.*	16,311	509,719
Olo, Inc., Class A*	85,253	528,569
OneSpan, Inc.	48,824	726,013
RADCOM Ltd.*	49,904	601,343
Red Violet, Inc.	13,145	513,444
SimilarWeb Ltd.*	57,783	435,684
Viant Technology, Inc., Class A*	22,463	321,445
Zeta Global Holdings Corp., Class A*	27,808	363,172

		6,490,883

Total Information Technology		14,923,280

Materials (0.2%)
Chemicals (0.2%)
Aspen Aerogels, Inc.*	29,831	161,088

Total Materials		161,088

Total Common Stocks (96.4%) (Cost $50,099,363)		61,445,192

EXCHANGE TRADED FUNDS (ETF):
Equity (1.1%)
iShares Russell 2000 Growth ETF	2,841	720,335

Total Exchange Traded Funds (1.1%) (Cost $727,145)		720,335

SHORT-TERM INVESTMENTS:
Investment Companies (3.5%)
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	684,849	684,849
JPMorgan Prime Money Market Fund, IM Shares 4.49% (7 day yield)	1,355,692	1,355,962

Total Investment Companies		2,240,811

Total Short-Term Investments (3.5%) (Cost $2,240,830)		2,240,811

Total Investments in Securities (101.0%) (Cost $53,067,338)		64,406,338
Other Assets Less Liabilities (-1.0%)		(663,344)

Net Assets (100%)		$63,742,994

*	Non-income producing.
(x)	All or a portion of security is on loan at April 30, 2025.
(xx)

At April 30, 2025, the Fund had loaned securities with a total value of $841,875. This was collateralized by cash of $884,849 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$758,212	$—	$—	$758,212
Consumer Discretionary	3,818,430	—	—	3,818,430
Consumer Staples	928,877	—	—	928,877
Energy	1,143,407	—	—	1,143,407
Financials	4,744,701	—	—	4,744,701
Health Care	15,039,186	—	—	15,039,186
Industrials	19,928,011	—	—	19,928,011
Information Technology	14,923,280	—	—	14,923,280
Materials	161,088	—	—	161,088
Exchange Traded Fund	720,335	—	—	720,335
Short-Term Investments
Investment Companies	2,240,811	—	—	2,240,811

Total Assets	$64,406,338	$—	$—	$64,406,338

Total Liabilities	$—	$—	$—	$—

Total	$64,406,338	$—	$—	$64,406,338

The Fund held no derivatives contracts during the six months ended April 30, 2025.

Investment security transactions for the six months ended April 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,670,269
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$13,355,952

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,651,024
Aggregate gross unrealized depreciation	(5,560,755)

Net unrealized appreciation	$11,090,269

Federal income tax cost of investments in securities and derivative instruments, if applicable	$53,316,069

See Notes to Financial Statements.

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1290 ESSEX SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $53,067,338)	$64,406,338
Cash	300,000
Receivable for Fund shares sold	102,874
Prepaid registration and filing fees	12,324
Dividends, interest and other receivables	4,724
Securities lending income receivable	579
Other assets	347

Total assets	64,827,186

LIABILITIES
Payable for return of collateral on securities loaned	884,849
Payable for securities purchased	77,325
Payable for Fund shares repurchased	45,953
Investment advisory fees payable	17,029
Transfer agent fees payable	7,917
Administrative fees payable	7,465
Distribution fees payable – Class R	58
Distribution fees payable – Class A	43
Accrued expenses	43,553

Total liabilities	1,084,192

Commitments and contingent liabilities^
NET ASSETS	$63,742,994

Net assets were comprised of:
Paid in capital	$58,454,586
Total distributable earnings (loss)	5,288,408

Net assets	$63,742,994

Class A
Net asset value and redemption price per share, $221,617 / 19,177 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.56
Maximum sales charge (5.50% of offering price)	0.67

Maximum offering price per share	$12.23

Class I
Net asset value, offering and redemption price per share, $63,374,274 / 5,455,014 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.62

Class R
Net asset value, offering and redemption price per share, $147,103 / 12,818 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.48

(x)	Includes value of securities on loan of $841,875.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$109,775
Interest	6,850
Securities lending (net)	3,127

Total income	119,752

EXPENSES
Investment advisory fees	252,345
Administrative fees	50,469
Professional fees	37,304
Transfer agent fees	35,528
Registration and filing fees	16,101
Printing and mailing expenses	15,000
Custodian fees	4,920
Trustees’ fees	1,110
Distribution fees – Class R	409
Distribution fees – Class A	183
Miscellaneous	6,552

Gross expenses	419,921
Less: Waiver from investment adviser	(123,303)

Net expenses	296,618

NET INVESTMENT INCOME (LOSS)	(176,866)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,169,746
Net change in unrealized appreciation (depreciation) on investments in securities	(3,725,992)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,556,246)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,733,112)

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(176,866)	$(280,305)
Net realized gain (loss)	1,169,746	(4,378,924)
Net change in unrealized appreciation (depreciation)	(3,725,992)	21,241,417

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,733,112)	16,582,188

Distributions to shareholders:
Class I	(125,897)	—

Total distributions to shareholders	(125,897)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 8,826 and 195 shares, respectively ]	99,949	2,155
Capital shares repurchased [ (1) and (3,526) shares, respectively ]	(7)	(39,680)

Total Class A transactions	99,942	(37,525)

Class I
Capital shares sold [ 731,273 and 1,356,056 shares, respectively ]	9,109,412	14,971,107
Capital shares issued in reinvestment of dividends [ 7,526 and 0 shares ]	102,436	—
Capital shares repurchased [ (571,578) and (1,069,086) shares, respectively ]	(7,241,201)	(11,813,923)

Total Class I transactions	1,970,647	3,157,184

Class R
Capital shares sold [ 3,236 and 918 shares, respectively ]	38,900	10,050
Capital shares repurchased [ (3,390) and (735) shares, respectively ]	(39,961)	(8,525)

Total Class R transactions	(1,061)	1,525

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,069,528	3,121,184

TOTAL INCREASE (DECREASE) IN NET ASSETS	(789,481)	19,703,372
NET ASSETS:
Beginning of period	64,532,475	44,829,103

End of period	$63,742,994	$64,532,475

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,			July 11, 2022* to October 31, 2022
Class A			2024	2023
Net asset value, beginning of period	$12.08		$8.89	$10.55		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05)		(0.08)	(0.05	)(1)	(0.02)
Net realized and unrealized gain (loss)	(0.47)		3.27	(1.55)		0.57

Total from investment operations	(0.52)		3.19	(1.60)		0.55

Less distributions:
Distributions from net realized gains	—		—	(0.06)		—

Net asset value, end of period	$11.56		$12.08	$8.89		$10.55

Total return (b)	(4.31)%		35.88%	(15.28)%		5.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$222		$125	$122		$125
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.13%		1.13%	1.13%		1.13%
Before waivers and reimbursements (a)(f)	1.50%		1.57%	2.38%		6.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.79)%		(0.72)%	(0.49	)%(aa)	(0.61	)%(l)
Before waivers and reimbursements (a)(f)	(1.16)%		(1.16)%	(1.74	)%(aa)	(5.80	)%(l)
Portfolio turnover rate^	20	%(z)	73%	69%		29	%(z)

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,			July 11, 2022* to October 31, 2022
Class I			2024	2023
Net asset value, beginning of period	$12.15		$8.92	$10.56		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		(0.05)	(0.03	)(1)	(0.01)
Net realized and unrealized gain (loss)	(0.48)		3.28	(1.55)		0.57

Total from investment operations	(0.51)		3.23	(1.58)		0.56

Less distributions:
Dividends from net investment income	(0.02)		—	—		—
Distributions from net realized gains	—		—	(0.06)		—

Total dividends and distributions	(0.02)		—	(0.06)		—

Net asset value, end of period	$11.62		$12.15	$8.92		$10.56

Total return (b)	(4.19)%		36.21%	(15.08)%		5.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$63,374		$64,252	$44,594		$10,350
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%		0.88%	0.88%		0.88%
Before waivers and reimbursements (a)(f)	1.25%		1.32%	1.94%		6.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.52)%		(0.48)%	(0.24	)%(aa)	(0.35	)%(l)
Before waivers and reimbursements (a)(f)	(0.89)%		(0.92)%	(1.30	)%(aa)	(5.50	)%(l)
Portfolio turnover rate^	20	%(z)	73%	69%		29	%(z)

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,			July 11, 2022* to October 31, 2022
			2024	2023
Net asset value, beginning of period	$12.01		$8.86	$10.54		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.06)		(0.11)	(0.08	)(1)	(0.03)
Net realized and unrealized gain (loss)	(0.47)		3.26	(1.54)		0.57

Total from investment operations	(0.53)		3.15	(1.62)		0.54

Less distributions:
Distributions from net realized gains	—		—	(0.06)		—

Net asset value, end of period	$11.48		$12.01	$8.86		$10.54

Total return (b)	(4.41)%		35.55%	(15.49)%		5.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$147		$156	$113		$105
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.38%		1.38%	1.38%		1.38%
Before waivers and reimbursements (a)(f)	1.75%		1.82%	2.59%		6.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(1.02)%		(0.98)%	(0.74	)%(aa)	(0.85	)%(l)
Before waivers and reimbursements (a)(f)	(1.38)%		(1.42)%	(1.95	)%(aa)	(6.00	)%(l)
Portfolio turnover rate^	20	%(z)	73%	69%		29	%(z)
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.06), $(0.03) and $(0.08) for Class A, Class I and Class R, respectively.
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.06% lower.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (19.4%)
Diversified Telecommunication Services (1.3%)
Anterix, Inc.*	2,000	$59,700
Telesat Corp.*	114,000	1,763,580

		1,823,280

Entertainment (5.6%)
Atlanta Braves Holdings, Inc., Class A*	40,500	1,759,725
Atlanta Braves Holdings, Inc., Class C*	33,000	1,315,380
Liberty Media Corp.-Liberty Live, Class A*	1,000	69,980
Lions Gate Entertainment Corp., Class A*	37,000	328,560
Lions Gate Entertainment Corp., Class B*	22,000	175,560
Madison Square Garden Entertainment Corp., Class A*	19,000	616,360
Madison Square Garden Sports Corp.*	14,700	2,830,779
Sphere Entertainment Co.(x)*	30,000	817,500
Vivendi SE	50,000	154,860

		8,068,704

Media (9.3%)
Altice USA, Inc., Class A*	3,000	7,440
AMC Networks, Inc., Class A*	24,050	153,920
Clear Channel Outdoor Holdings, Inc.*	560,000	551,152
Corus Entertainment, Inc., Class B(x)*	85,000	5,857
EchoStar Corp., Class A(x)*	35,500	798,040
EW Scripps Co. (The), Class A*	60,000	120,600
Fox Corp., Class B	12,000	554,880
Grupo Televisa SAB (ADR)(x)	685,000	1,246,700
JCDecaux SE*	38,500	667,742
News Corp., Class B	20,000	628,400
Nexstar Media Group, Inc., Class A	10,200	1,526,532
Paramount Global, Class A	124,500	2,821,170
Paramount Global, Class B	11,200	131,488
Sinclair, Inc.	170,000	2,448,000
Sirius XM Holdings, Inc.(x)	30,000	642,600
TEGNA, Inc.	66,000	1,071,180
WideOpenWest, Inc.*	32,500	142,350

		13,518,051

Wireless Telecommunication Services (3.2%)
Gogo, Inc.*	12,900	97,653
Millicom International Cellular SA	37,500	1,295,250
Telephone and Data Systems, Inc.	30,000	1,124,700
United States Cellular Corp.*	30,000	2,059,800

		4,577,403

Total Communication Services		27,987,438

Consumer Discretionary (14.6%)
Automobile Components (5.1%)
Dana, Inc.	117,000	1,607,580
Garrett Motion, Inc.	20,000	184,400
Gentex Corp.	27,000	588,060
Gentherm, Inc.*	6,000	156,060
Goodyear Tire & Rubber Co. (The)*	140,000	1,523,200
Modine Manufacturing Co.*	24,200	1,975,688
Strattec Security Corp.*	42,800	1,426,096

		7,461,084

Automobiles (0.1%)
Winnebago Industries, Inc.	3,000	95,460

Diversified Consumer Services (0.5%)
Graham Holdings Co., Class B	800	736,040

Hotels, Restaurants & Leisure (3.7%)
Caesars Entertainment, Inc.*	55,500	1,501,830
Churchill Downs, Inc.	4,000	361,640
Golden Entertainment, Inc.	26,000	668,200
Krispy Kreme, Inc.	14,500	59,450
Nathan’s Famous, Inc.	19,500	1,906,125
Ollamani SAB*	130,000	312,098
Wynn Resorts Ltd.	6,800	546,108

		5,355,451

Household Durables (0.9%)
Bassett Furniture Industries, Inc.	24,000	423,600
Lennar Corp., Class B	8,700	899,319

		1,322,919

Leisure Products (1.3%)
Brunswick Corp.	14,000	644,700
Johnson Outdoors, Inc., Class A	45,000	1,027,350
Mattel, Inc.*	12,900	204,981

		1,877,031

Specialty Retail (3.0%)
Advance Auto Parts, Inc.(x)	60,000	1,963,200
AutoNation, Inc.*	6,500	1,131,975
Lands’ End, Inc.*	10,000	88,800
Monro, Inc.	62,000	864,280
Valvoline, Inc.*	7,500	256,950

		4,305,205

Total Consumer Discretionary		21,153,190

Consumer Staples (8.3%)
Beverages (1.5%)
Boston Beer Co., Inc. (The), Class A*	2,800	688,240
National Beverage Corp.	20,000	888,000
Remy Cointreau SA(x)	10,100	541,654

		2,117,894

Consumer Staples Distribution & Retail (0.3%)
Ingles Markets, Inc., Class A	2,000	123,380
Village Super Market, Inc., Class A	8,400	309,540

		432,920

Food Products (3.2%)
Bunge Global SA	3,500	275,520
Calavo Growers, Inc.	36,000	994,320
Farmer Bros Co.*	100,000	187,000
Hain Celestial Group, Inc. (The)*	37,200	113,088
J M Smucker Co. (The)	12,500	1,453,375
John B Sanfilippo & Son, Inc.	5,000	331,350
Maple Leaf Foods, Inc.	55,000	1,006,565
McCormick & Co., Inc. (Non-Voting)	2,900	222,401

		4,583,619

Household Products (2.7%)
Energizer Holdings, Inc.	67,000	1,811,680
Spectrum Brands Holdings, Inc.	34,000	2,145,400

		3,957,080

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Care Products (0.6%)
Edgewell Personal Care Co.	27,800	$849,290

Total Consumer Staples		11,940,803

Energy (1.0%)
Energy Equipment & Services (1.0%)
Innovex International, Inc.*	59,500	898,450
RPC, Inc.	104,000	491,920

Total Energy		1,390,370

Financials (2.3%)
Banks (1.8%)
Cadence Bank	10,000	292,600
Flushing Financial Corp.	27,000	323,190
SouthState Corp.	6,000	520,680
Synovus Financial Corp.	36,000	1,559,520

		2,695,990

Capital Markets (0.4%)
Affiliated Managers Group, Inc.	1,200	198,756
Janus Henderson Group plc	10,000	332,100

		530,856

Financial Services (0.1%)
NCR Atleos Corp.*	6,000	167,520

Total Financials		3,394,366

Health Care (2.4%)
Health Care Equipment & Supplies (0.3%)
Dentsply Sirona, Inc.	7,500	104,250
QuidelOrtho Corp.*	12,500	347,375

		451,625

Health Care Providers & Services (0.6%)
Henry Schein, Inc.*	5,000	324,850
Option Care Health, Inc.*	17,500	565,425

		890,275

Health Care Technology (0.2%)
Evolent Health, Inc., Class A*	35,000	345,100

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	73,224

Pharmaceuticals (1.2%)
Perrigo Co. plc	40,000	1,028,800
Teva Pharmaceutical Industries Ltd. (ADR)*	40,000	620,400

		1,649,200

Total Health Care		3,409,424

Industrials (33.8%)
Aerospace & Defense (6.0%)
AAR Corp.*	21,500	1,149,390
Ducommun, Inc.*	4,000	229,280
Embraer SA (ADR)*	2,000	91,880
Hexcel Corp.	9,000	436,230
Moog, Inc., Class A	9,500	1,588,875
Moog, Inc., Class B	12,900	2,157,525
National Presto Industries, Inc.	2,000	168,700
Park Aerospace Corp.	3,000	39,210
Spirit AeroSystems Holdings, Inc., Class A*	12,000	432,000
Textron, Inc.	28,000	1,970,360
Triumph Group, Inc.*	14,500	368,300

		8,631,750

Building Products (2.0%)
AZZ, Inc.	27,200	2,359,872
Griffon Corp.	9,100	619,801

		2,979,673

Commercial Services & Supplies (1.0%)
Matthews International Corp., Class A	55,000	1,124,750
OPENLANE, Inc.*	20,000	370,200

		1,494,950

Construction & Engineering (1.3%)
Arcosa, Inc.	9,500	760,665
Everus Construction Group, Inc.*	600	24,144
Valmont Industries, Inc.	3,600	1,055,592

		1,840,401

Machinery (20.7%)
Astec Industries, Inc.	66,000	2,391,180
CNH Industrial NV	31,000	358,670
Commercial Vehicle Group, Inc.*	80,000	76,824
Crane Co.	18,500	2,978,130
Donaldson Co., Inc.	1,000	65,730
Eastern Co. (The)(x)	27,000	566,730
Enerpac Tool Group Corp., Class A	21,400	863,918
Enpro, Inc.	7,200	1,075,680
Flowserve Corp.	42,000	1,899,660
Gorman-Rupp Co. (The)	13,000	466,180
Graco, Inc.	2,500	204,025
Hyster-Yale, Inc.	35,600	1,368,108
Ingersoll Rand, Inc.	15,200	1,146,536
ITT, Inc.	12,000	1,644,240
Iveco Group NV(x)	150,000	2,379,835
Kennametal, Inc.	19,000	370,120
L B Foster Co., Class A*	42,000	838,740
Manitowoc Co., Inc. (The)*	24,000	189,120
Mueller Industries, Inc.	50,200	3,692,712
Mueller Water Products, Inc., Class A	13,700	359,488
Park-Ohio Holdings Corp.	72,000	1,433,520
Shyft Group, Inc. (The)	1,500	12,690
Snap-on, Inc.	1,300	407,953
Tennant Co.	9,300	671,088
Terex Corp.	13,000	457,600
Timken Co. (The)	1,000	64,250
Toro Co. (The)	7,500	512,100
Trinity Industries, Inc.	65,400	1,641,540
Twin Disc, Inc.	113,000	829,420
Watts Water Technologies, Inc., Class A	4,500	934,875

		29,900,662

Trading Companies & Distributors (2.8%)
Ashtead Group plc	2,300	122,302
GATX Corp.	12,900	1,882,884
Herc Holdings, Inc.	18,000	1,969,920
MSC Industrial Direct Co., Inc., Class A	1,000	76,480

		4,051,586

Total Industrials		48,899,022

Information Technology (2.2%)
Communications Equipment (0.1%)
Viasat, Inc.*	14,000	129,780

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.5%)
Crane NXT Co.	500	$23,460
Landis+Gyr Group AG	9,500	608,893
Mirion Technologies, Inc., Class A*	5,000	78,900

		711,253

IT Services (1.4%)
Kyndryl Holdings, Inc.*	64,000	2,074,880

Software (0.2%)
A10 Networks, Inc.	12,000	197,760
NCR Voyix Corp.*	13,200	113,124

		310,884

Total Information Technology		3,226,797

Materials (6.8%)
Chemicals (4.2%)
Axalta Coating Systems Ltd.*	22,000	715,000
Core Molding Technologies, Inc.*	66,000	1,015,080
Element Solutions, Inc.	65,900	1,345,019
HB Fuller Co.	10,000	540,400
Huntsman Corp.	17,000	226,270
Scotts Miracle-Gro Co. (The)	44,000	2,216,720

		6,058,489

Construction Materials (0.0%)†
Knife River Corp.*	600	56,028

Containers & Packaging (1.3%)
Ardagh Metal Packaging SA(x)	60,000	222,600
Greif, Inc., Class A	19,000	997,120
Myers Industries, Inc.	60,000	630,000

		1,849,720

Metals & Mining (1.3%)
Ampco-Pittsburgh Corp.*	90,000	186,300
Freeport-McMoRan, Inc.	20,000	720,600
Tredegar Corp.*	130,000	1,010,100

		1,917,000

Total Materials		9,881,237

Real Estate (0.6%)
Hotel & Resort REITs (0.2%)
Ryman Hospitality Properties, Inc. (REIT)	3,000	263,850

Real Estate Management & Development (0.3%)
Seritage Growth Properties, Class A(x)*	13,500	39,960
St Joe Co. (The)	11,000	465,520

		505,480

Specialized REITs (0.1%)
Millrose Properties, Inc. (REIT)	4,350	108,924

Total Real Estate		878,254

Utilities (5.6%)
Electric Utilities (0.4%)
ALLETE, Inc.	9,500	622,155

Gas Utilities (3.5%)
MDU Resources Group, Inc.	2,400	41,136
National Fuel Gas Co.	41,000	3,147,980
Southwest Gas Holdings, Inc.	25,000	1,805,250

		4,994,366

Independent Power and Renewable Electricity Producers (0.5%)
AES Corp. (The)	54,000	540,000
XPLR Infrastructure LP	21,000	173,040

		713,040

Multi-Utilities (1.2%)
Algonquin Power & Utilities Corp.	323,000	1,737,740

Total Utilities		8,067,301

Total Common Stocks (97.0%) (Cost $124,722,641)		140,228,202

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR(r)* (Cost $—)	6,250	4,945

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Option Care Health, Inc., expiring 6/30/25*	22	7

Total Health Care		7

Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp., expiring 8/1/25*	30,000	552

Total Materials		552

Total Warrants (0.0%)† (Cost $—)		559

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.9%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	4,275,199	4,275,199
JPMorgan Prime Money Market Fund, IM Shares 4.49% (7 day yield)	4,006,015	4,006,817

Total Investment Companies		8,482,016

Total Short-Term Investments (5.9%) (Cost $8,482,504)		8,482,016

Total Investments in Securities (102.9%) (Cost $133,205,145)		148,715,722
Other Assets Less Liabilities (-2.9%)		(4,244,128)

Net Assets (100%)		$144,471,594

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at April 30, 2025.
(xx)

At April 30, 2025, the Fund had loaned securities with a total value of $6,547,817. This was collateralized by $2,460,216 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 5/8/25 – 8/15/54 and by cash of $4,475,199 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$27,164,836	$822,602	$—	$27,987,438
Consumer Discretionary	21,153,190	—	—	21,153,190
Consumer Staples	11,176,748	764,055	—	11,940,803
Energy	1,390,370	—	—	1,390,370
Financials	3,394,366	—	—	3,394,366
Health Care	3,409,424	—	—	3,409,424
Industrials	44,239,360	4,659,662	—	48,899,022
Information Technology	2,617,904	608,893	—	3,226,797
Materials	9,881,237	—	—	9,881,237
Real Estate	769,330	108,924	—	878,254
Utilities	8,067,301	—	—	8,067,301
Rights
Industrials	—	—	4,945	4,945
Short-Term Investments
Investment Companies	8,482,016	—	—	8,482,016
Warrants
Health Care	—	7	—	7
Materials	552	—	—	552

Total Assets	$141,746,634	$6,964,143	$4,945	$148,715,722

Total Liabilities	$—	$—	$—	$—

Total	$141,746,634	$6,964,143	$4,945	$148,715,722

The Fund held no derivatives contracts during the six months ended April 30, 2025.

Investment security transactions for the six months ended April 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,911,299
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,591,088

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,025,171
Aggregate gross unrealized depreciation	(19,032,122)

Net unrealized appreciation	$11,993,049

Federal income tax cost of investments in securities and derivative instruments, if applicable	$136,722,673

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $133,205,145)	$148,715,722
Cash	331,001
Receivable for Fund shares sold	255,961
Dividends, interest and other receivables	38,334
Prepaid registration and filing fees	25,038
Securities lending income receivable	3,150

Total assets	149,369,206

LIABILITIES
Payable for return of collateral on securities loaned	4,475,199
Payable for Fund shares repurchased	240,963
Investment advisory fees payable	56,470
Transfer agent fees payable	32,583
Administrative fees payable	17,477
Distribution fees payable – Class A	1,176
Distribution fees payable – Class R	553
Accrued expenses	73,191

Total liabilities	4,897,612

Commitments and contingent liabilities^
NET ASSETS	$144,471,594

Net assets were comprised of:
Paid in capital	$130,494,891
Total distributable earnings (loss)	13,976,703

Net assets	$144,471,594

Class A
Net asset value and redemption price per share, $5,849,668 / 377,237 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.51
Maximum sales charge (5.50% of offering price)	0.90

Maximum offering price per share	$16.41

Class I
Net asset value, offering and redemption price per share, $137,263,111 / 8,831,158 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.54

Class R
Net asset value, offering and redemption price per share, $1,358,815 / 88,512 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.35

(x)	Includes value of securities on loan of $6,547,817.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $28,625 foreign withholding tax)	$1,469,718
Interest	7,863
Securities lending (net)	16,130

Total income	1,493,711

EXPENSES
Investment advisory fees	588,371
Transfer agent fees	117,954
Administrative fees	117,674
Professional fees	48,818
Registration and filing fees	30,833
Printing and mailing expenses	27,574
Distribution fees – Class A	8,112
Custodian fees	6,168
Distribution fees – Class R	3,681
Trustees’ fees	2,636
Miscellaneous	12,272

Gross expenses	964,093
Less: Waiver from investment adviser	(211,143)

Net expenses	752,950

NET INVESTMENT INCOME (LOSS)	740,761

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,582,224
Foreign currency transactions	(1,513)

Net realized gain (loss)	1,580,711

Change in unrealized appreciation (depreciation) on:
Investments in securities	(16,547,605)
Foreign currency translations	152

Net change in unrealized appreciation (depreciation)	(16,547,453)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,966,742)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,225,981)

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$740,761	$1,481,678
Net realized gain (loss)	1,580,711	5,679,570
Net change in unrealized appreciation (depreciation)	(16,547,453)	26,242,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,225,981)	33,403,432

Distributions to shareholders:
Class A	(302,521)	(225,687)
Class I	(7,151,206)	(5,035,690)
Class R	(63,790)	(43,306)
Class T**	—	(6,446)

Total distributions to shareholders	(7,517,517)	(5,311,129)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 28,883 and 66,242 shares, respectively ]	476,540	1,120,536
Capital shares issued in reinvestment of dividends [ 16,210 and 13,423 shares, respectively ]	290,166	218,654
Capital shares repurchased [ (48,375) and (75,938) shares, respectively ]	(820,905)	(1,280,318)

Total Class A transactions	(54,199)	58,872

Class I
Capital shares sold [ 1,122,990 and 2,251,846 shares, respectively ]	19,148,046	38,258,795
Capital shares issued in reinvestment of dividends [ 329,036 and 251,579 shares, respectively ]	5,896,320	4,103,247
Capital shares repurchased [ (1,071,259) and (1,975,616) shares, respectively ]	(18,127,971)	(33,450,465)

Total Class I transactions	6,916,395	8,911,577

Class R
Capital shares sold [ 7,946 and 20,790 shares, respectively ]	139,777	349,101
Capital shares issued in reinvestment of dividends [ 3,151 and 2,320 shares, respectively ]	55,899	37,475
Capital shares repurchased [ (3,604) and (18,820) shares, respectively ]	(54,921)	(320,110)

Total Class R transactions	140,755	66,466

Class T**
Capital shares repurchased [ 0 and (10,179) shares ]	—	(184,904)

Total Class T transactions	—	(184,904)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,002,951	8,852,011

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,740,547)	36,944,314
NET ASSETS:
Beginning of period	159,212,141	122,267,827

End of period	$144,471,594	$159,212,141

** After the close of business on October 15, 2024, operations for Class T terminated and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$17.81		$14.54		$14.31		$17.19		$11.41		$12.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.13		0.10		0.06		0.09	(2)	0.04	(1)
Net realized and unrealized gain (loss)	(1.57)		3.74		0.45		(1.82)		5.73		(0.90)

Total from investment operations	(1.51)		3.87		0.55		(1.76)		5.82		(0.86)

Less distributions:
Dividends from net investment income	(0.14)		(0.11)		—		(0.26)		(0.04)		(0.04)
Distributions from net realized gains	(0.65)		(0.49)		(0.32)		(0.86)		—		(0.15)

Total dividends and distributions	(0.79)		(0.60)		(0.32)		(1.12)		(0.04)		(0.19)

Net asset value, end of period	$15.51		$17.81		$14.54		$14.31		$17.19		$11.41

Total return (b)	(9.04)%		26.96%		3.88%		(10.93)%		51.10%		(7.04)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,850		$6,777		$5,478		$5,134		$5,904		$3,400
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.21	%(k)	1.24	%(o)	1.25	%(o)
Before waivers (a)(f)	1.47%		1.47%		1.53%		1.51%		1.42%		1.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.71%		0.76%		0.66%		0.42%		0.55	%(bb)	0.40	%(aa)
Before waivers (a)(f)	0.44%		0.49%		0.33%		0.13%		0.37	%(bb)	0.07	%(aa)
Portfolio turnover rate^	4	%(z)	11%		14%		27%		35%		19%

Class I	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$17.87		$14.58		$14.35		$17.24		$11.43		$12.49

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.17		0.14		0.10		0.13	(2)	0.07	(1)
Net realized and unrealized gain (loss)	(1.57)		3.76		0.44		(1.84)		5.75		(0.91)

Total from investment operations	(1.49)		3.93		0.58		(1.74)		5.88		(0.84)

Less distributions:
Dividends from net investment income	(0.19)		(0.15)		(0.03)		(0.29)		(0.07)		(0.07)
Distributions from net realized gains	(0.65)		(0.49)		(0.32)		(0.86)		—		(0.15)

Total dividends and distributions	(0.84)		(0.64)		(0.35)		(1.15)		(0.07)		(0.22)

Net asset value, end of period	$15.54		$17.87		$14.58		$14.35		$17.24		$11.43

Total return (b)	(8.96)%		27.32%		4.11%		(10.74)%		51.57%		(6.88)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$137,263		$151,008		$115,537		$109,572		$145,394		$84,537
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95	%(j)	0.95	%(j)	0.95	%(j)	0.96	%(k)	0.99	%(o)	1.00	%(o)
Before waivers (a)(f)	1.21%		1.22%		1.28%		1.25%		1.17%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.96%		1.02%		0.91%		0.68%		0.76	%(bb)	0.64	%(aa)
Before waivers (a)(f)	0.69%		0.74%		0.57%		0.40%		0.59	%(bb)	0.31	%(aa)
Portfolio turnover rate^	4	%(z)	11%		14%		27%		35%		19%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$17.62		$14.39		$14.20		$17.07		$11.33		$12.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.09		0.06		0.03		0.05	(2)	0.02	(1)
Net realized and unrealized gain (loss)	(1.56)		3.70		0.45		(1.82)		5.70		(0.91)

Total from investment operations	(1.52)		3.79		0.51		(1.79)		5.75		(0.89)

Less distributions:
Dividends from net investment income	(0.10)		(0.07)		—		(0.22)		(0.01)		(0.01)
Distributions from net realized gains	(0.65)		(0.49)		(0.32)		(0.86)		—		(0.15)

Total dividends and distributions	(0.75)		(0.56)		(0.32)		(1.08)		(0.01)		(0.16)

Net asset value, end of period	$15.35		$17.62		$14.39		$14.20		$17.07		$11.33

Total return (b)	(9.19)%		26.66%		3.62%		(11.17)%		50.80%		(7.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,359		$1,427		$1,104		$1,022		$1,096		$685
Ratio of expenses to average net assets:
After waivers (a)(f)	1.45	%(j)	1.45	%(j)	1.45	%(j)	1.46	%(k)	1.49	%(o)	1.50	%(o)
Before waivers (a)(f)	1.72%		1.72%		1.78%		1.76%		1.67%		1.83%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.46%		0.51%		0.41%		0.17%		0.28	%(bb)	0.15	%(aa)
Before waivers (a)(f)	0.19%		0.24%		0.08%		(0.12)%		0.11	%(bb)	(0.19	)%(aa)
Portfolio turnover rate^	4	%(z)	11%		14%		27%		35%		19%
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04, $0.06 and $0.01 for Class A, Class I and Class R , respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02, $0.05 and $(0.02) for Class A, Class I and Class R , respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class A, 0.95% for Class I and 1.45% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class A, 0.96% for Class I and 1.46% for Class R.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class A, 1.00% for Class I and 1.50% for Class R.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.09% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.43% lower.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (94.7%)
Communication Services (10.0%)
Diversified Telecommunication Services (3.4%)
CCO Holdings LLC 5.500%, 5/1/26§	$187,000	$186,065
6.375%, 9/1/29 (x)§	290,000	292,465
4.750%, 2/1/32§	386,000	346,501
4.500%, 5/1/32	426,000	378,075
4.500%, 6/1/33 (x)§	468,000	405,882
Level 3 Financing, Inc. 4.500%, 4/1/30§	372,000	308,760
Windstream Escrow LLC 7.750%, 8/15/28	250	3
Windstream Services LLC 8.250%, 10/1/31§	185,000	189,146
Zayo Group Holdings, Inc. 4.000%, 3/1/27§	436,000	401,081
6.125%, 3/1/28§	212,000	172,780

		2,680,758

Entertainment (0.2%)
Live Nation Entertainment, Inc. 6.500%, 5/15/27§	186,000	188,100

Media (6.4%)
CMG Media Corp. 8.875%, 6/18/29§	242,778	212,431
CSC Holdings LLC 11.750%, 1/31/29§	400,000	377,000
Gray Media, Inc. 10.500%, 7/15/29§	143,000	146,218
4.750%, 10/15/30§	414,000	245,295
5.375%, 11/15/31§	100,000	59,375
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	440,000	435,899
Neptune Bidco US, Inc. 9.290%, 4/15/29§	520,000	462,800
Nexstar Media, Inc. 5.625%, 7/15/27§	351,000	345,735
Outfront Media Capital LLC 5.000%, 8/15/27§	362,000	354,919
Sinclair Television Group, Inc. 5.500%, 3/1/30§	161,000	113,505
8.125%, 2/15/33 (x)§	120,000	118,093
Sirius XM Radio LLC 3.125%, 9/1/26§	374,000	362,690
3.875%, 9/1/31 (x)§	563,000	482,953
Stagwell Global LLC 5.625%, 8/15/29§	475,000	446,167
TEGNA, Inc. 4.750%, 3/15/26§	253,000	249,047
Univision Communications, Inc. 8.500%, 7/31/31§	444,000	419,802
VZ Secured Financing BV 5.000%, 1/15/32§	270,000	235,615

		5,067,544

Total Communication Services		7,936,402

Consumer Discretionary (17.2%)
Automobile Components (1.3%)
Clarios Global LP 8.500%, 5/15/27§	228,000	228,855
6.750%, 5/15/28§	467,000	474,355
6.750%, 2/15/30 (x)§	74,000	75,018
Forvia SE 8.000%, 6/15/30§	250,000	248,100

		1,026,328

Broadline Retail (0.8%)
Getty Images, Inc. 9.750%, 3/1/27§	604,000	594,940

Distributors (1.9%)
RB Global Holdings, Inc. 6.750%, 3/15/28§	396,000	402,831
7.750%, 3/15/31§	305,000	318,987
Resideo Funding, Inc. 6.500%, 7/15/32 (x)§	239,000	236,013
Velocity Vehicle Group LLC 8.000%, 6/1/29§	135,000	136,100
Windsor Holdings III LLC 8.500%, 6/15/30 (x)§	396,000	415,448

		1,509,379

Diversified Consumer Services (0.8%)
Belron UK Finance plc 5.750%, 10/15/29§	200,000	199,910
Service Corp. International 5.750%, 10/15/32	182,000	179,725
Wand NewCo 3, Inc. 7.625%, 1/30/32§	283,000	290,409

		670,044

Hotels, Restaurants & Leisure (9.1%)
1011778 BC ULC 3.875%, 1/15/28§	261,000	250,234
5.625%, 9/15/29§	276,000	274,244
Caesars Entertainment, Inc. 7.000%, 2/15/30§	937,000	955,740
Carnival Corp. 7.000%, 8/15/29§	426,000	444,288
6.125%, 2/15/33§	311,000	308,279
CEC Entertainment LLC 6.750%, 5/1/26§	166,000	162,768
Churchill Downs, Inc. 5.750%, 4/1/30§	397,000	386,206
Flutter Treasury DAC 6.375%, 4/29/29 (x)§	200,000	204,000
Great Canadian Gaming Corp. 8.750%, 11/15/29§	326,000	322,740
Hilton Domestic Operating Co., Inc. 5.750%, 5/1/28§	112,000	111,888
3.625%, 2/15/32§	282,000	248,868
5.875%, 3/15/33§	167,000	166,382
MajorDrive Holdings IV LLC 6.375%, 6/1/29§	224,000	163,240
Marriott International, Inc. 5.350%, 3/15/35	268,000	262,610
NCL Corp. Ltd. 8.125%, 1/15/29§	34,000	35,615
6.750%, 2/1/32 (x)§	240,000	234,600

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Ontario Gaming GTA LP 8.000%, 8/1/30§	$361,000	$347,441
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	286,000	285,642
6.000%, 2/1/33§	712,000	712,000
Scientific Games Holdings LP 6.625%, 3/1/30§	269,000	255,550
Six Flags Entertainment Corp. 6.625%, 5/1/32 (x)§	314,000	316,754
Station Casinos LLC 4.500%, 2/15/28§	188,000	180,480
4.625%, 12/1/31§	150,000	135,576
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	203,000	194,119
Yum! Brands, Inc. 5.375%, 4/1/32(x)	276,000	270,480

		7,229,744

Household Durables (0.3%)
Newell Brands, Inc. 6.625%, 5/15/32	281,000	249,387

Specialty Retail (1.6%)
Cougar JV Subsidiary LLC 8.000%, 5/15/32§	105,000	108,697
eG Global Finance plc 12.000%, 11/30/28§	400,000	439,776
LBM Acquisition LLC 6.250%, 1/15/29§	256,000	223,667
LCM Investments Holdings II LLC 4.875%, 5/1/29§	218,000	205,579
White Cap Buyer LLC 6.875%, 10/15/28§	271,000	262,870

		1,240,589

Textiles, Apparel & Luxury Goods (1.4%)
Champ Acquisition Corp. 8.375%, 12/1/31§	222,000	232,545
Crocs, Inc. 4.125%, 8/15/31 (x)§	192,000	167,760
Hanesbrands, Inc. 9.000%, 2/15/31§	326,000	337,410
S&S Holdings LLC 8.375%, 10/1/31§	402,000	378,382

		1,116,097

Total Consumer Discretionary		13,636,508

Consumer Staples (5.1%)
Beverages (0.3%)
Primo Water Holdings, Inc. 4.375%, 4/30/29§	222,000	209,513

Consumer Staples Distribution & Retail (1.1%)
Performance Food Group, Inc. 6.125%, 9/15/32§	143,000	142,405
United Natural Foods, Inc. 6.750%, 10/15/28§	306,000	300,645
US Foods, Inc. 4.625%, 6/1/30§	222,000	211,511
7.250%, 1/15/32 (x)§	185,000	193,787

		848,348

Food Products (2.7%)
Darling Ingredients, Inc. 6.000%, 6/15/30 (x)§	366,000	363,255
Fiesta Purchaser, Inc. 7.875%, 3/1/31§	153,000	160,268
9.625%, 9/15/32§	265,000	277,190
Post Holdings, Inc. 5.500%, 12/15/29§	74,000	72,613
4.500%, 9/15/31§	289,000	261,955
6.250%, 10/15/34§	207,000	205,251
Sigma Holdco BV 7.875%, 5/15/26§	200,000	197,750
Simmons Foods, Inc. 4.625%, 3/1/29§	158,000	146,545
Viking Baked Goods Acquisition Corp. 8.625%, 11/1/31§	503,000	476,743

		2,161,570

Household Products (0.3%)
Energizer Holdings, Inc. 4.750%, 6/15/28 (x)§	272,000	261,528

Personal Care Products (0.7%)
Herbalife Nutrition Ltd. 7.875%, 9/1/25§	74,000	73,907
Opal Bidco SAS 6.500%, 3/31/32§	200,000	200,796
Prestige Brands, Inc. 3.750%, 4/1/31§	308,000	276,430

		551,133

Total Consumer Staples		4,032,092

Energy (8.6%)
Energy Equipment & Services (1.0%)
Aris Water Holdings LLC 7.250%, 4/1/30§	484,000	478,555
Transocean, Inc. 8.750%, 2/15/30§	185,600	182,816
8.500%, 5/15/31 (x)§	156,000	120,427

		781,798

Oil, Gas & Consumable Fuels (7.6%)
Antero Resources Corp. 7.625%, 2/1/29§	120,000	122,519
Ascent Resources Utica Holdings LLC 6.625%, 10/15/32§	224,000	221,249
Blue Racer Midstream LLC 6.625%, 7/15/26§	230,000	228,275
7.250%, 7/15/32 (x)§	193,000	197,242
Chord Energy Corp. 6.750%, 3/15/33§	319,000	309,405
Crescent Energy Finance LLC 7.625%, 4/1/32§	452,000	410,190
Delek Logistics Partners LP 8.625%, 3/15/29§	512,000	527,068
Encino Acquisition Partners Holdings LLC 8.500%, 5/1/28§	205,000	205,256
Genesis Energy LP 7.750%, 2/1/28	382,000	380,293
7.875%, 5/15/32 (x)	475,000	461,890
Kinder Morgan, Inc. 4.800%, 2/1/33	284,000	271,517

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Kinetik Holdings LP 5.875%, 6/15/30§	$479,000	$465,818
NGL Energy Operating LLC 8.375%, 2/15/32§	547,000	498,098
NuStar Logistics LP 6.000%, 6/1/26	175,000	174,988
Permian Resources Operating LLC 5.875%, 7/1/29§	151,000	147,690
6.250%, 2/1/33§	233,000	227,466
Summit Midstream Holdings LLC 8.625%, 10/31/29§	656,000	645,891
Sunoco LP 4.500%, 4/30/30	110,000	103,125
7.250%, 5/1/32§	204,000	211,395
6.250%, 7/1/33§	227,000	226,433

		6,035,808

Total Energy		6,817,606

Financials (5.9%)
Capital Markets (0.4%)
Aretec Group, Inc. 10.000%, 8/15/30§	150,000	161,105
MSCI, Inc. 3.250%, 8/15/33 (x)§	186,000	158,843

		319,948

Consumer Finance (1.2%)
Bread Financial Holdings, Inc. 9.750%, 3/15/29§	198,000	207,652
Enova International, Inc. 9.125%, 8/1/29§	309,000	315,245
GGAM Finance Ltd. 8.000%, 2/15/27§	199,000	203,975
8.000%, 6/15/28§	260,000	272,025

		998,897

Financial Services (2.4%)
Armor Holdco, Inc. 8.500%, 11/15/29§	409,000	372,190
Freedom Mortgage Corp. 12.000%, 10/1/28§	186,000	198,609
Freedom Mortgage Holdings LLC 9.250%, 2/1/29§	232,000	236,060
8.375%, 4/1/32§	166,000	161,438
Rocket Mortgage LLC 2.875%, 10/15/26§	129,000	123,840
Shift4 Payments LLC 4.625%, 11/1/26§	335,000	329,138
6.750%, 8/15/32§	463,000	467,852

		1,889,127

Insurance (1.7%)
Acrisure LLC 8.250%, 2/1/29§	453,000	462,626
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	196,000	195,265
BroadStreet Partners, Inc. 5.875%, 4/15/29§	222,000	213,881
HUB International Ltd. 7.250%, 6/15/30§	304,000	314,640
Panther Escrow Issuer LLC 7.125%, 6/1/31§	189,000	193,253

		1,379,665

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Starwood Property Trust, Inc. (REIT) 6.500%, 7/1/30§	135,000	135,506

Total Financials		4,723,143

Health Care (6.1%)
Health Care Equipment & Supplies (0.9%)
Medline Borrower LP 5.250%, 10/1/29§	232,000	219,530
Neogen Food Safety Corp. 8.625%, 7/20/30§	323,000	324,615
Varex Imaging Corp. 7.875%, 10/15/27 (x)§	204,000	196,889

		741,034

Health Care Providers & Services (3.2%)
AdaptHealth LLC 5.125%, 3/1/30§	229,000	204,405
HealthEquity, Inc. 4.500%, 10/1/29§	448,000	423,374
Heartland Dental LLC 10.500%, 4/30/28 (x)§	423,000	445,774
Star Parent, Inc. 9.000%, 10/1/30§	269,000	269,673
Surgery Center Holdings, Inc. 7.250%, 4/15/32§	374,000	373,181
Tenet Healthcare Corp. 6.250%, 2/1/27	270,000	269,665
US Acute Care Solutions LLC 9.750%, 5/15/29§	524,000	530,550

		2,516,622

Health Care Technology (1.1%)
IQVIA, Inc. 5.000%, 10/15/26§	200,000	197,706
5.000%, 5/15/27§	260,000	256,646
5.700%, 5/15/28	200,000	203,121
6.250%, 2/1/29	219,000	227,346

		884,819

Pharmaceuticals (0.9%)
1261229 BC Ltd. 10.000%, 4/15/32§	400,000	391,520
Cheplapharm Arzneimittel GmbH 5.500%, 1/15/28§	400,000	354,400

		745,920

Total Health Care		4,888,395

Industrials (16.5%)
Aerospace & Defense (0.6%)
Goat Holdco LLC 6.750%, 2/1/32§	255,000	248,625
Rolls-Royce plc 5.750%, 10/15/27§	200,000	204,500

		453,125

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Building Products (2.1%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	$164,000	$166,050
AmeriTex HoldCo Intermediate LLC 10.250%, 10/15/28 (x)§	473,000	486,007
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28§	270,000	235,238
EMRLD Borrower LP 6.625%, 12/15/30§	363,000	367,494
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	158,000	152,470
Standard Industries, Inc. 4.375%, 7/15/30§	274,000	254,135

		1,661,394

Commercial Services & Supplies (5.4%)
ACCO Brands Corp. 4.250%, 3/15/29(x)§	152,000	131,480
ADT Security Corp. (The) 4.875%, 7/15/32 (x)§	218,000	205,308
Allied Universal Holdco LLC 9.750%, 7/15/27§	394,000	394,985
6.000%, 6/1/29§	248,000	232,250
7.875%, 2/15/31§	150,000	153,235
Aramark Services, Inc. 5.000%, 2/1/28§	268,000	262,640
Garda World Security Corp. 6.000%, 6/1/29 (x)§	409,000	382,620
8.250%, 8/1/32§	153,000	149,557
8.375%, 11/15/32§	503,000	494,826
Madison IAQ LLC 5.875%, 6/30/29 (x)§	303,000	286,146
Matthews International Corp. 8.625%, 10/1/27§	254,000	262,890
OPENLANE, Inc. 5.125%, 6/1/25§	61,000	60,695
Raven Acquisition Holdings LLC 6.875%, 11/15/31§	344,000	336,119
Veritiv Operating Co. 10.500%, 11/30/30§	409,000	425,360
Waste Pro USA, Inc. 7.000%, 2/1/33§	147,000	150,050
Williams Scotsman, Inc. 7.375%, 10/1/31§	391,000	405,096

		4,333,257

Construction & Engineering (1.4%)
Arcosa, Inc. 6.875%, 8/15/32§	213,000	217,462
Brand Industrial Services, Inc. 10.375%, 8/1/30§	260,000	246,025
Dycom Industries, Inc. 4.500%, 4/15/29§	243,000	228,420
Pike Corp. 8.625%, 1/31/31§	230,000	241,212
Weekley Homes LLC 4.875%, 9/15/28§	172,000	160,970

		1,094,089

Electrical Equipment (0.2%)
EnerSys 6.625%, 1/15/32§	164,000	166,480

Ground Transportation (2.4%)
EquipmentShare.com, Inc. 9.000%, 5/15/28§	200,000	203,454
8.625%, 5/15/32§	93,000	94,628
Genesee & Wyoming, Inc. 6.250%, 4/15/32§	211,000	212,899
NESCO Holdings II, Inc. 5.500%, 4/15/29§	417,000	376,930
RXO, Inc. 7.500%, 11/15/27§	198,000	203,719
Star Leasing Co. LLC 7.625%, 2/15/30§	205,000	184,061
Watco Cos. LLC 7.125%, 8/1/32§	325,000	323,242
XPO, Inc. 7.125%, 6/1/31§	278,000	284,255

		1,883,188

Machinery (2.2%)
ATS Corp. 4.125%, 12/15/28§	305,000	282,082
Chart Industries, Inc. 7.500%, 1/1/30§	653,000	677,487
Hillenbrand, Inc. 6.250%, 2/15/29	241,000	239,447
3.750%, 3/1/31	84,000	72,660
Husky Injection Molding Systems Ltd. 9.000%, 2/15/29 (x)§	264,000	268,039
Terex Corp. 6.250%, 10/15/32§	241,000	230,613

		1,770,328

Professional Services (0.5%)
Amentum Holdings, Inc. 7.250%, 8/1/32§	153,000	155,104
VT Topco, Inc. 8.500%, 8/15/30§	212,000	221,540

		376,644

Trading Companies & Distributors (1.7%)
Beacon Roofing Supply, Inc. 6.750%, 4/30/32§	169,000	169,583
United Rentals North America, Inc. 6.000%, 12/15/29§	252,000	255,150
6.125%, 3/15/34 (x)§	210,000	211,722
WESCO Distribution, Inc. 7.250%, 6/15/28§	341,000	344,308
6.625%, 3/15/32§	182,000	185,412
6.375%, 3/15/33§	199,000	200,741

		1,366,916

Total Industrials		13,105,421

Information Technology (11.6%)
Communications Equipment (0.5%)
CommScope LLC 8.250%, 3/1/27§	206,000	186,945
4.750%, 9/1/29 (x)§	214,000	188,806

		375,751

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Electronic Equipment, Instruments & Components (0.2%)
Zebra Technologies Corp. 6.500%, 6/1/32§	$162,000	$162,621

IT Services (1.6%)
Ahead DB Holdings LLC 6.625%, 5/1/28§	414,000	401,559
Fortress Intermediate 3, Inc. 7.500%, 6/1/31 (x)§	193,000	196,656
ION Trading Technologies Sarl 5.750%, 5/15/28§	400,000	360,000
Unisys Corp. 6.875%, 11/1/27§	348,000	334,856

		1,293,071

Software (8.9%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	437,000	434,815
AthenaHealth Group, Inc. 6.500%, 2/15/30 (x)§	512,000	489,600
Camelot Finance SA 4.500%, 11/1/26§	228,000	224,648
Capstone Borrower, Inc. 8.000%, 6/15/30§	251,000	256,334
Central Parent, Inc. 7.250%, 6/15/29§	164,000	141,040
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	378,000	342,681
Cloud Software Group, Inc. 6.500%, 3/31/29§	163,000	163,000
9.000%, 9/30/29§	720,000	723,434
Ellucian Holdings, Inc. 6.500%, 12/1/29§	180,000	180,279
Gen Digital, Inc. 7.125%, 9/30/30§	251,000	258,373
6.250%, 4/1/33§	281,000	280,298
Helios Software Holdings, Inc. 4.625%, 5/1/28§	200,000	180,000
8.750%, 5/1/29§	200,000	194,750
McAfee Corp. 7.375%, 2/15/30§	584,000	502,748
NCR Voyix Corp. 5.000%, 10/1/28§	225,000	217,575
5.125%, 4/15/29§	101,000	96,136
Open Text Corp. 6.900%, 12/1/27§	258,000	262,822
Open Text Holdings, Inc. 4.125%, 12/1/31§	334,000	298,673
Rocket Software, Inc. 6.500%, 2/15/29§	292,000	274,845
SS&C Technologies, Inc. 5.500%, 9/30/27§	406,000	404,023
6.500%, 6/1/32§	335,000	338,768
UKG, Inc. 6.875%, 2/1/31§	162,000	166,293
ZoomInfo Technologies LLC 3.875%, 2/1/29§	698,000	640,415

		7,071,550

Technology Hardware, Storage & Peripherals (0.4%)
Dell International LLC 4.850%, 2/1/35	296,000	278,770

Total Information Technology		9,181,763

Materials (12.0%)
Chemicals (5.7%)
Avient Corp. 7.125%, 8/1/30§	248,000	251,720
Axalta Coating Systems LLC 4.750%, 6/15/27§	178,000	175,330
Celanese US Holdings LLC 6.750%, 4/15/33 (x)	450,000	420,300
6.950%, 11/15/33 (e)	76,000	76,229
HB Fuller Co. 4.250%, 10/15/28	226,000	214,135
Illuminate Buyer LLC 9.000%, 7/1/28§	722,000	722,000
INEOS Quattro Finance 2 plc 9.625%, 3/15/29§	400,000	385,000
Minerals Technologies, Inc. 5.000%, 7/1/28§	508,000	488,315
NOVA Chemicals Corp. 8.500%, 11/15/28§	185,000	194,120
7.000%, 12/1/31§	115,000	118,916
Nufarm Australia Ltd. 5.000%, 1/27/30§	360,000	331,200
Olympus Water US Holding Corp. 6.250%, 10/1/29 (x)§	200,000	184,106
7.250%, 6/15/31 (x)§	354,000	353,115
WR Grace Holdings LLC 5.625%, 8/15/29§	684,000	603,630

		4,518,116

Containers & Packaging (5.5%)
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29§	400,000	349,520
Ardagh Packaging Finance plc 4.125%, 8/15/26 (x)§	200,000	176,000
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30§	579,000	595,646
6.750%, 4/15/32§	166,000	169,531
Graphic Packaging International LLC 6.375%, 7/15/32§	156,000	156,390
Intelligent Packaging Ltd. Finco, Inc. 6.000%, 9/15/28§	298,000	295,324
LABL, Inc. 10.500%, 7/15/27 (x)§	244,000	218,380
5.875%, 11/1/28§	178,000	147,241
8.625%, 10/1/31 (x)§	270,000	220,725
Mauser Packaging Solutions Holding Co. 7.875%, 4/15/27§	285,000	285,219
9.250%, 4/15/27§	750,000	686,719
Owens-Brockway Glass Container, Inc. 6.625%, 5/13/27§	270,000	268,855
7.250%, 5/15/31§	250,000	248,308
Sealed Air Corp. 6.125%, 2/1/28§	153,000	153,678
Trivium Packaging Finance BV 5.500%, 8/15/26(e)§	400,000	395,000

		4,366,536

Metals & Mining (0.4%)
Kaiser Aluminum Corp. 4.500%, 6/1/31§	212,000	189,740

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Novelis Corp. 6.875%, 1/30/30 (x)§	$118,000	$119,623

		309,363

Paper & Forest Products (0.4%)
Magnera Corp. 7.250%, 11/15/31 (x)§	344,000	324,251

Total Materials		9,518,266

Real Estate (1.7%)
Diversified REITs (0.2%)
VICI Properties LP (REIT) 4.250%, 12/1/26§	204,000	201,947

Hotel & Resort REITs (0.5%)
Park Intermediate Holdings LLC (REIT) 5.875%, 10/1/28§	204,000	199,149
Pebblebrook Hotel LP (REIT) 6.375%, 10/15/29 (x)§	198,000	194,783

		393,932

Real Estate Management & Development (0.6%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§	280,000	281,414
Greystar Real Estate Partners LLC 7.750%, 9/1/30 (x)§	202,000	212,288

		493,702

Specialized REITs (0.4%)
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§	300,000	291,906

Total Real Estate		1,381,487

Total Corporate Bonds		75,221,083

Total Long-Term Debt Securities (94.7%) (Cost $76,195,289)		75,221,083

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (11.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	900,000	900,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	900,000	900,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	5,414,185	5,414,185
JPMorgan Prime Money Market Fund, IM Shares 4.49% (7 day yield)	1,986,680	1,987,077

Total Investment Companies		9,201,262

Total Short-Term Investments (11.6%) (Cost $9,201,427)		9,201,262

Total Investments in Securities (106.3%) (Cost $85,396,716)		84,422,345
Other Assets Less Liabilities (-6.3%)		(5,023,508)

Net Assets (100%)		$79,398,837

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2025, the market value of these securities amounted to $70,487,317 or 88.8% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2025. Maturity date disclosed is the ultimate maturity date.
(x)	All or a portion of security is on loan at April 30, 2025.
(xx)

At April 30, 2025, the Fund had loaned securities with a total value of $7,040,061. This was collateralized by cash of $7,214,185 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$7,936,402	$—	$7,936,402
Consumer Discretionary	—	13,636,508	—	13,636,508
Consumer Staples	—	4,032,092	—	4,032,092
Energy	—	6,817,606	—	6,817,606
Financials	—	4,723,143	—	4,723,143
Health Care	—	4,888,395	—	4,888,395
Industrials	—	13,105,421	—	13,105,421
Information Technology	—	9,181,763	—	9,181,763
Materials	—	9,518,266	—	9,518,266
Real Estate	—	1,381,487	—	1,381,487
Short-Term Investments
Investment Companies	9,201,262	—	—	9,201,262

Total Assets	$9,201,262	$75,221,083	$—	$84,422,345

Total	$9,201,262	$75,221,083	$—	$84,422,345

The Fund held no derivatives contracts during the six months ended April 30, 2025.

Investment security transactions for the six months ended April 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,719,636
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$12,400,309

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$848,083
Aggregate gross unrealized depreciation	(2,427,868)

Net unrealized depreciation	$(1,579,785)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$86,002,130

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $85,396,716)	$84,422,345
Cash	895,000
Dividends, interest and other receivables	1,367,254
Receivable for Fund shares sold	92,952
Prepaid registration and filing fees	23,495
Securities lending income receivable	2,590

Total assets	86,803,636

LIABILITIES
Payable for return of collateral on securities loaned	7,214,185
Payable for Fund shares repurchased	65,384
Dividends and distributions payable	29,412
Investment advisory fees payable	15,198
Transfer agent fees payable	11,928
Administrative fees payable	9,702
Distribution fees payable – Class A	371
Distribution fees payable – Class R	222
Accrued expenses	58,397

Total liabilities	7,404,799

Commitments and contingent liabilities^
NET ASSETS	$79,398,837

Net assets were comprised of:
Paid in capital	$88,426,837
Total distributable earnings (loss)	(9,028,000)

Net assets	$79,398,837

Class A
Net asset value and redemption price per share, $1,823,102 / 217,745 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.37
Maximum sales charge (4.50% of offering price)	0.39

Maximum offering price per share	$8.76

Class I
Net asset value, offering and redemption price per share, $77,029,155 / 9,191,291 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.38

Class R
Net asset value, offering and redemption price per share, $546,580 / 65,310 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.37

(x)	Includes value of securities on loan of $7,040,061.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$2,608,889
Dividends	50,007
Securities lending (net)	18,418

Total income	2,677,314

EXPENSES
Investment advisory fees	231,395
Administrative fees	57,850
Transfer agent fees	49,516
Professional fees	46,322
Registration and filing fees	18,509
Printing and mailing expenses	16,123
Custodian fees	4,747
Distribution fees – Class A	2,224
Distribution fees – Class R	1,332
Trustees’ fees	1,276
Miscellaneous	9,535

Gross expenses	438,829
Less: Waiver from investment adviser	(146,049)

Net expenses	292,780

NET INVESTMENT INCOME (LOSS)	2,384,534

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(397,846)
Net change in unrealized appreciation (depreciation) on investments in securities	(887,020)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,284,866)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,099,668

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,384,534	$4,372,086
Net realized gain (loss)	(397,846)	(288,474)
Net change in unrealized appreciation (depreciation)	(887,020)	5,884,149

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,099,668	9,967,761

Distributions to shareholders:
Class A	(54,425)	(114,723)
Class I	(2,385,373)	(4,221,829)
Class R	(15,601)	(27,587)
Class T**	—	(6,931)

Total distributions to shareholders	(2,455,399)	(4,371,070)

Tax return of capital:
Class A	—	(812)
Class I	—	(29,874)
Class R	—	(195)
Class T**	—	(49)

Total tax return of capital	—	(30,930)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 12,870 and 43,566 shares, respectively ]	109,247	363,458
Capital shares issued in reinvestment of dividends [ 5,679 and 12,348 shares, respectively ]	48,179	103,195
Capital shares repurchased [ (9,310) and (80,347) shares, respectively ]	(79,318)	(672,951)

Total Class A transactions	78,108	(206,298)

Class I
Capital shares sold [ 1,573,673 and 2,472,189 shares, respectively ]	13,385,686	20,744,759
Capital shares issued in reinvestment of dividends [ 260,402 and 466,309 shares, respectively ]	2,210,945	3,905,745
Capital shares repurchased [ (1,108,061) and (2,032,619) shares, respectively ]	(9,397,584)	(16,952,551)

Total Class I transactions	6,199,047	7,697,953

Class R
Capital shares sold [ 5,073 and 17,430 shares, respectively ]	42,988	145,785
Capital shares issued in reinvestment of dividends [ 1,213 and 2,038 shares, respectively ]	10,286	17,064
Capital shares repurchased [ (2,212) and (5,262) shares, respectively ]	(18,696)	(43,763)

Total Class R transactions	34,578	119,086

Class T**
Capital shares repurchased [ 0 and (14,192) shares ]	—	(121,901)

Total Class T transactions	—	(121,901)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,311,733	7,488,840

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,956,002	13,054,601
NET ASSETS:
Beginning of period	74,442,835	61,388,234

End of period	$79,398,837	$74,442,835

** After the close of business on October 15, 2024, operations for Class T terminated and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class A			2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.51		$7.81	$7.95	$9.24	$9.01	$9.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25		0.51	0.47	0.40	0.39	0.44
Net realized and unrealized gain (loss)	(0.13)		0.71	(0.13)	(1.27)	0.26	(0.03)

Total from investment operations	0.12		1.22	0.34	(0.87)	0.65	0.41

Less distributions:
Dividends from net investment income	(0.26)		(0.52)	(0.48)	(0.40)	(0.42)	(0.46)
Return of capital	—		— #	— #	(0.02)	— #	—

Total dividends and distributions	(0.26)		(0.52)	(0.48)	(0.42)	(0.42)	(0.46)

Net asset value, end of period	$8.37		$8.51	$7.81	$7.95	$9.24	$9.01

Total return (b)	1.37%		15.90%	4.30%	(9.60)%	7.27%	4.72%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,823		$1,775	$1,819	$1,844	$2,145	$2,115
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers and reimbursements (a)(f)	1.38%		1.43%	1.50%	1.43%	1.44%	1.68%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.94%		6.15%	5.83%	4.61%	4.24%	4.97%
Before waivers and reimbursements (a)(f)	5.56%		5.72%	5.33%	4.18%	3.80%	4.29%
Portfolio turnover rate^	17	%(z)	35%	35%	43%	39%	59%

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class I			2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.52		$7.82	$7.95	$9.25	$9.01	$9.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26		0.54	0.49	0.42	0.42	0.47
Net realized and unrealized gain (loss)	(0.13)		0.70	(0.12)	(1.28)	0.26	(0.04)

Total from investment operations	0.13		1.24	0.37	(0.86)	0.68	0.43

Less distributions:
Dividends from net investment income	(0.27)		(0.54)	(0.50)	(0.42)	(0.44)	(0.48)
Return of capital	—		— #	— #	(0.02)	— #	—

Total dividends and distributions	(0.27)		(0.54)	(0.50)	(0.44)	(0.44)	(0.48)

Net asset value, end of period	$8.38		$8.52	$7.82	$7.95	$9.25	$9.01

Total return (b)	1.50%		16.17%	4.69%	(9.47)%	7.65%	4.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$77,029		$72,146	$59,091	$53,821	$66,473	$42,159
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers and reimbursements (a)(f)	1.13%		1.18%	1.26%	1.18%	1.18%	1.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	6.19%		6.39%	6.09%	4.84%	4.47%	5.22%
Before waivers and reimbursements (a)(f)	5.81%		5.96%	5.58%	4.42%	4.04%	4.54%
Portfolio turnover rate^	17	%(z)	35%	35%	43%	39%	59%

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class R			2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.51		$7.81	$7.95	$9.23	$9.00	$9.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.49	0.45	0.37	0.37	0.42
Net realized and unrealized gain (loss)	(0.13)		0.71	(0.13)	(1.25)	0.25	(0.03)

Total from investment operations	0.11		1.20	0.32	(0.88)	0.62	0.39

Less distributions:
Dividends from net investment income	(0.25)		(0.50)	(0.46)	(0.38)	(0.39)	(0.44)
Return of capital	—		— #	— #	(0.02)	— #	—

Total dividends and distributions	(0.25)		(0.50)	(0.46)	(0.40)	(0.39)	(0.44)

Net asset value, end of period	$8.37		$8.51	$7.81	$7.95	$9.23	$9.00

Total return (b)	1.25%		15.61%	4.04%	(9.72)%	7.01%	4.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$547		$521	$367	$375	$708	$638
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%		1.25%	1.25%	1.25%	1.25%	1.25%
Before waivers and reimbursements (a)(f)	1.63%		1.68%	1.76%	1.67%	1.69%	1.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.69%		5.89%	5.59%	4.29%	3.98%	4.69%
Before waivers and reimbursements (a)(f)	5.31%		5.46%	5.08%	3.87%	3.54%	4.01%
Portfolio turnover rate^	17	%(z)	35%	35%	43%	39%	59%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.8%)
Battalion CLO XVI Ltd.,
Series 2019-16A BR2 6.019%, 1/20/38(l)§	$390,000	$385,849
Magnetite XXVII Ltd.,
Series 2020-27A AR 5.671%, 10/20/34(l)§	335,000	335,123
OHA Credit Funding 8 Ltd.,
Series 2021-8A CR 6.019%, 1/20/38(l)§	320,000	316,598
Sound Point CLO XXVII Ltd.,
Series 2020-2A AR 5.723%, 10/25/34(l)§	340,000	339,078

Total Asset-Backed Securities		1,376,648

Convertible Bond (0.1%)
Industrials (0.1%)
Electrical Equipment (0.1%)
Stem, Inc. 0.500%, 12/1/28§	245,000	59,413

Total Industrials		59,413

Total Convertible Bond		59,413

Corporate Bonds (38.8%)
Communication Services (3.9%)
Diversified Telecommunication Services (0.9%)
CCO Holdings LLC 4.500%, 5/1/32	84,000	74,550
4.250%, 1/15/34§	104,000	87,256
Frontier Communications Holdings LLC 6.750%, 5/1/29§	232,000	232,580
6.000%, 1/15/30§	16,000	16,065
Level 3 Financing, Inc. 4.875%, 6/15/29§	179,152	155,862
10.750%, 12/15/30§	14,011	15,500
Telecom Italia Capital SA 7.200%, 7/18/36	16,000	16,390
7.721%, 6/4/38	103,000	107,120

		705,323

Entertainment (0.5%)
Live Nation Entertainment, Inc. 3.750%, 1/15/28§	216,000	206,265
ROBLOX Corp. 3.875%, 5/1/30§	195,000	180,373

		386,638

Interactive Media & Services (0.6%)
Alphabet, Inc. 5.250%, 5/15/55	425,000	423,141

Media (1.2%)
Directv Financing LLC 8.875%, 2/1/30§	145,000	138,330
10.000%, 2/15/31§	217,000	205,043
DISH Network Corp. 11.750%, 11/15/27§	183,000	191,693
EchoStar Corp. 10.750%, 11/30/29	120,034	126,936
GCI LLC 4.750%, 10/15/28§	33,000	31,208
Scripps Escrow II, Inc. 3.875%, 1/15/29(x)§	103,000	78,483
TEGNA, Inc. 5.000%, 9/15/29	197,000	182,779

		954,472

Wireless Telecommunication Services (0.7%)
Millicom International Cellular SA 4.500%, 4/27/31(m)	245,000	218,221
T-Mobile USA, Inc. 5.150%, 4/15/34(x)	155,000	154,987
4.700%, 1/15/35	170,000	162,297

		535,505

Total Communication Services		3,005,079

Consumer Discretionary (4.2%)
Automobile Components (0.8%)
Allison Transmission, Inc. 3.750%, 1/30/31§	216,000	193,050
Garrett Motion Holdings, Inc. 7.750%, 5/31/32§	80,000	80,153
Patrick Industries, Inc. 4.750%, 5/1/29§	198,000	188,041
Phinia, Inc. 6.750%, 4/15/29§	153,000	154,828

		616,072

Automobiles (0.2%)
Stellantis Finance US, Inc. 6.450%, 3/18/35§	200,000	195,326

Broadline Retail (0.7%)
Go Daddy Operating Co. LLC 3.500%, 3/1/29§	71,000	66,020
GrubHub Holdings, Inc. 5.500%, 7/1/27§	96,000	85,920
Nordstrom, Inc. 4.375%, 4/1/30	24,000	21,240
5.000%, 1/15/44	121,000	84,430
Rakuten Group, Inc. 9.750%, 4/15/29§	200,000	211,340
Saks Global Enterprises LLC 11.000%, 12/15/29§	73,000	44,016
Wayfair LLC 7.750%, 9/15/30§	17,000	15,486

		528,452

Distributors (0.2%)
RB Global Holdings, Inc. 6.750%, 3/15/28§	179,000	182,088

Diversified Consumer Services (0.3%)
Adtalem Global Education, Inc. 5.500%, 3/1/28§	173,000	169,972
StoneMor, Inc. 8.500%, 5/15/29§	44,000	39,600

		209,572

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Hotels, Restaurants & Leisure (1.3%)
1011778 BC ULC 3.500%, 2/15/29§	$17,000	$15,897
Brinker International, Inc. 8.250%, 7/15/30§	81,000	84,746
Hilton Domestic Operating Co., Inc. 5.875%, 4/1/29§	230,000	231,725
3.750%, 5/1/29§	17,000	15,961
Hyatt Hotels Corp. 5.750%, 3/30/32	70,000	70,026
Life Time, Inc. 6.000%, 11/15/31§	30,000	29,925
Royal Caribbean Cruises Ltd. 5.625%, 9/30/31§	274,000	272,153
Sabre GLBL, Inc. 8.625%, 6/1/27(x)§	100,000	95,875
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	184,000	175,950

		992,258

Household Durables (0.4%)
Somnigroup International, Inc. 4.000%, 4/15/29§	199,000	184,877
Taylor Morrison Communities, Inc. 5.875%, 6/15/27§	178,000	178,931

		363,808

Specialty Retail (0.3%)
Evergreen Acqco 1 LP 9.750%, 4/26/28§	85,000	87,231
Michaels Cos., Inc. (The) 5.250%, 5/1/28§	80,000	43,200
Victoria’s Secret & Co. 4.625%, 7/15/29§	100,000	87,000

		217,431

Total Consumer Discretionary		3,305,007

Consumer Staples (1.1%)
Consumer Staples Distribution & Retail (0.8%)
Albertsons Cos., Inc. 6.250%, 3/15/33§	76,000	76,859
Walgreens Boots Alliance, Inc. 8.125%, 8/15/29	131,000	136,270
Walmart, Inc. 4.900%, 4/28/35	365,000	367,054

		580,183

Food Products (0.2%)
B&G Foods, Inc. 8.000%, 9/15/28§	100,000	99,205
JBS USA LUX Sarl 5.950%, 4/20/35§	75,000	77,163

		176,368

Household Products (0.0%)†
Central Garden & Pet Co. 4.125%, 10/15/30	18,000	16,403

Personal Care Products (0.1%)
Edgewell Personal Care Co. 4.125%, 4/1/29§	17,000	15,810
Prestige Brands, Inc. 5.125%, 1/15/28§	95,000	93,575

		109,385

Total Consumer Staples		882,339

Energy (3.1%)
Energy Equipment & Services (0.3%)
Aris Water Holdings LLC 7.250%, 4/1/30§	44,000	43,505
Enerflex Ltd. 9.000%, 10/15/27§	167,000	170,262
USA Compression Partners LP 7.125%, 3/15/29§	16,000	16,140

		229,907

Oil, Gas & Consumable Fuels (2.8%)
DT Midstream, Inc. 4.125%, 6/15/29§	125,000	117,240
4.375%, 6/15/31(x)§	76,000	69,899
Energy Transfer LP 5.700%, 4/1/35(x)	120,000	118,401
Exxon Mobil Corp. 3.095%, 8/16/49	225,000	149,506
Genesis Energy LP 8.000%, 5/15/33	120,000	116,400
Gulfport Energy Operating Corp. 6.750%, 9/1/29§	167,000	164,077
Hess Midstream Operations LP 5.875%, 3/1/28§	192,000	192,392
4.250%, 2/15/30§	300,000	281,628
NuStar Logistics LP 6.000%, 6/1/26	175,000	174,988
Raizen Fuels Finance SA 6.700%, 2/25/37§	375,000	367,425
Saudi Arabian Oil Co. 5.750%, 7/17/54§	275,000	256,435
Summit Midstream Holdings LLC 8.625%, 10/31/29§	91,000	89,598
TransMontaigne Partners LLC 8.500%, 6/15/30§	26,000	26,171
Western Midstream Operating LP 6.150%, 4/1/33	20,000	20,176

		2,144,336

Total Energy		2,374,243

Financials (13.5%)
Banks (5.3%)
Banco Bilbao Vizcaya Argentaria SA 5.381%, 3/13/29	200,000	204,824
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 7.750%, 1/14/32(k)(y)	400,000	394,002
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.91%), 8.000%, 2/1/34(k)(y)	200,000	203,630

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of America Corp.
(SOFR + 1.91%), 5.425%, 8/15/35(k)	$350,000	$341,160
Barclays plc
(SOFR + 3.57%), 7.119%, 6/27/34(k)	265,000	282,592
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.38%), 7.625%, 2/11/35(k)§	200,000	201,300
BNP Paribas SA
(SOFR + 1.88%), 5.738%, 2/20/35(k)(x)§	220,000	224,617
Credit Agricole SA
(ICE IBA - USD SOFR ICE Swap Rate 5 Year + 3.60%), 6.700%, 9/23/34(k)(y)§	365,000	345,131
HSBC Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.64%), 6.950%, 8/27/31(k)(y)	380,000	370,975
(SOFR + 3.02%), 7.399%, 11/13/34(k)	270,000	295,072
Intesa Sanpaolo SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.90%), 7.778%, 6/20/54(k)§	265,000	283,425
JPMorgan Chase & Co.
(SOFR + 1.32%), 5.502%, 1/24/36(k)	90,000	91,421
(SOFR + 1.68%), 5.572%, 4/22/36(k)	200,000	203,133
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.125%, 11/10/33(k)(y)	200,000	206,250
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 7.132%, 1/19/55(k)§	200,000	194,423
UniCredit SpA
(USD ICE Swap Rate 5 Year + 4.91%), 7.296%, 4/2/34(k)§	240,000	251,100

		4,093,055

Capital Markets (4.3%)
Antares Holdings LP 6.350%, 10/23/29§	250,000	249,227
Aretec Group, Inc. 7.500%, 4/1/29§	86,000	83,958
Bain Capital Specialty Finance, Inc. 5.950%, 3/15/30	90,000	87,756
BGC Group, Inc. 4.375%, 12/15/25	345,000	343,968
Blue Owl Capital Corp. 5.950%, 3/15/29	180,000	178,326
Blue Owl Capital Corp. II 8.450%, 11/15/26	70,000	72,916
Citadel LP 6.375%, 1/23/32§	55,000	56,306
Deutsche Bank AG
(SOFR + 3.65%), 7.079%, 2/10/34(k)	200,000	208,517
Goldman Sachs Group, Inc. (The)
(SOFR + 1.21%), 5.049%, 7/23/30(k)	270,000	272,731
Series X
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.500%, 5/10/29(k)(y)	300,000	305,625
Jane Street Group 7.125%, 4/30/31§	183,000	188,604
6.750%, 5/1/33§	57,000	57,298
LPL Holdings, Inc. 5.150%, 6/15/30	225,000	225,379
Marex Group plc 6.404%, 11/4/29	115,000	117,278
Morgan Stanley
(SOFR + 1.56%), 5.320%, 7/19/35(k)	160,000	158,319
Sixth Street Lending Partners 6.125%, 7/15/30§	105,000	105,168
UBS Group AG
(ICE IBA - USD SOFR ICE Swap Rate 5 Year + 3.08%), 7.000%, 2/10/30(k)(y)§	310,000	299,963
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.250%, 11/13/33(k)(y)§	270,000	301,388
VFH Parent LLC 7.500%, 6/15/31§	72,000	73,710

		3,386,437

Consumer Finance (1.9%)
AerCap Ireland Capital DAC 4.625%, 9/10/29	150,000	148,506
Azorra Finance Ltd. 7.750%, 4/15/30§	16,000	15,861
Bread Financial Holdings, Inc. 9.750%, 3/15/29§	163,000	170,946
Capital One Financial Corp.
(SOFR + 2.04%), 6.183%, 1/30/36(k)	260,000	255,760
Enova International, Inc. 11.250%, 12/15/28§	73,000	77,437
EZCORP, Inc. 7.375%, 4/1/32§	163,000	170,570
Global Aircraft Leasing Co. Ltd. 8.750%, 9/1/27§	174,000	172,695
goeasy Ltd. 7.375%, 10/1/30§	146,000	143,445

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Synchrony Financial
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30(k)	$65,000	$65,685
(SOFR + 1.68%), 5.450%, 3/6/31(k)	65,000	64,594
7.250%, 2/2/33	122,000	124,078
TrueNoord Capital DAC 8.750%, 3/1/30§	61,000	62,130

		1,471,707

Financial Services (0.3%)
Armor Holdco, Inc. 8.500%, 11/15/29§	34,000	30,940
Freedom Mortgage Holdings LLC 9.250%, 2/1/29§	141,000	143,468
Planet Financial Group LLC 10.500%, 12/15/29§	75,000	73,890

		248,298

Insurance (1.2%)
200 Park Funding Trust 5.740%, 2/15/55§	210,000	203,654
Allianz SE
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.350%, 9/6/53(k)§	200,000	205,000
APH Somerset Investor 2 LLC 7.875%, 11/1/29§	152,000	148,390
HUB International Ltd. 7.375%, 1/31/32§	141,000	145,198
Liberty Mutual Group, Inc. 4.300%, 2/1/61§	230,000	141,737
Panther Escrow Issuer LLC 7.125%, 6/1/31§	17,000	17,383
USI, Inc. 7.500%, 1/15/32§	36,000	37,080

		898,442

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Apollo Commercial Real Estate Finance, Inc. (REIT) 4.625%, 6/15/29§	104,000	96,041
Blackstone Mortgage Trust, Inc. (REIT) 7.750%, 12/1/29§	91,000	94,071
Starwood Property Trust, Inc. (REIT) 6.500%, 7/1/30§	145,000	145,544
6.500%, 10/15/30§	53,000	53,397

		389,053

Total Financials		10,486,992

Health Care (0.8%)
Biotechnology (0.0%)†
Emergent BioSolutions, Inc. 3.875%, 8/15/28§	52,000	33,329

Health Care Providers & Services (0.4%)
DaVita, Inc. 4.625%, 6/1/30§	235,000	217,257
Encompass Health Corp. 4.625%, 4/1/31	46,000	43,571
MPH Acquisition Holdings LLC 5.750%, 12/31/30§	64,006	49,925
Pediatrix Medical Group, Inc. 5.375%, 2/15/30§	17,000	16,402
Surgery Center Holdings, Inc. 7.250%, 4/15/32§	16,000	15,965

		343,120

Pharmaceuticals (0.4%)
Bausch Health Cos., Inc. 4.875%, 6/1/28§	255,000	207,098
HLF Financing Sarl LLC 12.250%, 4/15/29§	34,000	36,111
4.875%, 6/1/29§	102,000	78,412

		321,621

Total Health Care		698,070

Industrials (4.1%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc. 6.125%, 3/15/30§	40,000	40,612
Boeing Co. (The) 6.388%, 5/1/31	25,000	26,571
Bombardier, Inc. 7.450%, 5/1/34§	100,000	104,819
General Dynamics Corp. 4.950%, 8/15/35	55,000	55,021
Moog, Inc. 4.250%, 12/15/27§	162,000	155,784
Spirit AeroSystems, Inc. 4.600%, 6/15/28	134,000	129,304

		512,111

Air Freight & Logistics (0.1%)
Rand Parent LLC 8.500%, 2/15/30(x)§	102,000	94,962

Commercial Services & Supplies (1.0%)
Deluxe Corp. 8.125%, 9/15/29§	175,000	174,563
Enviri Corp. 5.750%, 7/31/27§	77,000	73,920
Garda World Security Corp. 8.250%, 8/1/32§	107,000	104,592
Interface, Inc. 5.500%, 12/1/28§	64,000	62,080
Madison IAQ LLC 5.875%, 6/30/29(x)§	100,000	94,438
Pitney Bowes, Inc. 6.875%, 3/15/27§	79,000	78,643
Republic Services, Inc. 5.000%, 4/1/34	50,000	50,199
Rollins, Inc. 5.250%, 2/24/35§	35,000	34,725
Wrangler Holdco Corp. 6.625%, 4/1/32§	70,000	71,575

		744,735

Construction & Engineering (0.2%)
Brand Industrial Services, Inc. 10.375%, 8/1/30§	91,000	86,109

See Notes to Financial Statements.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Great Lakes Dredge & Dock Corp. 5.250%, 6/1/29§	$17,000	$15,513
Tutor Perini Corp. 11.875%, 4/30/29§	42,000	45,202

		146,824

Ground Transportation (0.1%)
Avis Budget Car Rental LLC 5.375%, 3/1/29§	131,000	120,875

Machinery (0.5%)
Deere & Co. 5.700%, 1/19/55	85,000	86,821
Mueller Water Products, Inc. 4.000%, 6/15/29§	186,000	173,902
SPX FLOW, Inc. 8.750%, 4/1/30§	40,000	40,298
Titan International, Inc. 7.000%, 4/30/28	94,000	92,590

		393,611

Passenger Airlines (0.8%)
Allegiant Travel Co. 7.250%, 8/15/27§	170,000	157,037
JetBlue Airways Corp. 9.875%, 9/20/31§	93,000	84,863
Mileage Plus Holdings LLC 6.500%, 6/20/27§	119,250	119,223
United Airlines, Inc. 4.625%, 4/15/29§	228,000	214,320
VistaJet Malta Finance plc 7.875%, 5/1/27§	90,000	87,300

		662,743

Professional Services (0.5%)
Paychex, Inc. 5.350%, 4/15/32	350,000	354,927

Trading Companies & Distributors (0.2%)
Alta Equipment Group, Inc. 9.000%, 6/1/29§	75,000	63,071
Beacon Roofing Supply, Inc. 6.750%, 4/30/32§	78,000	78,269

		141,340

Total Industrials		3,172,128

Information Technology (2.6%)
Communications Equipment (0.6%)
Ciena Corp. 4.000%, 1/31/30(x)§	179,000	164,904
CommScope LLC 4.750%, 9/1/29§	144,000	127,047
Viavi Solutions, Inc. 3.750%, 10/1/29(x)§	188,000	171,804

		463,755

Electronic Equipment, Instruments & Components (0.2%)
Jabil, Inc. 5.450%, 2/1/29	25,000	25,330
TTM Technologies, Inc. 4.000%, 3/1/29§	175,000	162,531

		187,861

IT Services (0.4%)
Arches Buyer, Inc. 6.125%, 12/1/28§	98,000	87,710
Newfold Digital Holdings Group, Inc. 11.750%, 10/15/28§	43,000	26,230
Twilio, Inc. 3.625%, 3/15/29	198,000	184,140

		298,080

Semiconductors & Semiconductor Equipment (0.5%)
Broadcom, Inc. 4.150%, 4/15/32§	240,000	227,552
Micron Technology, Inc. 6.050%, 11/1/35	125,000	126,214

		353,766

Software (0.5%)
Crowdstrike Holdings, Inc. 3.000%, 2/15/29(x)	182,000	168,736
Fair Isaac Corp. 5.250%, 5/15/26§	167,000	166,374
SS&C Technologies, Inc. 6.500%, 6/1/32§	29,000	29,326
Synopsys, Inc. 5.150%, 4/1/35	50,000	49,995

		414,431

Technology Hardware, Storage & Peripherals (0.4%)
Dell International LLC 5.750%, 2/1/33(x)	155,000	160,108
NetApp, Inc. 5.700%, 3/17/35(x)	55,000	55,026
Xerox Holdings Corp. 5.000%, 8/15/25§	124,000	123,231

		338,365

Total Information Technology		2,056,258

Materials (1.6%)
Chemicals (0.1%)
Rain Carbon, Inc. 12.250%, 9/1/29§	80,000	81,300

Construction Materials (0.0%)†
Knife River Corp. 7.750%, 5/1/31§	12,000	12,552

Containers & Packaging (0.4%)
Ball Corp. 2.875%, 8/15/30	18,000	15,932
Crown Americas LLC 4.250%, 9/30/26	186,000	182,680
LABL, Inc. 9.500%, 11/1/28§	19,000	16,578
8.625%, 10/1/31§	79,000	64,582

		279,772

Metals & Mining (0.9%)
Carpenter Technology Corp. 7.625%, 3/15/30	169,000	173,974
JW Aluminum Continuous Cast Co. 10.250%, 4/1/30§	82,000	80,253

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Novelis Corp. 4.750%, 1/30/30§		$228,000	$211,497
Rio Tinto Finance USA plc 5.250%, 3/14/35		115,000	115,203
SunCoke Energy, Inc. 4.875%, 6/30/29§		91,000	83,747
TMS International Corp. 6.250%, 4/15/29§		43,000	39,667

			704,341

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp. 3.625%, 3/15/29§		184,000	171,120

Total Materials			1,249,085

Real Estate (0.8%)
Health Care REITs (0.4%)
CTR Partnership LP (REIT) 3.875%, 6/30/28§		186,000	178,095
MPT Operating Partnership LP (REIT) 5.000%, 10/15/27		150,000	132,938

			311,033

Office REITs (0.2%)
Brandywine Operating Partnership LP (REIT) 8.875%, 4/12/29		165,000	172,798

Real Estate Management & Development (0.2%)
Anywhere Real Estate Group LLC 7.000%, 4/15/30(x)§		75,774	66,901
Five Point Operating Co. LP 10.500%, 1/15/28(e)§		73,000	74,007

			140,908

Total Real Estate			624,739

Utilities (3.1%)
Electric Utilities (1.8%)
Edison International 6.250%, 3/15/30		10,000	10,094
Electricite de France SA 5.750%, 1/13/35§		290,000	294,932
Long Ridge Energy LLC 8.750%, 2/15/32§		77,000	73,150
NRG Energy, Inc. 3.375%, 2/15/29§		260,000	240,500
Pacific Gas and Electric Co. 5.700%, 3/1/35		145,000	142,756
PPL Capital Funding, Inc. 5.250%, 9/1/34		40,000	39,813
Southwestern Public Service Co. 6.000%, 6/1/54		130,000	130,010
Virginia Electric and Power Co. 5.050%, 8/15/34		60,000	59,239
Vistra Operations Co. LLC 5.500%, 9/1/26§		16,000	15,903
4.375%, 5/1/29§		235,000	226,018
XPLR Infrastructure Operating Partners LP 7.250%, 1/15/29(x)§		195,000	193,070

			1,425,485

Gas Utilities (0.3%)
AmeriGas Partners LP 9.375%, 6/1/28§		126,000	125,370
Suburban Propane Partners LP 5.000%, 6/1/31§		101,000	92,294

			217,664

Independent Power and Renewable Electricity Producers (0.1%)
Calpine Corp. 4.500%, 2/15/28§		16,000	15,600
TransAlta Corp. 6.500%, 3/15/40		79,000	72,087

			87,687

Multi-Utilities (0.9%)
Dominion Energy, Inc. Series A (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.875%, 2/1/55(k)		185,000	189,696
Engie SA 5.250%, 4/10/29§		200,000	203,831
Public Service Enterprise Group, Inc. 5.450%, 4/1/34		255,000	256,956

			650,483

Total Utilities			2,381,319

Total Corporate Bonds			30,235,259

Foreign Government Securities (3.7%)
Argentine Republic 4.125%, 7/9/35(e)		755,000	501,320
Commonwealth of Australia 2.750%, 6/21/35(m)	AUD	710,000	401,844
Federative Republic of Brazil 6.625%, 3/15/35		$380,000	379,240
Norway Government Bond 3.750%, 6/12/35(m)	NOK	4,190,000	398,763
Oriental Republic of Uruguay 9.750%, 7/20/33	UYU	15,370,000	367,556
Republic of Turkiye 36.000%, 8/12/26	TRY	17,390,000	413,125
Switzerland Government Bond 0.250%, 6/23/35(m)	CHF	355,000	428,744

Total Foreign Government Securities			2,890,592

U.S. Treasury Obligations (7.7%)
U.S. Treasury Bonds
4.250%, 8/15/54		$1,575,000	1,463,105
4.625%, 2/15/55		1,500,000	1,486,580
U.S. Treasury Notes
4.000%, 2/28/30		1,520,000	1,537,670
4.625%, 2/15/35		1,475,000	1,527,712

Total U.S. Treasury Obligations			6,015,067

Total Long-Term Debt Securities (52.1%) (Cost $40,541,073)			40,576,979

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	1,845	$51,106
Telstra Group Ltd.	37,126	107,253
Verizon Communications, Inc.	5,996	264,184

		422,543

Entertainment (0.5%)
HUYA, Inc. (ADR)	2,077	7,809
International Games System Co. Ltd.	406	10,561
Netflix, Inc. (s)*	126	142,597
Nintendo Co. Ltd.	1,900	157,204
Walt Disney Co. (The)	507	46,112
XD, Inc. (m)*	734	3,398

		367,681

Interactive Media & Services (1.9%)
Alphabet, Inc., Class A (s)	1,469	233,277
Alphabet, Inc., Class C (s)	3,674	591,110
Hello Group, Inc. (ADR)	1,076	6,144
Meta Platforms, Inc., Class A (s)	1,241	681,309

		1,511,840

Media (0.3%)
Comcast Corp., Class A	6,253	213,853

Wireless Telecommunication Services (0.1%)
KDDI Corp.	5,100	90,011

Total Communication Services		2,605,928

Consumer Discretionary (4.3%)
Automobile Components (0.2%)
Bridgestone Corp.	2,500	104,752
Denso Corp.	4,900	63,315
Tong Yang Industry Co. Ltd.	2,151	8,844

		176,911

Automobiles (0.6%)
Honda Motor Co. Ltd.	5,000	50,812
Tesla, Inc. (s)*	731	206,259
Toyota Motor Corp.	13,100	250,034

		507,105

Broadline Retail (1.1%)
Amazon.com, Inc. (s)*	4,275	788,395
Wesfarmers Ltd.	2,173	109,015

		897,410

Hotels, Restaurants & Leisure (0.8%)
Atour Lifestyle Holdings Ltd. (ADR)	290	7,088
Booking Holdings, Inc.	13	66,291
Chipotle Mexican Grill, Inc.*	863	43,599
Kangwon Land, Inc.	777	8,855
Marriott International, Inc., Class A	192	45,807
McDonald’s Corp.	1,019	325,723
Starbucks Corp.	1,830	146,491

		643,854

Household Durables (0.1%)
Cury Construtora e Incorporadora SA	1,800	8,694
Lennar Corp., Class A	391	42,466
Merry Electronics Co. Ltd.	2,151	7,600

		58,760

Specialty Retail (1.0%)
CCC SA*	170	9,782
Foschini Group Ltd.	914	6,352
Grupo SBF SA	3,700	6,885
Home Depot, Inc. (The) (s)	1,320	475,847
Industria de Diseno Textil SA (x)	1,434	76,742
Lojas Renner SA	3,860	9,883
Lowe’s Cos., Inc.	247	55,219
Mr Price Group Ltd.	582	7,417
O’Reilly Automotive, Inc.*	32	45,286
Ross Stores, Inc.	337	46,843
Truworths International Ltd.	1,203	4,805

		745,061

Textiles, Apparel & Luxury Goods (0.5%)
Cie Financiere Richemont SA (Registered)	784	137,973
LVMH Moet Hennessy Louis Vuitton SE	329	181,844
Makalot Industrial Co. Ltd.	1,066	9,466
Mavi Giyim Sanayi ve Ticaret A/S, Class B (m)	7,476	6,269
NIKE, Inc., Class B	222	12,521
Xtep International Holdings Ltd.	11,315	7,747

		355,820

Total Consumer Discretionary		3,384,921

Consumer Staples (5.2%)
Beverages (1.3%)
Anadolu Efes Biracilik ve Malt Sanayii A/S, Class B	899	3,727
Coca-Cola Co. (The)	4,987	361,807
Constellation Brands, Inc., Class A	188	35,258
Diageo plc	3,362	93,733
Keurig Dr Pepper, Inc.	2,475	85,610
Kirin Holdings Co. Ltd.	6,300	95,130
Monster Beverage Corp.*	837	50,320
PepsiCo, Inc.	1,820	246,756

		972,341

Consumer Staples Distribution & Retail (0.7%)
Costco Wholesale Corp. (s)	107	106,412
Koninklijke Ahold Delhaize NV	2,103	86,099
Kroger Co. (The)	1,084	78,276
Sysco Corp.	1,388	99,103
Target Corp.	396	38,293
Tesco plc	13,704	67,702
Walmart, Inc. (s)	1,063	103,377

		579,262

Food Products (0.9%)
AVI Ltd.	1,234	5,997
Danone SA	1,480	127,356
General Mills, Inc.	2,069	117,395
Mondelez International, Inc., Class A	1,892	128,902
Nestle SA (Registered)	3,113	330,932
Samyang Foods Co. Ltd.	16	10,918
Tiger Brands Ltd.	289	4,505

		726,005

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (1.1%)
Church & Dwight Co., Inc.	424	$42,120
Colgate-Palmolive Co.	1,795	165,481
Kimberly-Clark Corp.	722	95,145
Procter & Gamble Co. (The) (s)	2,814	457,472
Reckitt Benckiser Group plc	1,278	82,401

		842,619

Personal Care Products (0.3%)
Kenvue, Inc.	3,042	71,791
Unilever plc	2,750	174,414
VT Co. Ltd.*	203	5,469

		251,674

Tobacco (0.9%)
Altria Group, Inc.	2,204	130,367
British American Tobacco plc	2,572	111,332
Japan Tobacco, Inc.	2,500	77,056
Philip Morris International, Inc.	2,140	366,710

		685,465

Total Consumer Staples		4,057,366

Energy (3.0%)
Energy Equipment & Services (0.7%)
Helmerich & Payne, Inc.	13,270	250,670
NOV, Inc.	18,468	214,414
Schlumberger NV	969	32,219

		497,303

Oil, Gas & Consumable Fuels (2.3%)
Chevron Corp.	2,166	294,706
ConocoPhillips	2,322	206,937
EOG Resources, Inc.	301	33,209
Exxon Mobil Corp. (s)	5,601	591,634
Kinder Morgan, Inc.	3,260	85,738
Occidental Petroleum Corp.	984	38,779
ONEOK, Inc.	870	71,479
Phillips 66	700	72,842
Suncor Energy, Inc.	2,100	74,169
Targa Resources Corp.	270	46,143
TotalEnergies SE	2,959	171,494
Williams Cos., Inc. (The)	788	46,153
Woodside Energy Group Ltd.	6,008	79,816

		1,813,099

Total Energy		2,310,402

Financials (5.2%)
Banks (1.3%)
Alior Bank SA	341	9,225
Banco del Bajio SA (m)	2,159	5,181
Bank of America Corp.	1,751	69,830
BNK Financial Group, Inc.	1,275	9,283
Citigroup, Inc.	655	44,789
Citizens Financial Group, Inc.	1,311	48,363
DBS Group Holdings Ltd.	2,400	78,003
Fifth Third Bancorp	1,894	68,071
Huntington Bancshares, Inc.	2,803	40,728
JB Financial Group Co. Ltd.	739	8,874
JPMorgan Chase & Co. (s)	652	159,492
M&T Bank Corp.	366	62,132
Oversea-Chinese Banking Corp. Ltd.	6,000	74,190
PNC Financial Services Group, Inc. (The)	546	87,737
United Overseas Bank Ltd.	2,400	63,652
US Bancorp	2,165	87,336
Wells Fargo & Co.	902	64,051

		980,937

Capital Markets (1.5%)
3i Group plc	1,722	97,167
Bank of New York Mellon Corp. (The)	1,898	152,618
Blackrock, Inc.	208	190,166
Blackstone, Inc.	1,113	146,593
CME Group, Inc.	512	141,865
Goldman Sachs Group, Inc. (The)	117	64,063
Hong Kong Exchanges & Clearing Ltd.	1,800	79,096
Intercontinental Exchange, Inc.	259	43,504
KIWOOM Securities Co. Ltd.	104	10,023
KKR & Co., Inc.	295	33,710
Morgan Stanley	386	44,552
S&P Global, Inc.	91	45,505
Samsung Securities Co. Ltd.	288	10,576
State Street Corp.	868	76,471
XTB SA (m)	492	10,673

		1,146,582

Consumer Finance (0.1%)
American Express Co.	172	45,823
Capital One Financial Corp.	243	43,803
FinVolution Group (ADR)	932	7,372

		96,998

Financial Services (0.6%)
Berkshire Hathaway, Inc., Class B (s)*	386	205,835
Fiserv, Inc.*	209	38,575
Genertec Universal Medical Group Co. Ltd. (m)	13,000	8,599
Mastercard, Inc., Class A (s)	165	90,430
Visa, Inc., Class A (s)	367	126,798

		470,237

Insurance (1.7%)
Aflac, Inc.	937	101,833
Allianz SE (Registered)	544	224,384
Allstate Corp. (The)	113	22,418
Anadolu Anonim Turk Sigorta Sirketi	2,706	6,147
AXA SA*	3,411	160,633
Chubb Ltd.	63	18,023
Manulife Financial Corp.	2,400	73,553
MetLife, Inc.	1,596	120,291
Momentum Group Ltd.	5,476	9,998
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)*	219	149,253
Progressive Corp. (The)	191	53,812
Prudential Financial, Inc.	334	34,305
Swiss Re AG	568	101,681
Tokio Marine Holdings, Inc.	2,400	95,812
Travelers Cos., Inc. (The)	102	26,941
Zurich Insurance Group AG	223	157,358

		1,356,442

Total Financials		4,051,196

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (4.7%)
Biotechnology (1.0%)
3SBio, Inc. (m)*	5,686	$8,768
AbbVie, Inc.	2,361	460,631
Amgen, Inc.	629	182,989
Gilead Sciences, Inc.	424	45,173
Hugel, Inc.*	13	3,343
Seegene, Inc.	508	9,399
Vertex Pharmaceuticals, Inc.*	98	49,931

		760,234

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	447	58,445
Becton Dickinson & Co.	163	33,756
Boston Scientific Corp.*	564	58,019
Intuitive Surgical, Inc.*	103	53,127
Medtronic plc	2,088	176,979
Solventum Corp.*	1	66
Stryker Corp.	102	38,140
Zimmer Biomet Holdings, Inc.	395	40,705

		459,237

Health Care Providers & Services (0.4%)
Cencora, Inc.	178	52,095
Cigna Group (The)	120	40,805
CVS Health Corp.	1,146	76,450
Elevance Health, Inc.	42	17,664
KPJ Healthcare Bhd.	14,500	9,678
MLP Saglik Hizmetleri A/S, Class B (m)*	532	4,512
UnitedHealth Group, Inc. (s)	216	88,871

		290,075

Life Sciences Tools & Services (0.1%)
Danaher Corp.	190	37,873
Thermo Fisher Scientific, Inc.	110	47,190

		85,063

Pharmaceuticals (2.6%)
AstraZeneca plc	1,738	248,485
Bristol-Myers Squibb Co.	719	36,094
Eli Lilly & Co. (s)	193	173,497
Johnson & Johnson	3,013	470,962
Merck & Co., Inc.	3,135	267,102
Novartis AG (Registered)	2,333	265,114
Pfizer, Inc.	6,545	159,763
Roche Holding AG	849	277,017
Sanofi SA	1,244	135,149
Simcere Pharmaceutical Group Ltd. (m)	5,320	6,009

		2,039,192

Total Health Care		3,633,801

Industrials (3.5%)
Aerospace & Defense (0.4%)
BAE Systems plc	4,609	106,540
Embraer SA*	750	8,612
GE Aerospace (s)	327	65,904
General Dynamics Corp.	41	11,157
Lockheed Martin Corp.	236	112,749
RTX Corp.	247	31,154

		336,116

Air Freight & Logistics (0.3%)
Deutsche Post AG	2,385	101,346
United Parcel Service, Inc., Class B	1,206	114,932

		216,278

Building Products (0.3%)
Carrier Global Corp.	517	32,333
China Lesso Group Holdings Ltd.	15,386	8,193
Cie de Saint-Gobain SA	1,045	113,056
Johnson Controls International plc	1,027	86,165

		239,747

Commercial Services & Supplies (0.0%)†
KEPCO Plant Service & Engineering Co. Ltd.	331	10,269

Construction & Engineering (0.3%)
Acter Group Corp. Ltd.	1,076	13,508
IJM Corp. Bhd.	10,100	5,314
Quanta Services, Inc.	128	37,464
Vinci SA	1,063	147,637

		203,923

Electrical Equipment (0.1%)
Cheryong Electric Co. Ltd.	92	2,016
Eaton Corp. plc	170	50,043

		52,059

Ground Transportation (0.5%)
CSX Corp.	1,422	39,916
Norfolk Southern Corp.	331	74,161
Uber Technologies, Inc.*	738	59,785
Union Pacific Corp.	917	197,760

		371,622

Industrial Conglomerates (0.4%)
3M Co.	751	104,321
CJ Corp.	81	7,083
Honeywell International, Inc.	202	42,521
Siemens AG (Registered)	770	176,160

		330,085

Machinery (0.6%)
Caterpillar, Inc.	155	47,937
Cummins, Inc.	240	70,521
Deere & Co.	109	50,528
HD Hyundai MIPO	44	5,160
Hyundai Rotem Co. Ltd.	125	9,866
Ingersoll Rand, Inc.	467	35,226
Marcopolo SA (Preference) (q)	6,600	8,176
Otis Worldwide Corp.	388	37,353
PACCAR, Inc.	797	71,897
Randon SA Implementos e Participacoes (Preference) (q)	2,532	4,015
Sunonwealth Electric Machine Industry Co. Ltd.	2,732	7,355
Volvo AB, Class B	4,307	117,016

		465,050

Professional Services (0.3%)
Automatic Data Processing, Inc.	135	40,581

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Paychex, Inc.	962	$141,529
Verisk Analytics, Inc.	148	43,872

		225,982

Trading Companies & Distributors (0.3%)
Fastenal Co.	1,025	82,994
ITOCHU Corp. (x)	1,700	86,582
Mitsui & Co. Ltd.	4,100	83,101

		252,677

Transportation Infrastructure (0.0%)†
TAV Havalimanlari Holding A/S*	580	3,443

Total Industrials		2,707,251

Information Technology (5.4%)
Communications Equipment (0.4%)
Arcadyan Technology Corp.	1,152	8,500
Cisco Systems, Inc.	5,612	323,981

		332,481

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	871	67,023
Asia Optical Co., Inc.	808	3,410
Corning, Inc.	1,365	60,579
Dynapack International Technology Corp.*	1,373	7,427
Kyocera Corp.	8,000	94,671
Primax Electronics Ltd.	3,227	7,517
Taiwan Surface Mounting Technology Corp.	2,253	7,185
TE Connectivity plc	324	47,427
Tripod Technology Corp.	1,347	7,728
TXC Corp.	2,985	8,260

		311,227

IT Services (0.5%)
Accenture plc, Class A (s)	193	57,736
Cognizant Technology Solutions Corp., Class A	478	35,166
International Business Machines Corp.	1,264	305,661

		398,563

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	437	42,542
Analog Devices, Inc.	182	35,476
Applied Materials, Inc. (s)	284	42,802
Broadcom, Inc. (s)	1,036	199,399
DB HiTek Co. Ltd.	73	1,969
Elan Microelectronics Corp.	1,433	5,870
Everlight Electronics Co. Ltd.	3,464	8,296
Fitipower Integrated Technology, Inc.	1,345	9,231
Foxsemicon Integrated Technology, Inc.	1,078	9,235
ITE Technology, Inc.	1,613	6,531
Lam Research Corp.	637	45,654
Microchip Technology, Inc.	1,105	50,918
NVIDIA Corp. (s)	5,845	636,637
Pixart Imaging, Inc.	1,091	7,300
QUALCOMM, Inc.	333	49,437
Radiant Opto-Electronics Corp.	1,613	7,464
Raydium Semiconductor Corp.	539	5,486
Sigurd Microelectronics Corp.	3,510	7,913
Sitronix Technology Corp.	1,076	7,149
Texas Instruments, Inc.	1,248	199,742

		1,379,051

Software (1.5%)
Adobe, Inc.*	125	46,872
Intuit, Inc.	91	57,100
Microsoft Corp. (s)	1,723	681,033
Oracle Corp. (s)	391	55,022
Palantir Technologies, Inc., Class A*	742	87,882
Palo Alto Networks, Inc.*	219	40,938
Salesforce, Inc.	260	69,865
ServiceNow, Inc.*	70	66,851
Synopsys, Inc.*	94	43,147
Tuya, Inc. (ADR)	1,310	3,078

		1,151,788

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc. (s)	2,487	528,488
Chicony Electronics Co. Ltd.	2,161	10,405
Getac Holdings Corp.*	1,613	5,396
HP, Inc.	1,919	49,069

		593,358

Total Information Technology		4,166,468

Materials (1.2%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	293	79,429
Akzo Nobel NV	1,506	94,789
Dow, Inc.	1,383	42,306
Hyosung TNC Corp.	5	835
KCC Corp.	35	6,143
Linde plc	113	51,215
LyondellBasell Industries NV, Class A	1,346	78,351
PPG Industries, Inc.	354	38,537
Sherwin-Williams Co. (The)	97	34,233
Sinofert Holdings Ltd.*	52,000	7,845

		433,683

Construction Materials (0.1%)
GCC SAB de CV	476	4,000
Holcim AG	1,055	117,087

		121,087

Metals & Mining (0.5%)
Agnico Eagle Mines Ltd.	1,000	117,532
Anglo American plc	1,894	51,215
EVERGREEN Steel Corp.	1,882	4,855
Glencore plc	19,911	64,852
Nucor Corp.	304	36,288
Rio Tinto plc	1,658	98,262

		373,004

Total Materials		927,774

Real Estate (2.0%)
Diversified REITs (0.0%)†
Gladstone Commercial Corp. (REIT)	478	6,754

Health Care REITs (0.3%)
American Healthcare REIT, Inc. (REIT)	866	27,955

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
CareTrust REIT, Inc. (REIT)	944	$27,631
Healthpeak Properties, Inc. (REIT)	1,761	31,416
National Health Investors, Inc. (REIT)	340	25,728
Omega Healthcare Investors, Inc. (REIT)	785	30,654
Welltower, Inc. (REIT)	381	58,137

		201,521

Hotel & Resort REITs (0.1%)
Invincible Investment Corp. (REIT)	58	23,933
Summit Hotel Properties, Inc. (REIT)	4,100	16,687

		40,620

Industrial REITs (0.2%)
Americold Realty Trust, Inc. (REIT)	1,419	27,443
First Industrial Realty Trust, Inc. (REIT)	520	24,742
Goodman Group (REIT)	341	6,548
Industrial & Infrastructure Fund Investment Corp. (REIT)	30	24,507
Plymouth Industrial REIT, Inc. (REIT)	685	10,186
Prologis, Inc. (REIT)	768	78,490
Warehouses De Pauw CVA (REIT)*	289	7,360

		179,276

Office REITs (0.1%)
COPT Defense Properties (REIT)	416	10,862
Nippon Building Fund, Inc. (REIT)	24	22,257
Orix JREIT, Inc. (REIT)	21	26,408

		59,527

Real Estate Management & Development (0.4%)
Advancetek Enterprise Co. Ltd.	2,736	6,159
Azrieli Group Ltd.	356	25,905
CK Asset Holdings Ltd.	7,100	29,066
Daiwa House Industry Co. Ltd.	2,800	100,951
Howard Hughes Holdings, Inc.*	35	2,329
Hulic Co. Ltd.	1,900	19,807
International Workplace Group plc	10,817	26,655
Multiplan Empreendimentos Imobiliarios SA*	2,000	9,050
Onewo, Inc., Class H	2,700	7,467
Poly Property Services Co. Ltd., Class H (m)	2,263	9,031
PSP Swiss Property AG (Registered)	166	29,545
Sirius Real Estate Ltd. (REIT)	22,072	27,194
Starts Corp., Inc.	700	18,996
Sun Hung Kai Properties Ltd.	500	4,748
Sunac Services Holdings Ltd. (m)	35,127	8,334
UOL Group Ltd.	5,900	26,065

		351,302

Residential REITs (0.2%)
American Homes 4 Rent (REIT), Class A	860	32,155
AvalonBay Communities, Inc. (REIT)	287	60,264
Boardwalk REIT (REIT)	450	21,221
Centerspace (REIT)	376	22,695
Ingenia Communities Group (REIT)	677	2,407
UMH Properties, Inc. (REIT)	1,485	26,240

		164,982

Retail REITs (0.3%)
CBL & Associates Properties, Inc. (REIT)	829	19,456
Frontier Real Estate Investment Corp. (REIT)	43	23,849
Getty Realty Corp. (REIT)	829	23,204
NNN REIT, Inc. (REIT)	701	28,818
Phillips Edison & Co., Inc. (REIT)	734	25,470
Realty Income Corp. (REIT)	631	36,510
Tanger, Inc. (REIT)	796	25,082
Whitestone REIT (REIT)	1,721	22,442

		204,831

Specialized REITs (0.4%)
Equinix, Inc. (REIT)	135	116,201
Iron Mountain, Inc. (REIT)	425	38,110
Keppel DC REIT (REIT)	16,585	27,428
Lamar Advertising Co. (REIT), Class A	267	30,387
Millrose Properties, Inc. (REIT)	218	5,459
National Storage REIT (REIT)	17,474	25,744
Public Storage (REIT)	142	42,661
Safestore Holdings plc (REIT)	2,238	18,775

		304,765

Total Real Estate		1,513,578

Utilities (1.7%)
Electric Utilities (1.3%)
American Electric Power Co., Inc.	1,599	173,236
Duke Energy Corp.	1,215	148,254
Entergy Corp.	871	72,441
Eversource Energy	647	38,484
Fortis, Inc.	2,100	103,995
Hydro One Ltd. (m)	2,500	96,184
Iberdrola SA	10,266	184,856
NextEra Energy, Inc.	3,056	204,385

		1,021,835

Multi-Utilities (0.4%)
DTE Energy Co.	519	71,103
National Grid plc	7,249	104,626
Sempra	1,141	84,742

		260,471

Water Utilities (0.0%)†
Cia de Saneamento de Minas Gerais Copasa MG	1,100	4,150

Total Utilities		1,286,456

Total Common Stocks (39.5%) (Cost $31,142,806)		30,645,141

EXCHANGE TRADED FUNDS (ETF):
Equity (0.3%)
iShares MSCI India Small-Cap ETF (x) (Cost $268,382)	3,264	226,946

SHORT-TERM INVESTMENTS:
Investment Companies (1.4%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	1,074,892	1,074,892

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (7.0%)
U.S. Treasury Bills 4.17%, 7/15/25 (p)	$5,550,000	$5,501,554

Total Short-Term Investments (8.4%) (Cost $6,576,225)		6,576,446

Total Investments in Securities (100.3%) (Cost $78,528,486)		78,025,512
Other Assets Less Liabilities (-0.3%)		(270,881)

Net Assets (100%)		$77,754,631

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2025, the market value of these securities amounted to $20,404,779 or 26.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2025, the market value or fair value, as applicable, of these securities amounted to $1,614,530 or 2.1% of net assets.

(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(s)	All, or a portion of security held by broker as collateral for option contracts, with a total collateral value of $4,030,743.
(x)	All or a portion of security is on loan at April 30, 2025.
(xx)

At April 30, 2025, the Fund had loaned securities with a total value of $1,176,377. This was collateralized by $142,384 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 6/30/25 – 2/15/55 and by cash of $1,074,892 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of April 30, 2025.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHF	— Swiss Franc
CLO	— Collateralized Loan Obligation
CVA	— Dutch Certification
ICE	— Intercontinental Exchange
ICE IBA	— ICE Benchmark Administration Limited
NOK	— Norwegian Krone
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
TRY	— Turkish Lira
USD	— United States Dollar
UYU	— Uruguayan Peso

Country Diversification As a Percentage of Total Net Assets
Argentina	0.6%
Australia	1.3
Belgium	0.0	#
Brazil	1.0
Canada	2.1
Cayman Islands	1.5
China	0.1
France	2.8
Germany	1.4
Guatemala	0.3
Hong Kong	0.1
Ireland	0.3
Israel	0.0	#
Italy	0.8
Japan	2.2
Malaysia	0.0	#
Mexico	0.3
Netherlands	0.2
Norway	0.5
Poland	0.0	#
Saudi Arabia	0.3
Singapore	0.3
South Africa	0.1
South Korea	0.2
Spain	1.4
Sweden	0.2
Switzerland	2.0
Taiwan	0.3
Turkiye	0.6
United Kingdom	3.1
United States	75.8
Uruguay	0.5
Cash and Other	(0.3)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

Written Call Options Contracts as of April 30, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	18	USD (1,800)	USD 5,275.00	5/16/2025	(461,880)

Total Written Options Contracts (Premiums Received ($317,573))						(461,880)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,376,648	$—	$1,376,648
Common Stocks
Communication Services	2,237,501	368,427	—	2,605,928
Consumer Discretionary	2,333,297	1,051,624	—	3,384,921
Consumer Staples	2,780,595	1,276,771	—	4,057,366
Energy	2,059,092	251,310	—	2,310,402
Financials	2,686,569	1,364,627	—	4,051,196
Health Care	2,666,327	967,474	—	3,633,801
Industrials	1,703,606	1,003,645	—	2,707,251
Information Technology	3,929,525	236,943	—	4,166,468
Materials	481,891	445,883	—	927,774
Real Estate	958,980	554,598	—	1,513,578
Utilities	996,974	289,482	—	1,286,456
Convertible Bonds
Industrials	—	59,413	—	59,413
Corporate Bonds
Communication Services	—	3,005,079	—	3,005,079
Consumer Discretionary	—	3,305,007	—	3,305,007
Consumer Staples	—	882,339	—	882,339
Energy	—	2,374,243	—	2,374,243
Financials	—	10,486,992	—	10,486,992
Health Care	—	698,070	—	698,070
Industrials	—	3,172,128	—	3,172,128
Information Technology	—	2,056,258	—	2,056,258
Materials	—	1,249,085	—	1,249,085
Real Estate	—	624,739	—	624,739
Utilities	—	2,381,319	—	2,381,319
Exchange Traded Fund	226,946	—	—	226,946
Foreign Government Securities	—	2,890,592	—	2,890,592
Short-Term Investments
Investment Company	1,074,892	—	—	1,074,892
U.S. Treasury Obligation	—	5,501,554	—	5,501,554
U.S. Treasury Obligations	—	6,015,067	—	6,015,067

Total Assets	$24,136,195	$53,889,317	$—	$78,025,512

Liabilities:
Options Written
Call Options Written	$(461,880)	$—	$—	$(461,880)

Total Liabilities	$(461,880)	$—	$—	$(461,880)

Total	$23,674,315	$53,889,317	$—	$77,563,632

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(461,880)

Total		$(461,880)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Total
Equity contracts	$981,864	$981,864

Total	$981,864	$981,864

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Total
Equity contracts	$(317,592)	$(317,592)

Total	$(317,592)	$(317,592)

^ The Fund held option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Options
Average value of option contracts written	$230,000

Investment security transactions for the six months ended April 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$74,767,377
Long-term U.S. government debt securities	7,484,632

$82,252,009

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$76,030,791
Long-term U.S. government debt securities	3,890,638

$79,921,429

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,231,597
Aggregate gross unrealized depreciation	(3,476,489)

Net unrealized depreciation	$(1,244,892)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$78,808,524

For the six months ended April 30, 2025, the Fund incurred approximately $20 as brokerage commissions with Bernstein Institutional Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $78,528,486)	$78,025,512
Cash	1,443,379
Foreign cash (Cost $85,598)	86,244
Receivable for securities sold	1,198,441
Dividends, interest and other receivables	656,689
Receivable for Fund shares sold	49,898
Prepaid registration and filing fees	26,052
Securities lending income receivable	1,496
Other assets	20,139

Total assets	81,507,850

LIABILITIES
Payable for securities purchased	1,724,696
Payable for return of collateral on securities loaned	1,074,892
Options written, at value (Premiums received $317,573)	461,880
Due to broker	250,272
Dividends and distributions payable	147,943
Payable for Fund shares repurchased	15,912
Administrative fees payable	9,417
Transfer agent fees payable	6,260
Investment advisory fees payable	4,093
Distribution fees payable – Class A	1,008
Trustees’ fees payable	135
Distribution fees payable – Class R	94
Accrued expenses	56,617

Total liabilities	3,753,219

Commitments and contingent liabilities^
NET ASSETS	$77,754,631

Net assets were comprised of:
Paid in capital	$78,431,821
Total distributable earnings (loss)	(677,190)

Net assets	$77,754,631

Class A
Net asset value and redemption price per share, $4,989,345 / 488,896 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.21
Maximum sales charge (4.50% of offering price)	0.48

Maximum offering price per share	$10.69

Class I
Net asset value, offering and redemption price per share, $72,533,231 / 7,099,867 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.22

Class R
Net asset value, offering and redemption price per share, $232,055 / 22,758 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.20

(x)	Includes value of securities on loan of $1,176,377.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest (net of $33,858 foreign withholding tax)	$1,392,548
Dividends (net of $18,746 foreign withholding tax)	409,071
Securities lending (net)	12,430

Total income	1,814,049

EXPENSES
Investment advisory fees	242,342
Administrative fees	55,926
Transfer agent fees	46,380
Professional fees	44,671
Custodian fees	31,736
Registration and filing fees	17,605
Printing and mailing expenses	15,016
Licensing fees	14,867
Distribution fees – Class A	6,461
Trustees’ fees	1,231
Distribution fees – Class R	564
Miscellaneous	16,703

Gross expenses	493,502
Less: Waiver from investment adviser	(188,308)

Net expenses	305,194

NET INVESTMENT INCOME (LOSS)	1,508,855

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	2,657,802
Net distributions of realized gain received from underlying funds	29,182
Foreign currency transactions	(74,695)
Options written	981,864

Net realized gain (loss)	3,594,153

Change in unrealized appreciation (depreciation) on:
Investments in securities	(4,055,199)
Foreign currency translations	4,824
Options written	(317,592)

Net change in unrealized appreciation (depreciation)	(4,367,967)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(773,814)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$735,041

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,508,855	$2,719,265
Net realized gain (loss)	3,594,153	1,684,877
Net change in unrealized appreciation (depreciation)	(4,367,967)	4,796,971

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	735,041	9,201,113

Distributions to shareholders:
Class A	(383,973)	(267,367)
Class I	(5,066,074)	(3,098,457)
Class R	(15,596)	(9,496)

Total distributions to shareholders	(5,465,643)	(3,375,320)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 68,663 and 149,459 shares, respectively ]	723,935	1,567,603
Capital shares issued in reinvestment of dividends [ 35,281 and 24,746 shares, respectively ]	366,789	259,660
Capital shares repurchased [ (95,544) and (172,778) shares, respectively ]	(984,968)	(1,815,861)

Total Class A transactions	105,756	11,402

Class I
Capital shares sold [ 980,539 and 1,735,979 shares, respectively ]	10,243,089	18,401,348
Capital shares issued in reinvestment of dividends [ 168,451 and 62,355 shares, respectively ]	1,752,240	663,366
Capital shares repurchased [ (310,571) and (358,005) shares, respectively ]	(3,157,508)	(3,817,026)

Total Class I transactions	8,837,821	15,247,688

Class R
Capital shares sold [ 1,709 and 2,847 shares, respectively ]	17,682	30,001
Capital shares issued in reinvestment of dividends [ 762 and 407 shares, respectively ]	7,918	4,284
Capital shares repurchased [ (22) and (46) shares, respectively ]	(226)	(496)

Total Class R transactions	25,374	33,789

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,968,951	15,292,879

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,238,349	21,118,672
NET ASSETS:
Beginning of period	73,516,282	52,397,610

End of period	$77,754,631	$73,516,282

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class A			2024	2023	2022		2021		2020
Net asset value, beginning of period	$10.86		$9.85	$9.94	$12.54		$11.47		$11.23

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.20		0.43	0.46	0.16		0.07		0.12
Net realized and unrealized gain (loss)	(0.09)		1.13	0.10	(1.46)		1.91		0.70

Total from investment operations	0.11		1.56	0.56	(1.30)		1.98		0.82

Less distributions:
Dividends from net investment income	(0.19)		(0.41)	(0.45)	(0.24)		(0.12)		(0.18)
Distributions from net realized gains	(0.57)		(0.14)	(0.20)	(1.06)		(0.79)		(0.40)

Total dividends and distributions	(0.76)		(0.55)	(0.65)	(1.30)		(0.91)		(0.58)

Net asset value, end of period	$10.21		$10.86	$9.85	$9.94		$12.54		$11.47

Total return (b)	1.04%		16.13%	5.53%	(11.35)%		18.12%		7.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,989		$5,219	$4,717	$4,469		$5,104		$3,520
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.14	%(j)	1.16	%(k)	1.16	%(k)
Before waivers (a)(f)	1.55%		1.60%	1.58%	1.68%		1.48%		1.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.80%		4.04%	4.55%	1.52	%(x)	0.59	%(x)	1.05	%(x)
Before waivers (a)(f)	3.30%		3.49%	4.01%	0.98	%(x)	0.28	%(x)	0.60	%(x)
Portfolio turnover rate^	111	%(z)	136%	202%	255	%*	106%		131%

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class I			2024	2023	2022		2021		2020
Net asset value, beginning of period	$10.87		$9.86	$9.95	$12.57		$11.49		$11.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.21		0.45	0.49	0.18		0.10		0.15
Net realized and unrealized gain (loss)	(0.08)		1.14	0.09	(1.45)		1.92		0.70

Total from investment operations	0.13		1.59	0.58	(1.27)		2.02		0.85

Less distributions:
Dividends from net investment income	(0.21)		(0.44)	(0.47)	(0.29)		(0.15)		(0.21)
Distributions from net realized gains	(0.57)		(0.14)	(0.20)	(1.06)		(0.79)		(0.40)

Total dividends and distributions	(0.78)		(0.58)	(0.67)	(1.35)		(0.94)		(0.61)

Net asset value, end of period	$10.22		$10.87	$9.86	$9.95		$12.57		$11.49

Total return (b)	1.16%		16.40%	5.77%	(11.10)%		18.47%		7.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$72,533		$68,077	$47,512	$46,354		$70,007		$62,303
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80%	0.89	%(j)	0.91	%(k)	0.91	%(k)
Before waivers (a)(f)	1.31%		1.36%	1.33%	1.40%		1.23%		1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.07%		4.28%	4.80%	1.66	%(x)	0.85	%(x)	1.35	%(x)
Before waivers (a)(f)	3.56%		3.71%	4.27%	1.15	%(x)	0.53	%(x)	0.89	%(x)
Portfolio turnover rate^	111	%(z)	136%	202%	255	%*	106%		131%

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class R			2024	2023	2022		2021		2020
Net asset value, beginning of period	$10.85		$9.84	$9.94	$12.51		$11.44		$11.21

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18		0.40	0.44	0.13		0.04		0.09
Net realized and unrealized gain (loss)	(0.08)		1.14	0.08	(1.45)		1.92		0.70

Total from investment operations	0.10		1.54	0.52	(1.32)		1.96		0.79

Less distributions:
Dividends from net investment income	(0.18)		(0.39)	(0.42)	(0.19)		(0.10)		(0.16)
Distributions from net realized gains	(0.57)		(0.14)	(0.20)	(1.06)		(0.79)		(0.40)

Total dividends and distributions	(0.75)		(0.53)	(0.62)	(1.25)		(0.89)		(0.56)

Net asset value, end of period	$10.20		$10.85	$9.84	$9.94		$12.51		$11.44

Total return (b)	0.91%		15.86%	5.18%	(11.52)%		17.87%		7.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$232		$220	$168	$168		$199		$179
Ratio of expenses to average net assets:
After waivers (a)(f)	1.30%		1.30%	1.30%	1.39	%(j)	1.41	%(k)	1.41	%(k)
Before waivers (a)(f)	1.81%		1.86%	1.83%	1.93%		1.73%		1.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.57%		3.78%	4.30%	1.26	%(x)	0.35	%(x)	0.84	%(x)
Before waivers (a)(f)	3.06%		3.22%	3.77%	0.72	%(x)	0.03	%(x)	0.39	%(x)
Portfolio turnover rate^	111	%(z)	136%	202%	255	%*	106%		131%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class A, 0.92% for Class I and 1.42% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class A, 0.95% for Class I and 1.45% for Class R.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (27.4%)
iMGP DBi Managed Futures Strategy ETF	88,890	$2,245,361
NYLI Merger Arbitrage ETF*	89,770	3,101,554

Total Alternatives		5,346,915

Commodity (16.8%)
Invesco DB Agriculture Fund	30,740	824,139
Invesco DB Energy Fund	46,750	793,773
Invesco DB Precious Metals Fund	22,750	1,673,490

Total Commodity		3,291,402

Equity (25.5%)
iShares Core U.S. REIT ETF	21,720	1,215,017
JPMorgan Equity Premium Income ETF	29,700	1,651,023
JPMorgan Nasdaq Equity Premium Income ETF (x)	17,090	877,400
Vanguard Global ex-U.S. Real Estate ETF	29,150	1,250,535

Total Equity		4,993,975

Fixed Income (29.3%)
iShares Convertible Bond ETF	35,030	2,969,143
Vanguard Short-Term Inflation-Protected Securities ETF	55,090	2,766,069

Total Fixed Income		5,735,212

Total Investments in Securities (99.0%) (Cost $18,465,036)		19,367,504
Other Assets Less Liabilities (1.0%)		196,519

Net Assets (100%)		$19,564,023

*	Non-income producing.
(x)

All or a portion of security is on loan at April 30, 2025, the Fund had loaned securities with a total value of $292,638. This was collateralized by $303,782 of various U.S. Government Treasury Securities, ranging from 0.125% - 6.250%, maturing 10/15/25 - 8/15/49.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$19,367,504	$—	$—	$19,367,504

Total Assets	$19,367,504	$—	$—	$19,367,504

Total Liabilities	$—	$—	$—	$—

Total	$19,367,504	$—	$—	$19,367,504

The Fund held no derivatives contracts during the six months ended April 30, 2025.

Investment security transactions for the six months ended April 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,673,649
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,454,073

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,193,231
Aggregate gross unrealized depreciation	(627,147)

Net unrealized appreciation	$566,084

Federal income tax cost of investments in securities and derivative instruments, if applicable	$18,801,420

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $18,465,036)	$19,367,504
Cash	170,978
Receivable for Fund shares sold	34,115
Prepaid registration and filing fees	15,186
Dividends, interest and other receivables	556
Securities lending income receivable	258
Other assets	1,969

Total assets	19,590,566

LIABILITIES
Transfer agent fees payable	3,304
Administrative fees payable	1,210
Payable for Fund shares repurchased	95
Distribution fees payable - Class R	65
Distribution fees payable - Class A	62
Trustees’ fees payable	20
Accrued expenses	21,787

Total liabilities	26,543

Commitments and contingent liabilities^
NET ASSETS	$19,564,023

Net assets were comprised of:
Paid in capital	$20,264,885
Total distributable earnings (loss)	(700,862)

Net assets	$19,564,023

Class A
Net asset value and redemption price per share, $301,659 / 31,544 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.56
Maximum sales charge (5.50% of offering price)	0.56

Maximum offering price per share	$10.12

Class I
Net asset value, offering and redemption price per share, $19,102,349 / 1,995,591 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.57

Class R
Net asset value, offering and redemption price per share, $160,015 / 16,812 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.52

(x)	Includes value of securities on loan of $292,638.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$332,265
Interest	3,079
Securities lending (net)	1,126

Total income	336,470

EXPENSES
Investment advisory fees	44,015
Professional fees	22,885
Transfer agent fees	15,916
Registration and filing fees	15,708
Administrative fees	13,205
Printing and mailing expenses	7,448
Custodian fees	2,076
Distribution fees - Class R	398
Distribution fees - Class A	384
Trustees’ fees	285
Miscellaneous	4,403

Gross expenses	126,723
Less: Waiver from investment adviser	(51,117)

Net expenses	75,606

NET INVESTMENT INCOME (LOSS)	260,864

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	116,582
Net change in unrealized appreciation (depreciation) on investments in securities	(71,058)

NET REALIZED AND UNREALIZED GAIN (LOSS)	45,524

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$306,388

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$260,864	$385,153
Net realized gain (loss)	116,582	(304,110)
Net change in unrealized appreciation (depreciation)	(71,058)	1,843,854

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	306,388	1,924,897

Distributions to shareholders:
Class A	(4,079)	(10,432)
Class I	(253,077)	(455,086)
Class R	(1,705)	(3,389)

Total distributions to shareholders	(258,861)	(468,907)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 10 and 1,160 shares, respectively ]	95	10,596
Capital shares issued in reinvestment of dividends [ 297 and 884 shares, respectively ]	2,833	7,704
Capital shares repurchased [ (1,748) and (7,754) shares, respectively ]	(16,521)	(70,366)

Total Class A transactions	(13,593)	(52,066)

Class I
Capital shares sold [ 496,661 and 294,087 shares, respectively ]	4,738,734	2,670,112
Capital shares issued in reinvestment of dividends [ 11,370 and 19,063 shares, respectively ]	108,361	166,229
Capital shares repurchased [ (178,892) and (189,080) shares, respectively ]	(1,706,331)	(1,693,723)

Total Class I transactions	3,140,764	1,142,618

Class R
Capital shares sold [ 678 and 3,216 shares, respectively ]	6,441	29,875
Capital shares issued in reinvestment of dividends [ 73 and 101 shares, respectively ]	689	879
Capital shares repurchased [ (656) and (52) shares, respectively ]	(6,187)	(474)

Total Class R transactions	943	30,280

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,128,114	1,120,832

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,175,641	2,576,822
NET ASSETS:
Beginning of period	16,388,382	13,811,560

End of period	$19,564,023	$16,388,382

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class A			2024	2023	2022	2021		2020
Net asset value, beginning of period	$9.53		$8.65	$8.74	$11.27	$9.92		$10.32

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.22	0.09	0.15	0.26		0.10
Net realized and unrealized gain (loss)	0.01		0.93	0.04	(1.65)	1.15		(0.30)

Total from investment operations	0.15		1.15	0.13	(1.50)	1.41		(0.20)

Less distributions:
Dividends from net investment income	(0.12)		(0.27)	(0.22)	(0.16)	(0.06)		(0.20)
Distributions from net realized gains	—		—	—	(0.87)	—		—

Total dividends and distributions	(0.12)		(0.27)	(0.22)	(1.03)	(0.06)		(0.20)

Net asset value, end of period	$9.56		$9.53	$8.65	$8.74	$11.27		$9.92

Total return (b)	1.63%		13.62%	1.48%	(14.28)%	14.24%		(2.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$302		$314	$335	$440	$670		$556
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%		1.10%	1.10%	1.10%	1.13	%(j)	1.06	%**(k)
Before waivers and reimbursements (a)(f)	1.68%		1.88%	2.01%	1.86%	1.78%		1.97%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.87%		2.42%	1.07%	1.55%	2.34	%(x)	1.03	%(x)
Before waivers and reimbursements (a)(f)	2.28%		1.64%	0.16%	0.79%	1.69	%(x)	0.12	%(x)
Portfolio turnover rate^	14	%(z)	34%	66%	26%	66%		15%

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class I			2024	2023	2022	2021		2020
Net asset value, beginning of period	$9.55		$8.66	$8.76	$11.29	$9.94		$10.34

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.24	0.11	0.17	0.27		0.13
Net realized and unrealized gain (loss)	0.03		0.94	0.03	(1.64)	1.16		(0.31)

Total from investment operations	0.17		1.18	0.14	(1.47)	1.43		(0.18)

Less distributions:
Dividends from net investment income	(0.15)		(0.29)	(0.24)	(0.19)	(0.08)		(0.22)
Distributions from net realized gains	—		—	—	(0.87)	—		—

Total dividends and distributions	(0.15)		(0.29)	(0.24)	(1.06)	(0.08)		(0.22)

Net asset value, end of period	$9.57		$9.55	$8.66	$8.76	$11.29		$9.94

Total return (b)	1.76%		14.00%	1.63%	(14.04)%	14.48%		(1.76)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,102		$15,916	$13,361	$12,070	$16,054		$13,776
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.85%	0.85%	0.85%	0.88	%(j)	0.81	%**(k)
Before waivers and reimbursements (a)(f)	1.43%		1.64%	1.78%	1.61%	1.53%		1.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.97%		2.59%	1.22%	1.75%	2.45	%(x)	1.36	%(x)
Before waivers and reimbursements (a)(f)	2.39%		1.80%	0.29%	0.99%	1.80	%(x)	0.46	%(x)
Portfolio turnover rate^	14	%(z)	34%	66%	26%	66%		15%

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class R			2024	2023	2022	2021		2020
Net asset value, beginning of period	$9.48		$8.60	$8.70	$11.21	$9.87		$10.27

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.19	0.07	0.12	0.21		0.06
Net realized and unrealized gain (loss)	0.02		0.94	0.03	(1.62)	1.16		(0.29)

Total from investment operations	0.14		1.13	0.10	(1.50)	1.37		(0.23)

Less distributions:
Dividends from net investment income	(0.10)		(0.25)	(0.20)	(0.14)	(0.03)		(0.17)
Distributions from net realized gains	—		—	—	(0.87)	—		—

Total dividends and distributions	(0.10)		(0.25)	(0.20)	(1.01)	(0.03)		(0.17)

Net asset value, end of period	$9.52		$9.48	$8.60	$8.70	$11.21		$9.87

Total return (b)	1.50%		13.42%	1.10%	(14.39)%	13.95%		(2.27)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$160		$158	$116	$131	$187		$136
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.35%		1.35%	1.35%	1.35%	1.38	%(j)	1.31	%**(k)
Before waivers and reimbursements (a)(f)	1.93%		2.14%	2.27%	2.11%	2.03%		2.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.58%		2.05%	0.77%	1.25%	1.96	%(x)	0.65	%(x)
Before waivers and reimbursements (a)(f)	2.00%		1.26%	(0.15)%	0.48%	1.31	%(x)	(0.26	)%(x)
Portfolio turnover rate^	14	%(z)	34%	66%	26%	66%		15%
**	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.60% for Class A, 1.35% for Class I and 1.85% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.66% for Class A, 1.41% for Class I and 1.91% for Class R.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (42.0%)
Invesco S&P 500 Low Volatility ETF	866	$63,071
Invesco S&P Emerging Markets Low Volatility ETF	76	1,899
Invesco S&P International Developed Low Volatility ETF	1,135	36,388
Invesco S&P MidCap Low Volatility ETF	593	35,592
Invesco S&P SmallCap Low Volatility ETF	231	10,330
iShares Core MSCI EAFE ETF	910	71,626
iShares Core MSCI Emerging Markets ETF	69	3,738
iShares Core S&P Total U.S. Stock Market ETF	1,578	190,922
iShares MSCI EAFE Min Vol Factor ETF	446	36,764
iShares MSCI Emerging Markets Min Vol Factor ETF	31	1,845
iShares MSCI USA Min Vol Factor ETF	691	63,945
SPDR SSGA US Small Cap Low Volatility Index ETF	85	10,120

Total Equity		526,240

Fixed Income (57.7%)
iShares Broad USD High Yield Corporate Bond ETF	1,310	47,946
iShares Core U.S. Aggregate Bond ETF	4,068	402,813
iShares TIPS Bond ETF	990	109,415
Vanguard Short-Term Bond ETF	1,294	101,941
Vanguard Total International Bond ETF	1,200	59,460

Total Fixed Income		721,575

Total Investments in Securities (99.7%) (Cost $1,143,553)		1,247,815
Other Assets Less Liabilities (0.3%)		4,246

Net Assets (100%)		$1,252,061

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$1,247,815	$—	$—	$1,247,815

Total Assets	$1,247,815	$—	$—	$1,247,815

Total Liabilities	$—	$—	$—	$—

Total	$1,247,815	$—	$—	$1,247,815

The Fund held no derivatives contracts during the six months ended April 30, 2025.

Investment security transactions for the six months ended April 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$41,501
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,199,259

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,742
Aggregate gross unrealized depreciation	(69,385)

Net unrealized appreciation	$36,357

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,211,458

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $1,143,553)	$1,247,815
Cash	8,338
Prepaid registration and filing fees	7,884
Receivable from investment adviser	2,524
Dividends, interest and other receivables	59
Other assets	1,621

Total assets	1,268,241

LIABILITIES
Accrued professional fees	12,193
Transfer agent fees payable	1,017
Trustees’ fees payable	63
Accrued expenses	2,907

Total liabilities	16,180

Commitments and contingent liabilities^

NET ASSETS	$1,252,061

Net assets were comprised of:
Paid in capital	$1,064,199
Total distributable earnings (loss)	187,862

Net assets	$1,252,061

Class I
Net asset value, offering and redemption price per share, $1,252,061 / 120,242 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.41

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$57,257
Interest	636
Securities lending (net)	63

Total income	57,956

EXPENSES
Registration and filing fees	17,415
Professional fees	9,096
Investment advisory fees	8,210
Printing and mailing expenses	7,083
Transfer agent fees	4,422
Administrative fees	2,463
Custodian fees	1,217
Trustees’ fees	63
Miscellaneous	2,334

Gross expenses	52,303
Less: Waiver from investment adviser	(10,673)
Reimbursement from investment adviser	(32,443)

Net expenses	9,187

NET INVESTMENT INCOME (LOSS)	48,769

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	142,390
Net change in unrealized appreciation (depreciation) on investments in securities	(85,903)

NET REALIZED AND UNREALIZED GAIN (LOSS)	56,487

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$105,256

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$48,769	$169,925
Net realized gain (loss)	142,390	185,590
Net change in unrealized appreciation (depreciation)	(85,903)	732,170

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	105,256	1,087,685

Distributions to shareholders:
Class I	(346,560)	(261,255)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 4,910 and 68,814 shares, respectively ]	51,745	710,608
Capital shares issued in reinvestment of dividends [ 25,285 and 21,409 shares, respectively ]	260,429	215,378
Capital shares repurchased [ (495,579) and (201,280) shares, respectively ]	(5,173,791)	(2,085,580)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,861,617)	(1,159,594)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,102,921)	(333,164)
NET ASSETS:
Beginning of period	6,354,982	6,688,146

End of period	$1,252,061	$6,354,982

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$10.85		$9.60		$10.33		$12.61		$11.30		$11.57

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.27		0.22		0.25		0.17		0.22
Net realized and unrealized gain (loss)	0.11		1.36		0.07		(1.91)		1.60		(0.10)

Total from investment operations	0.27		1.63		0.29		(1.66)		1.77		0.12

Less distributions:
Dividends from net investment income	(0.32)		(0.25)		(0.27)		(0.15)		(0.20)		(0.24)
Distributions from net realized gains	(0.39)		(0.13)		(0.75)		(0.47)		(0.26)		(0.15)

Total dividends and distributions	(0.71)		(0.38)		(1.02)		(0.62)		(0.46)		(0.39)

Net asset value, end of period	$10.41		$10.85		$9.60		$10.33		$12.61		$11.30

Total return (b)	2.62%		17.31%		2.52%		(13.85)%		15.99%		1.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,252		$6,355		$6,688		$7,905		$12,810		$12,168
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.56	%(j)	0.56	%(j)	0.55	%(j)	0.55	%(j)	0.54	%(j)	0.53	%**(j)
Before waivers and reimbursements (a)(f)	3.19%		2.42%		2.18%		1.86%		1.60%		1.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.97%		2.56%		2.21%		2.18%		1.38%		1.95%
Before waivers and reimbursements (a)(f)(x)	0.34%		0.70%		0.59%		0.87%		0.31%		0.56%
Portfolio turnover rate^	1	%(z)	7%		5%		13%		17%		32%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65%.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (53.3%)
Invesco S&P 500 Low Volatility ETF	116	$8,448
Invesco S&P Emerging Markets Low Volatility ETF	47	1,175
Invesco S&P International Developed Low Volatility ETF	145	4,649
Invesco S&P MidCap Low Volatility ETF	75	4,502
Invesco S&P SmallCap Low Volatility ETF	49	2,191
iShares Core MSCI EAFE ETF	119	9,366
iShares Core MSCI Emerging Markets ETF	43	2,329
iShares Core S&P Total U.S. Stock Market ETF	222	26,860
iShares MSCI EAFE Min Vol Factor ETF	55	4,534
iShares MSCI Emerging Markets Min Vol Factor ETF	18	1,071
iShares MSCI USA Min Vol Factor ETF	92	8,514
SPDR SSGA US Small Cap Low Volatility Index ETF	19	2,262

Total Equity		75,901

Fixed Income (49.1%)
iShares Broad USD High Yield Corporate Bond ETF	146	5,344
iShares Core U.S. Aggregate Bond ETF	425	42,083
iShares TIPS Bond ETF	95	10,499
Vanguard Short-Term Bond ETF	84	6,618
Vanguard Total International Bond ETF	108	5,351

Total Fixed Income		69,895

Total Investments in Securities (102.4%) (Cost $143,349)		145,796
Other Assets Less Liabilities (-2.4%)		(3,428)

Net Assets (100%)		$142,368

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$145,796	$—	$—	$145,796

Total Assets	$145,796	$—	$—	$145,796

Total Liabilities	$—	$—	$—	$—

Total	$145,796	$—	$—	$145,796

The Fund held no derivatives contracts during the six months ended April 30, 2025.

Investment security transactions for the six months ended April 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$220,678
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$17,190,030

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,616
Aggregate gross unrealized depreciation	(210,472)

Net unrealized depreciation	$(206,856)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$352,652

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $143,349)	$145,796
Cash	3,715
Prepaid registration and filing fees	8,083
Receivable from investment adviser	1,580
Dividends, interest and other receivables	11
Other assets	267

Total assets	159,452

LIABILITIES
Accrued professional fees	12,814
Accrued filing fees	1,728
Transfer agent fees payable	1,019
Trustees’ fees payable	94
Accrued expenses	1,429

Total liabilities	17,084

Commitments and contingent liabilities^

NET ASSETS	$142,368

Net assets were comprised of:
Paid in capital	$(1,001,864)
Total distributable earnings (loss)	1,144,232

Net assets	$142,368

Class I
Net asset value, offering and redemption price per share, $142,368 / 12,384 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.50

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$143,882
Interest	658
Securities lending (net)	170

Total income	144,710

EXPENSES
Investment advisory fees	19,604
Registration and filing fees	18,011
Professional fees	9,906
Printing and mailing expenses	6,757
Administrative fees	5,882
Transfer agent fees	5,401
Custodian fees	1,476
Trustees’ fees	159
Miscellaneous	2,816

Gross expenses	70,012
Less: Waiver from investment adviser	(25,486)
Reimbursement from investment adviser	(22,887)

Net expenses	21,639

NET INVESTMENT INCOME (LOSS)	123,071

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,346,090
Net change in unrealized appreciation (depreciation) on investments in securities	(1,192,951)

NET REALIZED AND UNREALIZED GAIN (LOSS)	153,139

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$276,210

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$123,071	$397,684
Net realized gain (loss)	1,346,090	445,972
Net change in unrealized appreciation (depreciation)	(1,192,951)	2,023,444

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	276,210	2,867,100

Distributions to shareholders:
Class I	(882,517)	(673,799)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 24,999 and 439,009 shares, respectively ]	285,358	4,841,457
Capital shares issued in reinvestment of dividends [ 78,045 and 62,574 shares, respectively ]	881,911	673,299
Capital shares repurchased [ (1,535,773) and (503,345) shares, respectively ]	(17,396,280)	(5,597,497)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(16,229,011)	(82,741)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,835,318)	2,110,560
NET ASSETS:
Beginning of period	16,977,686	14,867,126

End of period	$142,368	$16,977,686

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class I			2024		2023		2022		2021		2020
Net asset value, beginning of period	$11.75		$10.28		$10.68		$13.13		$11.42		$11.81

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18		0.27		0.22		0.23		0.17		0.21
Net realized and unrealized gain (loss)	0.23		1.67		0.11		(2.00)		1.96		(0.15)

Total from investment operations	0.41		1.94		0.33		(1.77)		2.13		0.06

Less distributions:
Dividends from net investment income	(0.30)		(0.25)		(0.25)		(0.17)		(0.20)		(0.23)
Distributions from net realized gains	(0.36)		(0.22)		(0.48)		(0.51)		(0.22)		(0.22)

Total dividends and distributions	(0.66)		(0.47)		(0.73)		(0.68)		(0.42)		(0.45)

Net asset value, end of period	$11.50		$11.75		$10.28		$10.68		$13.13		$11.42

Total return (b)	3.60%		19.26%		2.94%		(14.20)%		19.05%		0.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$142		$16,978		$14,867		$16,597		$23,581		$20,456
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(j)	0.55	%(j)	0.55	%(j)	0.55	%(j)	0.54	%(j)	0.54	%**(j)
Before waivers and reimbursements (a)(f)	1.79%		1.33%		1.35%		1.26%		1.18%		1.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	3.14%		2.42%		2.11%		2.00%		1.33%		1.88%
Before waivers and reimbursements (a)(f)(x)	1.91%		1.63%		1.31%		1.29%		0.68%		0.99%
Portfolio turnover rate^	3	%(z)	23%		12%		7%		17%		34%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (61.3%)
Invesco S&P 500 Low Volatility ETF	1,526	$111,139
Invesco S&P Emerging Markets Low Volatility ETF	614	15,344
Invesco S&P International Developed Low Volatility ETF	2,085	66,845
Invesco S&P MidCap Low Volatility ETF	1,016	60,980
Invesco S&P SmallCap Low Volatility ETF	620	27,726
iShares Core MSCI EAFE ETF	1,649	129,793
iShares Core MSCI Emerging Markets ETF	553	29,956
iShares Core S&P Total U.S. Stock Market ETF	2,853	345,185
iShares MSCI EAFE Min Vol Factor ETF	810	66,768
iShares MSCI Emerging Markets Min Vol Factor ETF	252	14,997
iShares MSCI USA Min Vol Factor ETF	1,223	113,176
SPDR SSGA US Small Cap Low Volatility Index ETF	227	27,026

Total Equity		1,008,935

Fixed Income (37.8%)
iShares Broad USD High Yield Corporate Bond ETF	704	25,766
iShares Core U.S. Aggregate Bond ETF	4,475	443,114
iShares TIPS Bond ETF	851	94,053
Vanguard Short-Term Bond ETF	424	33,403
Vanguard Total International Bond ETF	537	26,608

Total Fixed Income		622,944

Total Investments in Securities (99.1%) (Cost $1,552,857)		1,631,879
Other Assets Less Liabilities (0.9%)		14,450

Net Assets (100%)		$1,646,329

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$1,631,879	$—	$—	$1,631,879

Total Assets	$1,631,879	$—	$—	$1,631,879

Total Liabilities	$—	$—	$—	$—

Total	$1,631,879	$—	$—	$1,631,879

The Fund held no derivatives contracts during the six months ended April 30, 2025.

Investment security transactions for the six months ended April 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$191,600
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,248,667

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,317
Aggregate gross unrealized depreciation	(111,228)

Net unrealized depreciation	$(31,911)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,663,790

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $1,552,857)	$1,631,879
Cash	19,064
Prepaid registration and filing fees	7,994
Receivable from investment adviser	2,148
Dividends, interest and other receivables	89
Other assets	1,721

Total assets	1,662,895

LIABILITIES
Accrued professional fees	12,373
Transfer agent fees payable	1,043
Accrued expenses	3,150

Total liabilities	16,566

Commitments and contingent liabilities^
NET ASSETS	$1,646,329

Net assets were comprised of:
Paid in capital	$784,949
Total distributable earnings (loss)	861,380

Net assets	$1,646,329

Class I
Net asset value, offering and redemption price per share, $1,646,329 / 132,377 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.44

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$108,411
Interest	982
Securities lending (net)	170

Total income	109,563

EXPENSES
Registration and filing fees	17,698
Investment advisory fees	16,497
Professional fees	9,651
Printing and mailing expenses	6,626
Transfer agent fees	5,347
Administrative fees	4,949
Custodian fees	1,235
Trustees’ fees	128
Miscellaneous	2,928

Gross expenses	65,059
Less: Waiver from investment adviser	(21,446)
Reimbursement from investment adviser	(25,545)

Net expenses	18,068

NET INVESTMENT INCOME (LOSS)	91,495

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	883,975
Net change in unrealized appreciation (depreciation) on investments in securities	(738,799)

NET REALIZED AND UNREALIZED GAIN (LOSS)	145,176

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$236,671

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$91,495	$236,158
Net realized gain (loss)	883,975	82,578
Net change in unrealized appreciation (depreciation)	(738,799)	1,650,665

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	236,671	1,969,401

Distributions to shareholders:
Class I	(383,592)	(271,641)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 21,552 and 287,043 shares, respectively ]	266,933	3,377,486
Capital shares issued in reinvestment of dividends [ 27,078 and 20,470 shares, respectively ]	334,407	232,125
Capital shares repurchased [ (924,892) and (144,694) shares, respectively ]	(11,419,138)	(1,673,755)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,817,798)	1,935,856

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,964,719)	3,633,616
NET ASSETS:
Beginning of period	12,611,048	8,977,432

End of period	$1,646,329	$12,611,048

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$12.50		$10.61		$11.14		$13.31		$11.57		$11.89

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.17		0.25		0.22		0.24		0.16		0.22
Net realized and unrealized gain (loss)	0.17		1.97		0.16		(2.13)		2.30		(0.30)

Total from investment operations	0.34		2.22		0.38		(1.89)		2.46		(0.08)

Less distributions:
Dividends from net investment income	(0.26)		(0.23)		(0.25)		(0.14)		(0.20)		(0.21)
Distributions from net realized gains	(0.14)		(0.10)		(0.66)		(0.14)		(0.52)		(0.03)

Total dividends and distributions	(0.40)		(0.33)		(0.91)		(0.28)		(0.72)		(0.24)

Net asset value, end of period	$12.44		$12.50		$10.61		$11.14		$13.31		$11.57

Total return (b)	2.77%		21.18%		3.20%		(14.52)%		21.98%		(0.68)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,646		$12,611		$8,977		$8,528		$10,698		$5,682
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(j)	0.55	%(j)	0.55	%(j)	0.54	%(j)	0.54	%(j)	0.54	%**(j)
Before waivers and reimbursements (a)(f)	1.97%		1.69%		1.91%		1.85%		2.14%		2.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.77%		2.14%		1.99%		1.97%		1.24%		1.95%
Before waivers and reimbursements (a)(f)(x)	1.35%		1.00%		0.62%		0.66%		(0.36)%		(0.40)%
Portfolio turnover rate^	3	%(z)	9%		9%		30%		8%		38%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (69.6%)
Invesco S&P 500 Low Volatility ETF	1,855	$135,100
Invesco S&P Emerging Markets Low Volatility ETF	680	16,993
Invesco S&P International Developed Low Volatility ETF	2,444	78,355
Invesco S&P MidCap Low Volatility ETF	1,286	77,186
Invesco S&P SmallCap Low Volatility ETF	757	33,853
iShares Core MSCI EAFE ETF	1,983	156,082
iShares Core MSCI Emerging Markets ETF	638	34,560
iShares Core S&P Total U.S. Stock Market ETF	3,476	420,561
iShares MSCI EAFE Min Vol Factor ETF	957	78,885
iShares MSCI Emerging Markets Min Vol Factor ETF	309	18,389
iShares MSCI USA Min Vol Factor ETF	1,472	136,219
SPDR SSGA US Small Cap Low Volatility Index ETF	270	32,145

Total Equity		1,218,328

Fixed Income (28.6%)
iShares Core U.S. Aggregate Bond ETF	4,295	425,291
iShares TIPS Bond ETF	682	75,375

Total Fixed Income		500,666

Total Investments in Securities (98.2%) (Cost $1,619,091)		1,718,994
Other Assets Less Liabilities (1.8%)		31,893

Net Assets (100%)		$1,750,887

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$1,718,994	$—	$—	$1,718,994

Total Assets	$1,718,994	$—	$—	$1,718,994

Total Liabilities	$—	$—	$—	$—

Total	$1,718,994	$—	$—	$1,718,994

The Fund held no derivatives contracts during the six months ended April 30, 2025.

Investment security transactions for the six months ended April 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$584,233
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$14,839,397

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,903
Aggregate gross unrealized depreciation	(81,055)

Net unrealized appreciation	$18,848

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,700,146

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $1,619,091)	$1,718,994
Cash	36,167
Prepaid registration and filing fees	8,065
Receivable from investment adviser	3,207
Dividends, interest and other receivables	103
Other assets	1,097

Total assets	1,767,633

LIABILITIES
Accrued professional fees	12,538
Transfer agent fees payable	1,081
Trustees’ fees payable	10
Accrued expenses	3,117

Total liabilities	16,746

Commitments and contingent liabilities^

NET ASSETS	$1,750,887

Net assets were comprised of:
Paid in capital	$(534,490)
Total distributable earnings (loss)	2,285,377

Net assets	$1,750,887

Class I
Net asset value, offering and redemption price per share, $1,750,887 / 132,107 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.25

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$134,087
Interest	1,062
Securities lending (net)	95

Total income	135,244

EXPENSES
Investment advisory fees	20,759
Registration and filing fees	17,896
Professional fees	9,939
Printing and mailing expenses	6,761
Administrative fees	6,228
Transfer agent fees	5,872
Custodian fees	1,947
Trustees’ fees	164
Miscellaneous	3,291

Gross expenses	72,857
Less: Waiver from investment adviser	(26,987)
Reimbursement from investment adviser	(23,392)

Net expenses	22,478

NET INVESTMENT INCOME (LOSS)	112,766

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	2,260,412
Net change in unrealized appreciation (depreciation) on investments in securities	(2,077,577)

NET REALIZED AND UNREALIZED GAIN (LOSS)	182,835

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$295,601

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$112,766	$283,185
Net realized gain (loss)	2,260,412	56,747
Net change in unrealized appreciation (depreciation)	(2,077,577)	2,240,744

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	295,601	2,580,676

Distributions to shareholders:
Class I	(372,405)	(346,821)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 40,256 and 341,450 shares, respectively ]	529,943	4,153,540
Capital shares issued in reinvestment of dividends [ 25,441 and 25,362 shares, respectively ]	335,308	301,300
Capital shares repurchased [ (1,133,789) and (85,440) shares, respectively ]	(14,881,638)	(1,060,117)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,016,387)	3,394,723

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,093,191)	5,628,578
NET ASSETS:
Beginning of period	15,844,078	10,215,500

End of period	$1,750,887	$15,844,078

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class I			2024		2023		2022		2021		2020
Net asset value, beginning of period	$13.20		$11.12		$11.59		$13.71		$11.62		$12.03

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18		0.25		0.22		0.24		0.16		0.22
Net realized and unrealized gain (loss)	0.18		2.21		0.19		(2.20)		2.52		(0.32)

Total from investment operations	0.36		2.46		0.41		(1.96)		2.68		(0.10)

Less distributions:
Dividends from net investment income	(0.26)		(0.22)		(0.27)		(0.16)		(0.21)		(0.22)
Distributions from net realized gains	(0.05)		(0.16)		(0.61)		—		(0.38)		(0.09)

Total dividends and distributions	(0.31)		(0.38)		(0.88)		(0.16)		(0.59)		(0.31)

Net asset value, end of period	$13.25		$13.20		$11.12		$11.59		$13.71		$11.62

Total return (b)	2.75%		22.52%		3.42%		(14.46)%		23.70%		(0.87)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,751		$15,844		$10,216		$10,448		$14,195		$9,521
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.54	%(j)	0.54	%(j)	0.54	%(j)	0.54	%(j)	0.54	%**(j)
Before waivers and reimbursements (a)(f)	1.75%		1.45%		1.76%		1.60%		1.63%		2.17%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.72%		2.01%		1.92%		1.91%		1.23%		1.92%
Before waivers and reimbursements (a)(f)(x)	1.50%		1.11%		0.69%		0.85%		0.14%		0.28%
Portfolio turnover rate^	7	%(z)	2%		11%		10%		1%		40%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (74.6%)
Invesco S&P 500 Low Volatility ETF	4,056	$295,399
Invesco S&P Emerging Markets Low Volatility ETF	1,562	39,034
Invesco S&P International Developed Low Volatility ETF	5,575	178,735
Invesco S&P MidCap Low Volatility ETF	2,713	162,834
Invesco S&P SmallCap Low Volatility ETF	1,577	70,524
iShares Core MSCI EAFE ETF	4,376	344,435
iShares Core MSCI Emerging Markets ETF	1,407	76,217
iShares Core S&P Total U.S. Stock Market ETF	7,457	902,222
iShares MSCI EAFE Min Vol Factor ETF	2,161	178,131
iShares MSCI Emerging Markets Min Vol Factor ETF	641	38,146
iShares MSCI USA Min Vol Factor ETF	3,291	304,549

SPDR SSGA US Small Cap Low Volatility Index ETF	577	68,696

Total Equity		2,658,922

Fixed Income (24.0%)
iShares Core U.S. Aggregate Bond ETF	7,345	727,302
iShares TIPS Bond ETF	1,171	129,419

Total Fixed Income		856,721

Total Investments in Securities (98.6%) (Cost $3,086,805)		3,515,643
Other Assets Less Liabilities (1.4%)		51,213

Net Assets (100%)		$3,566,856

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,515,643	$—	$—	$3,515,643

Total Assets	$3,515,643	$—	$—	$3,515,643

Total Liabilities	$—	$—	$—	$—

Total	$3,515,643	$—	$—	$3,515,643

The Fund held no derivatives contracts during the six months ended April 30, 2025.

Investment security transactions for the six months ended April 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$212,226
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,636,471

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$399,455
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$399,455

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,116,188

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $3,086,805)	$3,515,643
Cash	54,971
Prepaid registration and filing fees	7,924
Receivable from investment adviser	2,035
Dividends, interest and other receivables	218
Other assets	2,472

Total assets	3,583,263

LIABILITIES
Transfer agent fees payable	1,054
Trustees’ fees payable	12
Accrued expenses	15,341

Total liabilities	16,407

Commitments and contingent liabilities^

NET ASSETS	$3,566,856

Net assets were comprised of:
Paid in capital	$2,380,707
Total distributable earnings (loss)	1,186,149

Net assets	$3,566,856

Class I
Net asset value, offering and redemption price per share, $3,566,856 / 257,809 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.84

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$76,655
Interest	1,377
Securities lending (net)	46

Total income	78,078

EXPENSES
Registration and filing fees	17,497
Investment advisory fees	13,908
Professional fees	9,401
Printing and mailing expenses	7,374
Transfer agent fees	5,056
Administrative fees	4,172
Custodian fees	1,234
Trustees’ fees	100
Miscellaneous	2,510

Gross expenses	61,252
Less: Waiver from investment adviser	(18,080)
Reimbursement from investment adviser	(28,171)

Net expenses	15,001

NET INVESTMENT INCOME (LOSS)	63,077

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	776,738
Net change in unrealized appreciation (depreciation) on investments in securities	(660,075)

NET REALIZED AND UNREALIZED GAIN (LOSS)	116,663

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$179,740

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$63,077	$152,672
Net realized gain (loss)	776,738	447,570
Net change in unrealized appreciation (depreciation)	(660,075)	970,563

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	179,740	1,570,805

Distributions to shareholders:
Class I	(616,113)	(190,060)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 16,100 and 134,971 shares, respectively ]	229,221	1,789,519
Capital shares issued in reinvestment of dividends [ 24,109 and 8,188 shares, respectively ]	332,948	106,859
Capital shares repurchased [ (320,584) and (157,441) shares, respectively ]	(4,417,719)	(2,116,075)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,855,550)	(219,697)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,291,923)	1,161,048
NET ASSETS:
Beginning of period	7,858,779	6,697,731

End of period	$3,566,856	$7,858,779

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$14.60		$12.12		$11.99		$14.32		$11.80		$12.05

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.28		0.24		0.25		0.17		0.23
Net realized and unrealized gain (loss)	0.21		2.53		0.21		(2.28)		2.82		(0.26)

Total from investment operations	0.37		2.81		0.45		(2.03)		2.99		(0.03)

Less distributions:
Dividends from net investment income	(0.28)		(0.23)		(0.26)		(0.16)		(0.22)		(0.21)
Distributions from net realized gains	(0.85)		(0.10)		(0.06)		(0.14)		(0.25)		(0.01)

Total dividends and distributions	(1.13)		(0.33)		(0.32)		(0.30)		(0.47)		(0.22)

Net asset value, end of period	$13.84		$14.60		$12.12		$11.99		$14.32		$11.80

Total return (b)	2.57%		23.53%		3.70%		(14.46)%		25.92%		(0.24)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,567		$7,859		$6,698		$6,003		$5,715		$4,185
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.54	%(j)	0.54	%(j)	0.54	%(j)	0.53	%(j)	0.53	%**(j)
Before waivers and reimbursements (a)(f)	2.20%		2.19%		2.48%		2.57%		3.05%		3.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.27%		2.01%		1.94%		1.91%		1.22%		1.93%
Before waivers and reimbursements (a)(f)(x)	0.61%		0.35%		—	%‡‡	(0.12)%		(1.29)%		(1.39)%
Portfolio turnover rate^	4	%(z)	19%		4%		2%		4%		20%
**	Includes tax expense of less than 0.005%.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (79.5%)
Invesco S&P 500 Low Volatility ETF	4,676	$340,553
Invesco S&P Emerging Markets Low Volatility ETF	1,768	44,182
Invesco S&P International Developed Low Volatility ETF	6,228	199,670
Invesco S&P MidCap Low Volatility ETF	3,053	183,241
Invesco S&P SmallCap Low Volatility ETF	1,785	79,825
iShares Core MSCI EAFE ETF	4,916	386,938
iShares Core MSCI Emerging Markets ETF	1,593	86,293
iShares Core S&P Total U.S. Stock Market ETF	8,501	1,028,536
iShares MSCI EAFE Min Vol Factor ETF	2,413	198,904
iShares MSCI Emerging Markets Min Vol Factor ETF	725	43,145
iShares MSCI USA Min Vol Factor ETF	3,806	352,207
SPDR SSGA US Small Cap Low Volatility Index ETF	654	77,864

Total Equity		3,021,358

Fixed Income (19.1%)
iShares Core U.S. Aggregate Bond ETF	6,223	616,201
iShares TIPS Bond ETF	992	109,636

Total Fixed Income		725,837

Total Investments in Securities (98.6%) (Cost $3,321,085)		3,747,195
Other Assets Less Liabilities (1.4%)		52,382

Net Assets (100%)		$3,799,577

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,747,195	$—	$—	$3,747,195

Total Assets	$3,747,195	$—	$—	$3,747,195

Total Liabilities	$—	$—	$—	$—

Total	$3,747,195	$—	$—	$3,747,195

The Fund held no derivatives contracts during the six months ended April 30, 2025.

Investment security transactions for the six months ended April 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$360,684
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,782,206

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$411,217
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$411,217

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,335,978

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $3,321,085)	$3,747,195
Cash	56,823
Prepaid registration and filing fees	7,999
Receivable from investment adviser	1,454
Dividends, interest and other receivables	223
Other assets	2,515

Total assets	3,816,209

LIABILITIES
Transfer agent fees payable	1,081
Trustees’ fees payable	18
Accrued expenses	15,533

Total liabilities	16,632

Commitments and contingent liabilities^
NET ASSETS	$3,799,577

Net assets were comprised of:
Paid in capital	$1,349,588
Total distributable earnings (loss)	2,449,989

Net assets	$3,799,577

Class I
Net asset value, offering and redemption price per share, $3,799,577 / 268,328 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.16

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$109,337
Interest	1,467
Securities lending (net)	109

Total income	110,913

EXPENSES
Investment advisory fees	19,428
Registration and filing fees	17,692
Professional fees	9,779
Printing and mailing expenses	6,815
Administrative fees	5,828
Transfer agent fees	5,510
Custodian fees	1,086
Trustees’ fees	144
Miscellaneous	3,028

Gross expenses	69,310
Less: Waiver from investment adviser	(25,256)
Reimbursement from investment adviser	(23,236)

Net expenses	20,818

NET INVESTMENT INCOME (LOSS)	90,095

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	2,027,569
Net change in unrealized appreciation (depreciation) on investments in securities	(1,829,690)

NET REALIZED AND UNREALIZED GAIN (LOSS)	197,879

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$287,974

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$90,095	$198,733
Net realized gain (loss)	2,027,569	24,533
Net change in unrealized appreciation (depreciation)	(1,829,690)	1,905,738

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	287,974	2,129,004

Distributions to shareholders:
Class I	(241,536)	(284,189)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 29,392 and 164,685 shares, respectively ]	414,340	2,170,899
Capital shares issued in reinvestment of dividends [ 12,077 and 14,756 shares, respectively ]	171,001	184,746
Capital shares repurchased [ (618,672) and (43,924) shares, respectively ]	(8,748,550)	(578,725)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,163,209)	1,776,920

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,116,771)	3,621,735
NET ASSETS:
Beginning of period	11,916,348	8,294,613

End of period	$3,799,577	$11,916,348

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class I			2024		2023		2022		2021		2020
Net asset value, beginning of period	$14.09		$11.68		$11.67		$14.46		$11.83		$12.18

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.25		0.22		0.24		0.16		0.23
Net realized and unrealized gain (loss)	0.19		2.56		0.24		(2.18)		3.03		(0.36)

Total from investment operations	0.35		2.81		0.46		(1.94)		3.19		(0.13)

Less distributions:
Dividends from net investment income	(0.25)		(0.22)		(0.26)		(0.18)		(0.23)		(0.22)
Distributions from net realized gains	(0.03)		(0.18)		(0.19)		(0.67)		(0.33)		—	#

Total dividends and distributions	(0.28)		(0.40)		(0.45)		(0.85)		(0.56)		(0.22)

Net asset value, end of period	$14.16		$14.09		$11.68		$11.67		$14.46		$11.83

Total return (b)	2.50%		24.47%		3.86%		(14.30)%		27.63%		(1.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,800		$11,916		$8,295		$7,584		$8,138		$6,625
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.54	%(j)	0.53	%(j)	0.53	%(j)	0.53	%**(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	1.78%		1.76%		2.13%		2.16%		2.18%		2.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.32%		1.90%		1.86%		1.90%		1.21%		1.92%
Before waivers and reimbursements (a)(f)(x)	1.07%		0.68%		0.26%		0.27%		(0.43)%		(0.33)%
Portfolio turnover rate^	5	%(z)	1%		10%		5%		18%		18%
**	Includes tax expense of less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (84.5%)
Invesco S&P 500 Low Volatility ETF	5,280	$384,542
Invesco S&P Emerging Markets Low Volatility ETF	1,964	49,080
Invesco S&P International Developed Low Volatility ETF	6,901	221,246
Invesco S&P MidCap Low Volatility ETF	3,374	202,507
Invesco S&P SmallCap Low Volatility ETF	1,982	88,635
iShares Core MSCI EAFE ETF	5,445	428,576
iShares Core MSCI Emerging Markets ETF	1,769	95,827
iShares Core S&P Total U.S. Stock Market ETF	9,444	1,142,630
iShares MSCI EAFE Min Vol Factor ETF	2,649	218,357
iShares MSCI Emerging Markets Min Vol Factor ETF	805	47,906
iShares MSCI USA Min Vol Factor ETF	4,301	398,015
SPDR SSGA US Small Cap Low Volatility Index ETF	726	86,436

Total Equity		3,363,757

Fixed Income (14.1%)
iShares Core U.S. Aggregate Bond ETF	4,826	477,870
iShares TIPS Bond ETF	769	84,990

Total Fixed Income		562,860

Total Investments in Securities (98.6%) (Cost $3,407,989)		3,926,617
Other Assets Less Liabilities (1.4%)		56,053

Net Assets (100%)		$3,982,670

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,926,617	$—	$—	$3,926,617

Total Assets	$3,926,617	$—	$—	$3,926,617

Total Liabilities	$—	$—	$—	$—

Total	$3,926,617	$—	$—	$3,926,617

The Fund held no derivatives contracts during the six months ended April 30, 2025.

Investment security transactions for the six months ended April 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$294,290
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,456,773

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$474,387
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$474,387

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,452,230

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $3,407,989)	$3,926,617
Cash	60,962
Prepaid registration and filing fees	7,979
Receivable from investment adviser	1,018
Dividends, interest and other receivables	226
Other assets	2,719

Total assets	3,999,521

LIABILITIES
Transfer agent fees payable	1,053
Trustees’ fees payable	19
Accrued expenses	15,779

Total liabilities	16,851

Commitments and contingent liabilities^
NET ASSETS	$3,982,670

Net assets were comprised of:
Paid in capital	$1,427,542
Total distributable earnings (loss)	2,555,128

Net assets	$3,982,670

Class I
Net asset value, offering and redemption price per share, $3,982,670 / 257,083 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.49

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$107,553
Interest	1,447
Securities lending (net)	85

Total income	109,085

EXPENSES
Investment advisory fees	19,579
Registration and filing fees	18,050
Professional fees	9,781
Printing and mailing expenses	6,504
Administrative fees	5,873
Transfer agent fees	4,824
Custodian fees	1,322
Trustees’ fees	145
Miscellaneous	2,984

Gross expenses	69,062
Less: Waiver from investment adviser	(25,452)
Reimbursement from investment adviser	(22,769)

Net expenses	20,841

NET INVESTMENT INCOME (LOSS)	88,244

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	2,070,327
Net change in unrealized appreciation (depreciation) on investments in securities	(1,861,423)

NET REALIZED AND UNREALIZED GAIN (LOSS)	208,904

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$297,148

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$88,244	$193,216
Net realized gain (loss)	2,070,327	101,714
Net change in unrealized appreciation (depreciation)	(1,861,423)	1,942,111

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	297,148	2,237,041

Distributions to shareholders:
Class I	(309,874)	(189,958)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 20,058 and 142,453 shares, respectively ]	312,222	2,055,184
Capital shares issued in reinvestment of dividends [ 13,472 and 8,752 shares, respectively ]	209,353	120,078
Capital shares repurchased [ (544,733) and (53,450) shares, respectively ]	(8,462,073)	(760,203)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,940,498)	1,415,059

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,953,224)	3,462,142
NET ASSETS:
Beginning of period	11,935,894	8,473,752

End of period	$3,982,670	$11,935,894

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class I			2024		2023		2022		2021		2020
Net asset value, beginning of period	$15.54		$12.64		$12.43		$14.82		$11.76		$12.24

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.17		0.27		0.24		0.26		0.16		0.22
Net realized and unrealized gain (loss)	0.18		2.90		0.30		(2.34)		3.24		(0.46)

Total from investment operations	0.35		3.17		0.54		(2.08)		3.40		(0.24)

Less distributions:
Dividends from net investment income	(0.27)		(0.22)		(0.27)		(0.16)		(0.21)		(0.22)
Distributions from net realized gains	(0.13)		(0.05)		(0.06)		(0.15)		(0.13)		(0.02)

Total dividends and distributions	(0.40)		(0.27)		(0.33)		(0.31)		(0.34)		(0.24)

Net asset value, end of period	$15.49		$15.54		$12.64		$12.43		$14.82		$11.76

Total return (b)	2.26%		25.45%		4.32%		(14.31)%		29.37%		(2.05)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,983		$11,936		$8,474		$6,743		$6,432		$4,761
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.53	%(j)	0.53	%(j)	0.53	%(j)	0.53	%(j)	0.53	%**(j)
Before waivers and reimbursements (a)(f)	1.76%		1.74%		2.17%		2.39%		2.75%		3.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.25%		1.84%		1.83%		1.93%		1.17%		1.90%
Before waivers and reimbursements (a)(f)(x)	1.02%		0.63%		0.19%		0.07%		(1.05)%		(1.37)%
Portfolio turnover rate^	4	%(z)	3%		2%		2%		5%		21%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (89.4%)
Invesco S&P 500 Low Volatility ETF	5,474	$398,671
Invesco S&P Emerging Markets Low Volatility ETF	2,014	50,330
Invesco S&P International Developed Low Volatility ETF	7,008	224,677
Invesco S&P MidCap Low Volatility ETF	3,447	206,889
Invesco S&P SmallCap Low Volatility ETF	2,033	90,916
iShares Core MSCI EAFE ETF	5,547	436,604
iShares Core MSCI Emerging Markets ETF	1,814	98,264
iShares Core S&P Total U.S. Stock Market ETF	9,830	1,189,332
iShares MSCI EAFE Min Vol Factor ETF	2,721	224,292
iShares MSCI Emerging Markets Min Vol Factor ETF	826	49,155
iShares MSCI USA Min Vol Factor ETF	4,468	413,469
SPDR SSGA US Small Cap Low Volatility Index ETF	744	88,579

Total Equity		3,471,178

Fixed Income (9.1%)
iShares Core U.S. Aggregate Bond ETF	3,020	299,040
iShares TIPS Bond ETF	482	53,271

Total Fixed Income		352,311

Total Investments in Securities (98.5%) (Cost $3,333,992)		3,823,489
Other Assets Less Liabilities (1.5%)		56,799

Net Assets (100%)		$3,880,288

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$3,823,489	$—	$—	$3,823,489

Total Assets	$3,823,489	$—	$—	$3,823,489

Total Liabilities	$—	$—	$—	$—

Total	$3,823,489	$—	$—	$3,823,489

The Fund held no derivatives contracts during the six months ended April 30, 2025.

Investment security transactions for the six months ended April 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$408,495
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,100,777

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$486,595
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$486,595

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,336,894

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $3,333,992)	$3,823,489
Cash	59,775
Prepaid registration and filing fees	7,926
Receivable from investment adviser	2,651
Dividends, interest and other receivables	225
Other assets	2,605

Total assets	3,896,671

LIABILITIES
Transfer agent fees payable	1,030
Trustees’ fees payable	23
Accrued expenses	15,330

Total liabilities	16,383

Commitments and contingent liabilities^
NET ASSETS	$3,880,288

Net assets were comprised of:
Paid in capital	$1,806,885
Total distributable earnings (loss)	2,073,403

Net assets	$3,880,288

Class I
Net asset value, offering and redemption price per share, $3,880,288 / 251,214 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.45

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$78,247
Interest	1,415
Securities lending (net)	65

Total income	79,727

EXPENSES
Registration and filing fees	17,488
Investment advisory fees	15,186
Professional fees	9,484
Printing and mailing expenses	7,864
Transfer agent fees	4,920
Administrative fees	4,556
Custodian fees	1,096
Trustees’ fees	109
Miscellaneous	2,902

Gross expenses	63,605
Less: Waiver from investment adviser	(19,742)
Reimbursement from investment adviser	(27,795)

Net expenses	16,068

NET INVESTMENT INCOME (LOSS)	63,659

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	1,577,120
Net change in unrealized appreciation (depreciation) on investments in securities	(1,421,350)

NET REALIZED AND UNREALIZED GAIN (LOSS)	155,770

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$219,429

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$63,659	$124,414
Net realized gain (loss)	1,577,120	34,022
Net change in unrealized appreciation (depreciation)	(1,421,350)	1,372,452

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	219,429	1,530,888

Distributions to shareholders:
Class I	(171,728)	(265,313)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 26,116 and 132,037 shares, respectively ]	403,182	1,896,042
Capital shares issued in reinvestment of dividends [ 6,009 and 8,276 shares, respectively ]	93,196	111,719
Capital shares repurchased [ (327,693) and (15,706) shares, respectively ]	(5,080,807)	(227,518)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,584,429)	1,780,243

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,536,728)	3,045,818
NET ASSETS:
Beginning of period	8,417,016	5,371,198

End of period	$3,880,288	$8,417,016

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class I			2024		2023		2022		2021		2020
Net asset value, beginning of period	$15.39		$12.72		$12.65		$15.00		$11.73		$12.32

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.26		0.24		0.26		0.16		0.23
Net realized and unrealized gain (loss)	0.21		3.02		0.32		(2.37)		3.45		(0.58)

Total from investment operations	0.37		3.28		0.56		(2.11)		3.61		(0.35)

Less distributions:
Dividends from net investment income	(0.25)		(0.23)		(0.27)		(0.17)		(0.21)		(0.23)
Distributions from net realized gains	(0.06)		(0.38)		(0.22)		(0.07)		(0.13)		(0.01)

Total dividends and distributions	(0.31)		(0.61)		(0.49)		(0.24)		(0.34)		(0.24)

Net asset value, end of period	$15.45		$15.39		$12.72		$12.65		$15.00		$11.73

Total return (b)	2.42%		26.50%		4.36%		(14.34)%		31.27%		(2.97)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,880		$8,417		$5,371		$5,120		$5,478		$3,883
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.53	%(j)	0.53	%(j)	0.52	%(j)	0.52	%(j)	0.53	%**(j)
Before waivers and reimbursements (a)(f)	2.09%		2.31%		2.83%		2.86%		3.11%		4.34%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.10%		1.77%		1.81%		1.88%		1.16%		1.97%
Before waivers and reimbursements (a)(f)(x)	0.53%		(0.02)%		(0.49)%		(0.46)%		(1.43)%		(1.84)%
Portfolio turnover rate^	7	%(z)	2%		12%		5%		2%		6%
**	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)

Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% for the six months ended April 30, 2025, and for the years ended 2024, 2023, 2022, 2021, and 0.66% in 2020.

(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.7%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	28,500	$789,450
Deutsche Telekom AG (Registered)	9,864	353,112
Koninklijke KPN NV	113,411	526,116
Nippon Telegraph & Telephone Corp.	262,500	274,103
Quebecor, Inc., Class B	11,538	316,529
Telstra Group Ltd.	133,153	384,663
Verizon Communications, Inc.	29,361	1,293,646

		3,937,619

Entertainment (0.3%)
Electronic Arts, Inc.	3,753	544,523

Interactive Media & Services (3.5%)
Alphabet, Inc., Class A	32,244	5,120,347
Meta Platforms, Inc., Class A	4,339	2,382,111

		7,502,458

Media (0.3%)
Comcast Corp., Class A	21,804	745,697

Wireless Telecommunication Services (0.8%)
KDDI Corp.	20,600	363,576
SoftBank Corp.	391,000	590,410
T-Mobile US, Inc.	3,486	860,868

		1,814,854

Total Communication Services		14,545,151

Consumer Discretionary (9.3%)
Automobile Components (0.2%)
Bridgestone Corp.	9,000	377,109

Automobiles (0.7%)
Tesla, Inc.*	5,105	1,440,427

Broadline Retail (2.5%)
Amazon.com, Inc.*	21,886	4,036,216
Dollarama, Inc.	5,463	674,058
Wesfarmers Ltd.	15,570	781,114

		5,491,388

Hotels, Restaurants & Leisure (2.6%)
Aristocrat Leisure Ltd.	8,814	377,366
Booking Holdings, Inc.	171	871,977
Chipotle Mexican Grill, Inc.*	10,000	505,200
Darden Restaurants, Inc.	1,421	285,109
McDonald’s Corp.	7,537	2,409,202
Restaurant Brands International, Inc.	3,652	235,316
Starbucks Corp.	2,633	210,772
Yum! Brands, Inc.	5,011	753,855

		5,648,797

Household Durables (0.1%)
Garmin Ltd.	1,213	226,673

Specialty Retail (2.9%)
AutoZone, Inc.*	200	752,520
Fast Retailing Co. Ltd.	800	262,862
Home Depot, Inc. (The)	4,828	1,740,446
Industria de Diseno Textil SA (x)	5,279	282,510
Lowe’s Cos., Inc.	4,100	916,596
O’Reilly Automotive, Inc.*	572	809,494
TJX Cos., Inc. (The)	9,003	1,158,506
Tractor Supply Co.	7,000	354,340

		6,277,274

Textiles, Apparel & Luxury Goods (0.3%)
adidas AG	1,662	379,760
NIKE, Inc., Class B	6,880	388,032

		767,792

Total Consumer Discretionary		20,229,460

Consumer Staples (11.6%)
Beverages (2.4%)
Anheuser-Busch InBev SA/NV	4,111	268,252
Coca-Cola Co. (The)	25,766	1,869,323
Keurig Dr Pepper, Inc.	11,401	394,361
Monster Beverage Corp.*	4,641	279,017
PepsiCo, Inc.	17,114	2,320,316

		5,131,269

Consumer Staples Distribution & Retail (3.2%)
Costco Wholesale Corp.	2,721	2,706,035
Empire Co. Ltd., Class A	9,205	341,866
George Weston Ltd.	2,100	409,154
Koninklijke Ahold Delhaize NV	14,652	599,870
Kroger Co. (The)	4,778	345,019
Loblaw Cos. Ltd.	2,300	373,379
Seven & i Holdings Co. Ltd.	18,500	273,592
Walmart, Inc.	15,550	1,512,238
Woolworths Group Ltd.	18,481	373,726

		6,934,879

Food Products (1.8%)
Chocoladefabriken Lindt & Spruengli AG	24	350,106
Danone SA	5,704	490,836
General Mills, Inc.	15,721	892,010
Hershey Co. (The)	3,500	585,165
J M Smucker Co. (The)	2,200	255,794
Kraft Heinz Co. (The)	8,508	247,583
McCormick & Co., Inc. (Non-Voting)	3,756	287,935
Nestle SA (Registered)	6,870	730,325

		3,839,754

Household Products (3.3%)
Church & Dwight Co., Inc.	4,952	491,931
Clorox Co. (The)	1,586	225,688
Colgate-Palmolive Co.	18,509	1,706,345
Essity AB, Class B	9,638	277,608
Henkel AG & Co. KGaA (Preference) (q)	7,013	543,416
Kimberly-Clark Corp.	7,964	1,049,496
Procter & Gamble Co. (The)	17,894	2,909,027

		7,203,511

Personal Care Products (0.9%)
Beiersdorf AG	2,994	420,577
Kao Corp.	14,300	610,786
L’Oreal SA*	776	340,209
Unilever plc	5,289	335,445
Unilever plc (Cboe Europe)	4,078	258,614

		1,965,631

Total Consumer Staples		25,075,044

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (1.5%)
Oil, Gas & Consumable Fuels (1.5%)
Cheniere Energy, Inc.	1,250	$288,888
Enbridge, Inc.	23,766	1,111,413
EOG Resources, Inc.	2,036	224,632
Equinor ASA	26,389	603,451
Idemitsu Kosan Co. Ltd.	47,300	292,606
TC Energy Corp.	9,944	502,393
TotalEnergies SE	4,294	248,866

Total Energy		3,272,249

Financials (19.7%)
Banks (4.9%)
Bank of Montreal	2,662	255,058
Bank of Nova Scotia (The)	19,316	966,501
Canadian Imperial Bank of Commerce	14,014	883,880
Commonwealth Bank of Australia	4,270	455,676
DBS Group Holdings Ltd.	12,100	393,266
DNB Bank ASA	18,395	457,603
Intesa Sanpaolo SpA	49,447	262,267
JPMorgan Chase & Co.	5,354	1,309,695
National Bank of Canada	4,142	363,785
Nordea Bank Abp (Aquis Stock Exchange)	23,265	320,881
Nordea Bank Abp (Turquoise Stock Exchange)	13,972	190,813
Oversea-Chinese Banking Corp. Ltd.	22,500	278,214
Royal Bank of Canada	16,493	1,979,615
Toronto-Dominion Bank (The)	18,501	1,182,180
United Overseas Bank Ltd.	27,600	731,999
Wells Fargo & Co.	8,028	570,068

		10,601,501

Capital Markets (3.8%)
Ameriprise Financial, Inc.	1,500	706,530
Bank of New York Mellon Corp. (The)	7,700	619,157
Cboe Global Markets, Inc.	3,189	707,320
CME Group, Inc.	5,581	1,546,383
Daiwa Securities Group, Inc.	33,000	215,615
Deutsche Boerse AG	3,831	1,230,375
FactSet Research Systems, Inc.	567	245,069
Intercontinental Exchange, Inc.	6,366	1,069,297
Moody’s Corp.	1,075	487,104
MSCI, Inc.	459	250,206
S&P Global, Inc.	1,534	767,077
TMX Group Ltd.	9,500	385,003

		8,229,136

Financial Services (3.7%)
Berkshire Hathaway, Inc., Class B*	4,022	2,144,731
Fiserv, Inc.*	5,339	985,419
Jack Henry & Associates, Inc.	1,472	255,289
Mastercard, Inc., Class A	3,361	1,842,030
Visa, Inc., Class A	8,277	2,859,704

		8,087,173

Insurance (7.3%)
Aflac, Inc.	5,945	646,103
Allianz SE (Registered)	2,318	956,107
Allstate Corp. (The)	1,723	341,826
Aon plc, Class A	2,200	780,538
Chubb Ltd.	3,283	939,201
Generali (x)	20,746	755,358
Great-West Lifeco, Inc.	7,112	276,566
Hannover Rueck SE	1,052	336,552
Hartford Insurance Group, Inc. (The)	2,600	318,942
Intact Financial Corp.	4,371	970,745
Loews Corp.	5,300	460,199
Marsh & McLennan Cos., Inc.	7,000	1,578,290
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)*	1,413	962,991
NN Group NV	7,846	479,082
Progressive Corp. (The)	5,411	1,524,495
QBE Insurance Group Ltd.	33,610	464,809
Sampo OYJ, Class A	52,575	525,196
Sompo Holdings, Inc.	10,600	344,363
Sun Life Financial, Inc.	10,300	613,771
Tokio Marine Holdings, Inc.	9,600	383,248
Travelers Cos., Inc. (The)	2,160	570,521
W.R. Berkley Corp.	5,400	387,126
Willis Towers Watson plc	818	251,780
Zurich Insurance Group AG	1,542	1,088,097

		15,955,906

Total Financials		42,873,716

Health Care (8.9%)
Biotechnology (0.4%)
AbbVie, Inc.	1,312	255,971
Gilead Sciences, Inc.	6,013	640,625

		896,596

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	15,318	2,002,829
Becton Dickinson & Co.	3,000	621,270
Boston Scientific Corp.*	13,634	1,402,530
IDEXX Laboratories, Inc.*	562	243,149
Medtronic plc	12,999	1,101,795
ResMed, Inc.	1,085	256,700
Stryker Corp.	2,001	748,214

		6,376,487

Health Care Providers & Services (1.5%)
Cardinal Health, Inc.	2,372	335,140
Cencora, Inc.	2,200	643,874
HCA Healthcare, Inc.	1,091	376,482
McKesson Corp.	455	324,319
UnitedHealth Group, Inc.	3,531	1,452,795

		3,132,610

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	2,904	312,471
Thermo Fisher Scientific, Inc.	1,257	539,253

		851,724

Pharmaceuticals (3.7%)
Bristol-Myers Squibb Co.	11,794	592,059
Eli Lilly & Co.	990	889,960
Johnson & Johnson	12,263	1,916,830
Merck & Co., Inc.	3,006	256,111
Merck KGaA	1,756	242,494
Novartis AG (Registered)	10,826	1,230,230
Novo Nordisk A/S (ADR)	3,753	249,387
Otsuka Holdings Co. Ltd.	4,600	223,823
Roche Holding AG	2,433	793,853
Sanofi SA	4,752	516,259

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Takeda Pharmaceutical Co. Ltd.	10,400	$315,171
Zoetis, Inc.	5,625	879,750

		8,105,927

Total Health Care		19,363,344

Industrials (14.8%)
Aerospace & Defense (2.1%)
GE Aerospace	6,651	1,340,443
L3Harris Technologies, Inc.	1,095	240,922
Lockheed Martin Corp.	2,248	1,073,982
Northrop Grumman Corp.	894	434,931
RTX Corp.	9,419	1,188,018
Singapore Technologies Engineering Ltd.	69,900	396,569

		4,674,865

Air Freight & Logistics (0.5%)
Deutsche Post AG	8,646	367,396
Expeditors International of Washington, Inc.	4,800	527,568
United Parcel Service, Inc., Class B	2,762	263,219

		1,158,183

Building Products (1.2%)
Allegion plc	5,500	765,600
Geberit AG (Registered)	619	427,641
Trane Technologies plc	3,431	1,315,137

		2,508,378

Commercial Services & Supplies (1.8%)
Brambles Ltd.	40,979	538,631
Cintas Corp.	3,376	714,632
Copart, Inc.*	10,314	629,463
Republic Services, Inc.	3,877	972,158
Secom Co. Ltd.	7,600	278,954
Waste Management, Inc.	2,953	689,112

		3,822,950

Construction & Engineering (0.4%)
Stantec, Inc.	3,784	332,122
WSP Global, Inc.	2,894	512,968

		845,090

Electrical Equipment (1.0%)
ABB Ltd. (Registered)	10,619	555,685
Eaton Corp. plc	3,080	906,660
Emerson Electric Co.	2,195	230,716
Schneider Electric SE	2,328	538,531

		2,231,592

Ground Transportation (0.2%)
Union Pacific Corp.	2,065	445,338

Industrial Conglomerates (0.1%)
Siemens AG (Registered)	1,241	283,915

Machinery (3.6%)
Atlas Copco AB, Class A(x)	35,680	553,168
Caterpillar, Inc.	2,584	799,154
Cummins, Inc.	1,658	487,187
Epiroc AB, Class A	13,403	289,540
FANUC Corp.	9,600	245,338
GEA Group AG	5,420	351,825
Illinois Tool Works, Inc.	4,800	1,151,568
Knorr-Bremse AG	3,781	373,504
Komatsu Ltd.	9,600	275,350
Kone OYJ, Class B	4,544	280,548
Otis Worldwide Corp.	7,848	755,527
Parker-Hannifin Corp.	898	543,344
Pentair plc	5,900	535,307
Snap-on, Inc.	1,600	502,096
Volvo AB, Class B	22,816	619,883

		7,763,339

Marine Transportation (0.1%)
Kuehne + Nagel International AG (Registered)	1,085	248,261

Professional Services (2.7%)
Automatic Data Processing, Inc.	5,705	1,714,923
Broadridge Financial Solutions, Inc.	2,400	581,760
Leidos Holdings, Inc.	2,034	299,364
Paychex, Inc.	4,091	601,868
RELX plc	5,697	308,783
Thomson Reuters Corp.	4,474	832,522
Verisk Analytics, Inc.	2,496	739,889
Wolters Kluwer NV	4,833	851,099

		5,930,208

Trading Companies & Distributors (1.1%)
Fastenal Co.	12,442	1,007,429
ITOCHU Corp.	9,500	483,837
W.W. Grainger, Inc.	800	819,448

		2,310,714

Total Industrials		32,222,833

Information Technology (19.3%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	10,505	606,454
Motorola Solutions, Inc.	2,700	1,189,053

		1,795,507

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	9,437	726,177
CDW Corp.	1,993	319,996
TE Connectivity plc	2,800	409,864

		1,456,037

IT Services (1.9%)
Accenture plc, Class A	4,060	1,214,549
CGI, Inc.	7,409	785,614
Fujitsu Ltd.	15,600	343,794
Gartner, Inc.*	900	378,972
International Business Machines Corp.	2,773	670,567
NEC Corp.	13,500	328,200
VeriSign, Inc.*	1,395	393,557

		4,115,253

Semiconductors & Semiconductor Equipment (4.5%)
Broadcom, Inc.	8,859	1,705,092
NVIDIA Corp.	69,522	7,572,336
QUALCOMM, Inc.	3,526	523,470

		9,800,898

Software (6.7%)
Autodesk, Inc.*	1,948	534,239
Constellation Software, Inc.	309	1,113,608
Dassault Systemes SE	7,350	273,441

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Fair Isaac Corp.*	200	$397,936
Intuit, Inc.	1,083	679,550
Microsoft Corp.	20,478	8,094,134
Oracle Corp.	3,386	476,478
Palo Alto Networks, Inc.*	2,232	417,228
Roper Technologies, Inc.	1,600	896,128
Salesforce, Inc.	2,826	759,374
SAP SE	3,390	980,444

		14,622,560

Technology Hardware, Storage & Peripherals (4.7%)
Apple, Inc.	44,981	9,558,462
Canon, Inc. (x)	10,500	323,416
NetApp, Inc.	2,900	260,275

		10,142,153

Total Information Technology		41,932,408

Materials (2.2%)
Chemicals (2.2%)
Air Liquide SA	1,500	306,821
Ecolab, Inc.	3,400	854,862
Givaudan SA (Registered)	154	742,991
Linde plc	3,351	1,518,774
Sherwin-Williams Co. (The)	2,900	1,023,468
Symrise AG, Class A	2,583	297,151

Total Materials		4,744,067

Real Estate (0.7%)
Real Estate Management & Development (0.2%)
Swiss Prime Site AG (Registered)	2,427	341,988

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	2,200	461,956
Equity Residential (REIT)	3,400	238,884

		700,840

Specialized REITs (0.2%)
Public Storage (REIT)	1,598	480,087

Total Real Estate		1,522,915

Utilities (4.5%)
Electric Utilities (2.3%)
Duke Energy Corp.	6,042	737,245
Enel SpA	64,680	560,097
Eversource Energy	10,900	648,332
Exelon Corp.	8,780	411,782
Hydro One Ltd. (m)	13,760	529,400
Iberdrola SA	47,505	855,406
Southern Co. (The)	7,103	652,694
Terna - Rete Elettrica Nazionale	58,178	577,872

		4,972,828

Gas Utilities (0.5%)
Atmos Energy Corp.	5,688	913,663
Hong Kong & China Gas Co. Ltd.	308,000	277,596

		1,191,259

Multi-Utilities (1.7%)
Consolidated Edison, Inc.	7,600	856,900
E.ON SE	37,794	659,992
National Grid plc	26,197	378,105
Public Service Enterprise Group, Inc.	12,100	967,153
Sempra	10,912	810,434

		3,672,584

Total Utilities		9,836,671

Total Common Stocks (99.2%) (Cost $172,935,223)		215,617,858

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	100	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	485,667	485,667
JPMorgan Prime Money Market Fund, IM Shares 4.49% (7 day yield)	882,229	882,405

Total Investment Companies		1,368,072

Total Short-Term Investments (0.6%) (Cost $1,368,072)		1,368,072

Total Investments in Securities (99.8%) (Cost $174,303,295)		216,985,930
Other Assets Less Liabilities (0.2%)		484,861

Net Assets (100%)		$217,470,791

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2025, the market value or fair value, as applicable, of these securities amounted to $529,400 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at April 30, 2025.
(xx)

At April 30, 2025, the Fund had loaned securities with a total value of $1,693,848. This was collateralized by $1,329,969 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.875%, maturing 6/30/25 - 11/15/54 and by cash of $485,667 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

Glossary:
ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.6%
Belgium	0.1
Canada	7.4
Denmark	0.1
Finland	0.6
France	0.8
Germany	4.0
Hong Kong	0.1
Ireland	0.6
Italy	1.0
Japan	3.1
Netherlands	1.1
Norway	0.5
Singapore	0.8
Spain	0.5
Sweden	0.8
Switzerland	1.9
United Kingdom	0.6
United States	74.2
Cash and Other	0.2

100.0%

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 1,969, CAD 40,780, CHF 34,006, DKK 1,518, EUR 27,444, GBP 4,319, HKD 1,289, ILS 1,408, JPY 699, NOK 961, NZD 1,188, SEK 1,035 and SGD 1,531.

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,053,171	$2,491,980	$—	$14,545,151
Consumer Discretionary	17,768,739	2,460,721	—	20,229,460
Consumer Staples	19,201,682	5,873,362	—	25,075,044
Energy	2,127,326	1,144,923	—	3,272,249
Financials	32,041,204	10,832,512	—	42,873,716
Health Care	16,041,514	3,321,830	—	19,363,344
Industrials	23,954,375	8,268,458	—	32,222,833
Information Technology	39,683,113	2,249,295	—	41,932,408
Materials	3,397,104	1,346,963	—	4,744,067
Real Estate	1,180,927	341,988	—	1,522,915
Utilities	6,527,603	3,309,068	—	9,836,671
Short-Term Investments
Investment Companies	1,368,072	—	—	1,368,072

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2025 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Warrants
Information Technology	$—	$—	$—	(a)	$—	(a)

Total Assets	$175,344,830	$41,641,100	$—		$216,985,930

Total Liabilities	$—	$—	$—		$—

Total	$175,344,830	$41,641,100	$—		$216,985,930

(a)	Value is zero.

The Fund held no derivatives contracts during the six months ended April 30, 2025.

Investment security transactions for the six months ended April 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$39,569,768
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$36,833,591

As of April 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,042,242
Aggregate gross unrealized depreciation	(4,733,390)

Net unrealized appreciation	$42,308,852

Federal income tax cost of investments in securities and derivative instruments, if applicable	$174,677,078

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $174,303,295)	$216,985,930
Cash	383,000
Foreign cash (Cost $117,961)	118,147
Dividends, interest and other receivables	551,042
Receivable for Fund shares sold	330,480
Prepaid registration and filing fees	27,603
Securities lending income receivable	3,388

Total assets	218,399,590

LIABILITIES
Payable for return of collateral on securities loaned	485,667
Payable for Fund shares repurchased	200,061
Investment advisory fees payable	81,131
Transfer agent fees payable	33,438
Administrative fees payable	25,972
Distribution fees payable – Class R	1,472
Distribution fees payable – Class A	1,158
Accrued expenses	99,900

Total liabilities	928,799

Commitments and contingent liabilities^
NET ASSETS	$217,470,791

Net assets were comprised of:
Paid in capital	$169,265,909
Total distributable earnings (loss)	48,204,882

Net assets	$217,470,791

Class A
Net asset value and redemption price per share, $5,836,811 / 310,786 shares outstanding (unlimited amount authorized: $0.001 par value)	$18.78
Maximum sales charge (5.50% of offering price)	1.09

Maximum offering price per share	$19.87

Class I
Net asset value, offering and redemption price per share, $207,910,178 / 11,042,574 shares outstanding (unlimited amount authorized: $0.001 par value)	$18.83

Class R
Net asset value, offering and redemption price per share, $3,723,802 / 198,761 shares outstanding (unlimited amount authorized: $0.001 par value)	$18.74

(x)	Includes value of securities on loan of $1,693,848.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $122,474 foreign withholding tax)	$2,038,740
Interest	8,905
Securities lending (net)	7,129

Total income	2,054,774

EXPENSES
Investment advisory fees	758,558
Administrative fees	162,549
Transfer agent fees	115,192
Professional fees	57,218
Printing and mailing expenses	34,913
Registration and filing fees	21,699
Custodian fees	14,601
Distribution fees – Class R	9,111
Distribution fees – Class A	7,439
Trustees’ fees	3,595
Miscellaneous	18,707

Gross expenses	1,203,582
Less: Waiver from investment adviser	(266,072)

Net expenses	937,510

NET INVESTMENT INCOME (LOSS)	1,117,264

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	5,028,511
Foreign currency transactions	(14,452)

Net realized gain (loss)	5,014,059

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,975,885)
Foreign currency translations	17,714

Net change in unrealized appreciation (depreciation)	(1,958,171)

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,055,888

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,173,152

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,117,264	$2,377,117
Net realized gain (loss)	5,014,059	10,181,124
Net change in unrealized appreciation (depreciation)	(1,958,171)	40,812,304

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,173,152	53,370,545

Distributions to shareholders:
Class A	(247,696)	(68,338)
Class I	(8,815,698)	(2,810,472)
Class R	(137,600)	(24,199)
Class T**	—	(2,483)

Total distributions to shareholders	(9,200,994)	(2,905,492)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 18,858 and 47,641 shares, respectively ]	359,766	828,562
Capital shares issued in reinvestment of dividends [ 12,952 and 4,167 shares, respectively ]	247,656	68,338
Capital shares repurchased [ (29,607) and (73,974) shares, respectively ]	(552,024)	(1,324,378)

Total Class A transactions	55,398	(427,478)

Class I
Capital shares sold [ 1,457,414 and 3,094,753 shares, respectively ]	27,657,845	54,891,400
Capital shares issued in reinvestment of dividends [ 459,291 and 171,020 shares, respectively ]	8,795,418	2,808,138
Capital shares repurchased [ (1,479,123) and (4,491,799) shares, respectively ]	(27,979,267)	(78,668,900)

Total Class I transactions	8,473,996	(20,969,362)

Class R
Capital shares sold [ 13,325 and 58,077 shares, respectively ]	253,054	1,020,710
Capital shares issued in reinvestment of dividends [ 7,208 and 1,477 shares, respectively ]	137,600	24,199
Capital shares repurchased [ (6,917) and (18,051) shares, respectively ]	(132,228)	(307,750)

Total Class R transactions	258,426	737,159

Class T**
Capital shares repurchased [ 0 and (10,332) shares ]	—	(204,085)

Total Class T transactions	—	(204,085)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,787,820	(20,863,766)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,759,978	29,601,287
NET ASSETS:
Beginning of period	213,710,813	184,109,526

End of period	$217,470,791	$213,710,813

** After the close of business on October 15, 2024, operations for Class T terminated and shares of seed capital were fully redeemed.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class A			2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.19		$14.90	$14.15	$17.61	$13.34	$13.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.16	0.17	0.15	0.14	0.14
Net realized and unrealized gain (loss)	0.30		4.33	0.70	(2.37)	4.29	0.14

Total from investment operations	0.37		4.49	0.87	(2.22)	4.43	0.28

Less distributions:
Dividends from net investment income	(0.18)		(0.20)	(0.12)	(0.13)	(0.08)	(0.13)
Distributions from net realized gains	(0.60)		—	— #	(1.11)	(0.08)	(0.15)

Total dividends and distributions	(0.78)		(0.20)	(0.12)	(1.24)	(0.16)	(0.28)

Net asset value, end of period	$18.78		$19.19	$14.90	$14.15	$17.61	$13.34

Total return (b)	1.88%		30.38%	6.14%	(13.73)%	33.49%	2.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,837		$5,922	$4,929	$4,888	$4,978	$3,278
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%		1.10%	1.10%	1.10%	1.10%	1.14%
Before waivers and reimbursements (a)(f)	1.35%		1.37%	1.41%	1.42%	1.48%	1.83%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.79%		0.91%	1.15%	0.96%	0.89%	1.04%
Before waivers and reimbursements (a)(f)	0.54%		0.64%	0.84%	0.64%	0.51%	0.35%
Portfolio turnover rate^	17	%(z)	32%	34%	38%	59%	42%

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class I			2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.26		$14.95	$14.19	$17.66	$13.37	$13.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.21	0.21	0.19	0.19	0.17
Net realized and unrealized gain (loss)	0.30		4.34	0.71	(2.38)	4.29	0.14

Total from investment operations	0.40		4.55	0.92	(2.19)	4.48	0.31

Less distributions:
Dividends from net investment income	(0.23)		(0.24)	(0.16)	(0.17)	(0.11)	(0.16)
Distributions from net realized gains	(0.60)		—	— #	(1.11)	(0.08)	(0.15)

Total dividends and distributions	(0.83)		(0.24)	(0.16)	(1.28)	(0.19)	(0.31)

Net asset value, end of period	$18.83		$19.26	$14.95	$14.19	$17.66	$13.37

Total return (b)	2.01%		30.72%	6.46%	(13.56)%	33.87%	2.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$207,910		$204,247	$176,892	$150,789	$124,320	$46,777
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.85%	0.85%	0.85%	0.85%	0.89%
Before waivers and reimbursements (a)(f)	1.10%		1.12%	1.16%	1.17%	1.23%	1.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.05%		1.17%	1.40%	1.23%	1.16%	1.27%
Before waivers and reimbursements (a)(f)	0.80%		0.90%	1.09%	0.90%	0.78%	0.58%
Portfolio turnover rate^	17	%(z)	32%	34%	38%	59%	42%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31,
Class R			2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.13		$14.85	$14.10	$17.56	$13.30	$13.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.11	0.14	0.11	0.10	0.10
Net realized and unrealized gain (loss)	0.30		4.33	0.69	(2.37)	4.29	0.14

Total from investment operations	0.35		4.44	0.83	(2.26)	4.39	0.24

Less distributions:
Dividends from net investment income	(0.14)		(0.16)	(0.08)	(0.09)	(0.05)	(0.10)
Distributions from net realized gains	(0.60)		—	— #	(1.11)	(0.08)	(0.15)

Total dividends and distributions	(0.74)		(0.16)	(0.08)	(1.20)	(0.13)	(0.25)

Net asset value, end of period	$18.74		$19.13	$14.85	$14.10	$17.56	$13.30

Total return (b)	1.76%		30.11%	5.90%	(13.97)%	33.21%	1.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,724		$3,541	$2,134	$1,381	$936	$236
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.35%		1.35%	1.35%	1.35%	1.35%	1.39%
Before waivers and reimbursements (a)(f)	1.60%		1.62%	1.66%	1.68%	1.73%	2.09%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.55%		0.64%	0.89%	0.72%	0.64%	0.77%
Before waivers and reimbursements (a)(f)	0.30%		0.37%	0.58%	0.40%	0.26%	0.07%
Portfolio turnover rate^	17	%(z)	32%	34%	38%	59%	42%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Unaudited)

Note 1	Organization and Significant Accounting Policies

1290 Funds (the “Trust”) was organized as a Delaware statutory trust on March 1, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company with sixteen diversified funds in operation (each, a “Fund” and collectively, the “Funds”). Equitable Investment Management, LLC (“EIM” or the “Adviser”) is the investment adviser to each Fund. The Adviser is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc., which is a publicly- owned company.

Effective November 29, 2023, the name of the 1290 Retirement 2060 Fund changed to 1290 Avantis® U.S. Large Cap Growth Fund; American Century Investment Management, Inc. became the Fund’s sub-adviser; and the Fund’s investment objective and principal investment strategy changed. Effective November 29, 2023, the Fund seeks to provide long-term growth of capital and pursues its investment objective by investing directly in large capitalization U.S. equity securities. Prior to November 29, 2023, the Fund was managed by the Adviser as a fund-of-funds.

Each of the investment sub-advisers (each a “Sub-Adviser”) independently chooses and maintains a portfolio of securities for their respective Fund.

The 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund and 1290 Retirement 2055 Fund (each, a “1290 Retirement Fund” and together, the “1290 Retirement Funds”) as well as the 1290 Multi-Alternative Strategies Fund are types of mutual funds often described as “fund-of-funds.” These Funds pursue their investment objectives by investing exclusively in other unaffiliated investment companies or exchange-traded funds (“ETFs”).

Each underlying fund’s financial statements are included in the underlying fund’s annual report, which is filed with the SEC on Form N-CSR and is publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/companysearch.html).

The Trust has authorized three classes of shares, Class A, Class I and Class R, on behalf of each of the sixteen Funds. The Class T shares of the Trust, which were previously authorized but were not publicly offered for sale, have been terminated. Additionally, the 1290 Retirement Funds currently only offer Class I shares for sale.

The Class A and Class R shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple-class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan.

Additionally, Class A shares are sold at a maximum front-end sales charge of up to 4.50% for 1290 Diversified Bond Fund, 1290 Loomis Sayles Multi-Asset Income Fund and 1290 High Yield Bond Fund, and up to 5.50% for 1290 Avantis® U.S. Large Cap Growth Fund, 1290 GAMCO Small/ Mid Cap Value Fund, 1290 Essex Small Cap Growth Fund, 1290 Multi-Alternative Strategies Fund, 1290 SmartBeta Equity Fund and each 1290 Retirement Fund. Class A shares sold without a front-end sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% of the lesser of the original net asset value (“NAV”) of the redeemed shares at the time of purchase or the aggregate NAV of the redeemed shares at the time of redemption, if redeemed within 12 months of purchase.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025 (Unaudited)

EIM contributed seed capital to the Fund below:

Funds:	Redemption Date	Class	Seed capital
1290 GAMCO Small/Mid Cap Value	10/15/2024	T	$184,904
1290 High Yield Bond	10/15/2024	T	121,901
1290 SmartBeta Equity	10/15/2024	T	204,084

The investment objectives of each Fund are as follows:

1290 Avantis® U.S. Large Cap Growth Fund (sub-advised by American Century Investment Management, Inc.) — Seeks to provide long-term growth of capital.

1290 Diversified Bond Fund (sub-advised by Brandywine Global Investment Management, LLC) — Seeks to maximize total return consisting of income and capital appreciation.

1290 Essex Small Cap Growth Fund (sub-advised by Essex Investment Management Company, LLC) — Seeks long-term growth of capital.

1290 GAMCO Small/Mid Cap Value Fund (sub-advised by GAMCO Asset Management, Inc.) — Seeks to maximize capital appreciation.

1290 High Yield Bond Fund (sub-advised by AXA Investment Managers US Inc.) — Seeks to maximize current income.

1290 Loomis Sayles Multi-Asset Income Fund (sub-advised by Loomis, Sayles & Company, L.P.) — Seeks to provide income and total return through principally investing in income generating securities and investments.

1290 Multi-Alternative Strategies Fund — Seeks long-term growth of capital.

1290 Retirement 2020 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2025 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2030 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2035 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2040 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2045 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2050 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2055 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 SmartBeta Equity Fund (sub-advised by AXA Investment Managers US Inc.) — Seeks to achieve long-term capital appreciation.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025 (Unaudited)

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price (“NOCP”). Other unlisted stocks are generally valued at their last sale price or official closing price, or, if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally fair valued at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or official closing price on the date of valuation or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, fair valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or fair valued at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation or, if there is no sale, at the latest available bid price. Options not traded on an exchange or not actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations. Debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

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April 30, 2025 (Unaudited)

Investments in shares of open-end investment companies (other than ETFs) held by a Fund are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no settlement price, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Centrally cleared swaps are priced using the value determined by the central counterparty at the end of the day, which price may be provided to the Funds by an approved pricing service. With respect to over-the-counter swaps and centrally cleared swaps where the central counterparty price is unavailable, a price provided by an approved pricing service will be used. Central counterparties and approved pricing services may utilize evaluation techniques including fair value pricing models to provide pricing information.

Securities for which market quotations are readily available are valued at their market value. All other securities are valued at their fair value, as determined in good faith by the Board of Trustees. In accordance with Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) of the Trust has designated the Adviser as the Funds’ valuation designee (the “Valuation Designee”). As Valuation Designee, EIM, subject to the oversight of the Board, is responsible for determining in good faith the fair value of Fund investments for which market quotations are not readily available or are believed by the Adviser to be unreliable. In these circumstances, a Fund may use a fair value estimate made according to methods the Adviser has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. EIM’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by EIM (the “Committee”).

The Adviser also serves as the administrator of the Funds. The Administrator oversees the calculation of the NAV of the Funds and their respective share classes. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain duties, including the calculation of the Funds’ NAVs.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Fund’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of April 30, 2025, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or an increase in, available observable market inputs to determine price.

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April 30, 2025 (Unaudited)

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Committee deems that the particular event or circumstance would materially affect such Fund’s NAV.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the market value or fair value, as applicable, of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Foreign Taxes:

The Funds may be subject to foreign taxes on dividend and interest income, gains on investments or currency purchase/repatriation, all or a portion of which may be recoverable. Each Fund applies for refunds where available. The Funds will accrue such taxes and recoveries as applicable, based on their current interpretation of the tax rules and regulations that exist in the markets in which they invest.

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April 30, 2025 (Unaudited)

Allocation of Expenses and Income:

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees, which are charged on a class-specific basis.

Offering costs incurred in connection with the offering of shares of a Fund will be amortized and recorded as an expense on a straight line basis over 12 months from the date of the Fund’s commencement of public offering of shares. Amortized offering costs are disclosed in the Statement of Operations.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value or fair value, as applicable, of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no federal, state and local income tax provisions are required.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2024, the Funds did not incur any interest or penalties. Each of the tax years in the four year ended October 31, 2024 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

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April 30, 2025 (Unaudited)

Each Fund (other than the 1290 Diversified Bond Fund, 1290 High Yield Bond Fund and 1290 Loomis Sayles Multi-Asset Income Fund) generally distributes most or all of its net investment income and net realized gains, if any, annually. Each of the 1290 Diversified Bond Fund, 1290 High Yield Bond Fund and 1290 Loomis Sayles Multi-Asset Income Fund normally distributes dividends from its net investment income monthly and distributes its net realized gains, if any, annually. Dividends to shareholders of a Fund to which such gains are attributable from net realized short- term and long-term capital gains are declared and distributed at least annually. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund. Short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. The tax character of distributions for the years ended April 30, 2025 and October 31, 2024 and the tax composition of undistributed ordinary income and undistributed long term gains at April 30, 2025 are presented in the following table. For the Funds, the cumulative significant differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to 1256 mark to market contracts (1290 Diversified Bond), capital loss carryforwards (1290 Diversified Bond, 1290 Essex Small Cap Growth, 1290 High Yield Bond and 1290 Multi-Alternative Strategies ), deferral of losses on offsetting positions (1290 Loomis Sayles Multi-Asset Income), partnership basis adjustments (1290 Multi-Alternative Strategies) and wash sale loss deferrals (1290 GAMCO Small/Mid Cap Value, 1290 High Yield Bond, 1290 Loomis Sayles Multi-Asset Income, 1290 Multi-Alternative Strategies, 1290 Retirement 2020, 1290 Retirement 2025, 1290 Retirement 2030 and 1290 Retirement 2035).

	Year Ended October 31, 2024		As of October 31, 2024		Year Ended October 31, 2023
Funds:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
1290 Avantis® U.S. Large Cap Growth	$69,351	$73,148	$98,115	$655,036	$112,234	$98,870
1290 Diversified Bond	39,852,498	—	—	—	15,606,684	—
1290 Essex Small Cap Growth	—	—	125,352	—	73,637	—
1290 GAMCO Small/Mid Cap Value	1,401,584	3,909,545	1,366,441	5,813,221	248,039	2,550,136
1290 High Yield Bond	4,371,070	—	—	—	3,658,332	—
1290 Loomis Sayles Multi-Asset Income	3,375,320	—	4,189,641	24,235	2,420,631	1,048,196
1290 Multi-Alternative Strategies	468,907	—	95,074	—	349,910	—
1290 Retirement 2020	170,559	90,696	116,864	190,041	204,241	570,728
1290 Retirement 2025	360,448	313,351	278,569	485,874	389,577	735,181
1290 Retirement 2030	190,618	81,023	166,899	134,514	195,023	519,067
1290 Retirement 2035	202,820	144,001	205,456	60,298	242,334	550,396
1290 Retirement 2040	132,682	57,378	100,164	462,828	132,662	27,410
1290 Retirement 2045	154,515	129,674	135,568	27,076	162,933	122,800
1290 Retirement 2050	152,737	37,221	129,176	102,868	147,935	33,174
1290 Retirement 2055	100,195	165,118	83,769	33,986	109,392	87,850
1290 SmartBeta Equity	2,905,492	—	2,254,072	6,694,377	1,704,970	—

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025 (Unaudited)

Ordinary losses incurred after December 31st and within the taxable year are deemed to arise on the first business day of a Fund’s next taxable year. For the year ended October 31, 2024, the Fund elected to defer late year losses, in the amount listed below:

Fund:	Deferred Late Year Losses from ordinary income
1290 Essex Small Cap Growth	$252,330

The following Funds had a Return of Capital during the year ended October 31, 2024:

Fund:	Return of Capital
1290 Diversified Bond	$352,519
1290 High Yield Bond	30,930

The following Funds had a Return of Capital during the year ended October 31, 2023:

Fund:	Return of Capital
1290 Diversified Bond	$8,391,802
1290 High Yield Bond	31,809

Net capital losses recognized by the Funds may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. The following Funds utilized net capital loss carry forwards during the year and/or have capital losses incurred that will be carried forward:

	Utilized		Losses Carried Forward
Funds:	Short Term	Long Term	Short Term	Long Term
1290 Diversified Bond	$7,144,828	$893,695	$69,967,706	$77,385,361
1290 Essex Small Cap Growth	—	—	6,541,866	—
1290 High Yield Bond	129,970		1,007,555	5,939,974
1290 Multi-Alternative Strategies	—	—	50,150	1,429,922
1290 SmartBeta Equity	3,119,662	—	—	—

Accounting for Derivative Instruments:

Following is a description of how and why the Funds use derivative instruments, the type of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds’ derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statements of Operations. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Fund’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration

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date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Funds may purchase put options on securities to increase the Fund’s total investment return or to protect its holdings against a substantial decline in market value or fair value, as applicable. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its Fund without actually selling the security. In addition, the Funds will continue to receive interest or dividend income on the security. The Funds may also purchase call options on securities to protect against substantial increases in prices of securities that Funds intend to purchase pending their ability to invest in an orderly manner in those securities. The Funds may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, and Foreign Currency Contracts:

The futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Funds are rights to buy or sell a futures contract for a set price in the future. Certain Funds buy or sell futures contracts for the purpose of protecting their Fund securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Fund’s basis in the contract. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade.

During the six months ended April 30, 2025, certain Funds held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Fund that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Fund reflects realized gains or losses, if any, on forward currency contracts and change in unrealized appreciation or depreciation, if any, on forward foreign currency contacts. Further information on the impact of these positions on the Funds’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Fund.

The Funds may be exposed to foreign currency risks associated with Fund investments. Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as

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unrealized appreciation or depreciation by “marking-to-market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency contracts in the Statements of Operations of the Funds. The Funds may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value or fair value, as applicable, if any, are reflected as a component of net changes in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

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A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” is intended to ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Fund. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s senior security and borrowing restrictions.

A Fund may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk. Swaptions are marked-to-market daily based upon values from third party vendors.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market- based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Forward Settling Transactions:

Certain Funds make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Funds will designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value or fair value, as applicable, in the financial statements. Forward settling transactions may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Funds’ other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025 (Unaudited)

“good delivery” standards. Funds may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, a Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, a Fund maintains an entitlement to the security to be sold.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Funds with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third- party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisers on behalf of the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Fund is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Fund; securities pledged as collateral by a Fund are so noted in the accompanying Portfolio of Investments; both remain in the Fund’s assets. Securities received as collateral by counterparties are not included in the Fund’s assets because the Fund does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Fund may be held in a segregated account at the respective counterparty or Fund’s custodian.

Securities Lending:

During the six months ended April 30, 2025, certain Funds entered into securities lending transactions. To generate additional income, a Fund may lend its portfolio securities, up to 30% of the market value of the Fund’s total assets, to brokers, dealers, and other financial institutions.

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April 30, 2025 (Unaudited)

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Funds’ securities lending policies and procedures require that the borrower (i) deliver collateral consisting of cash or U.S. Government securities, equal to at least 102% of the value of the portfolio securities loaned with respect to each new loan of U.S. securities, and equal to at least 105% of the value of the portfolio securities loaned with respect to each new loan of non-U.S. securities; and, for loans of U.S. Treasury securities, collateral equal to the lesser of 102% of the loaned securities’ current market value or 100% of the loaned securities’ par value; (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is permitted to be invested in short-term, highly liquid investments, such as government money market funds and repurchase agreements, and shown in the Portfolio of Investments and included in calculating the Fund’s total assets. The Trust currently limits reinvestment of cash collateral under the program to investment in government money market funds. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Funds receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Funds may invest cash collateral in government money market funds or repurchase agreements as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities under “Payable for return of collateral on securities loaned”. The Funds do not have the right to vote on securities while they are on loan. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by EIM. Loans are subject to termination by a Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a fee based on a percentage of earnings derived from the investment of cash collateral. The Funds currently receive 90% of the net earnings from the securities lending program up to $45 million of aggregate earnings across all Funds within a calendar year and 92% thereafter.

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Fund and JPMorgan.

At April 30, 2025, the Securities Lending Agreement does not permit a Fund to enforce a netting arrangement.

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April 30, 2025 (Unaudited)

Market, Credit and Other Risk:

A Fund’s investments in financial instruments expose the Fund to various risks such as, but not limited to, market, interest rate, foreign currency, foreign securities, forward settling transactions, equity, and credit risks.

The market values of a Fund’s investments may decline due to factors that are specifically related to a particular company or issuer, as well as general market conditions, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation rates and/or investor expectations concerning such rates, changes in interest rates or currency rates, recessions or adverse investor sentiment generally. The market values of a Fund’s investments may also decline due to factors that affect a particular sector or industry, such as labor shortages or increased production costs and competitive conditions within the sector or industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments.

Events such as environmental, natural or man-made disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, supply chain disruptions, widespread and prolonged power outages, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geopolitical and other events, including acts of terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil or other commodities, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Impacts from climate change may include significant risks to global financial assets and economic growth. Furthermore, impacts from the rapidly growing use of artificial intelligence technologies, including by market participants, may include significant risks to global financial markets.

Changes in government or central bank policies, changes to regulations involving the securities markets, and political, diplomatic and other events within the United States and abroad may affect investor and consumer confidence and may increase uncertainty in or impair the operation of the U.S. or other security markets, perhaps suddenly and to a significant degree. High public debt and deficits in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty, and may negatively affect economic conditions and the values of markets, sectors, or companies in which a Fund invests.

Changes in interest rates may affect the yield, liquidity and value of investments in debt securities or other income-producing securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of a Fund’s debt securities generally declines. Conversely, when interest rates decline, the value of a Fund’s debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of a Fund’s debt securities to interest rate risk will increase the greater the duration of those securities. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to a Fund. It is difficult to predict accurately the timing, frequency, magnitude or direction of interest rate changes, and the evaluation of macro-economic and other conditions or events could cause a change in approach in the future. Fixed-income and related markets may continue to experience heightened levels of interest rate volatility. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Fund’s investments may not keep pace with inflation, and the value of an investment in a Fund may be eroded over time by inflation. Changes in government or central bank policies could negatively affect the value and liquidity of a Fund’s investments and cause it to lose money.

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025 (Unaudited)

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with, or more prevalent than those that may be associated with, investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as changes in international trading patterns, also may adversely impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.

Tensions, wars, or other open conflicts between nations, such as between Russia and Ukraine, in the Middle East, and in eastern Asia, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities or military actions and the repercussions of such actions are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. The resulting adverse market conditions could be prolonged. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, a Fund may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transactions may result in market risk to the Funds that is greater than if the Funds had engaged solely in transactions that settle in the customary time.

The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss.

Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025 (Unaudited)

have comparable or greater price volatility. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

A Fund will be exposed to credit risk with respect to the parties with whom it trades and will also bear the risk of settlement default. A Fund is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Fund’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Funds may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating a Fund’s NAV.

A Fund that invests in affiliated mutual funds, unaffiliated mutual funds and ETFs will indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Fund may be higher than the cost of investing in a Fund that invests directly in individual securities and financial instruments. The Fund also is subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Fund to meet its investment objective will directly depend on the ability of the underlying funds or ETFs to meet their investment objectives. With respect to a Fund’s investments in index-based ETFs, there is also the risk that an ETF’s performance may not match that of the index it seeks to track. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of a Fund’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with a Fund correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Segment Reporting:

In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”), EIM’s Chief Operating Officer, who serves as the chief operating decision maker (“CODM”) with respect to each Fund, has determined that each Fund has a single operating segment. The CODM’s decision is based on the

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025 (Unaudited)

fact that each Fund has a single investment strategy that is disclosed in the Fund’s prospectus; each Fund’s performance is assessed, and resources are allocated, at a Fund level; and each Fund’s operating results are reviewed for the Fund as a whole. For each Fund, the financial information reviewed by the CODM is consistent with the Fund’s Financial Statements included herein.

Note 2	Agreements

The Trust, on behalf of each Fund, has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Adviser is responsible for (i) providing a continuous investment program for the Funds; (ii) monitoring the implementation of the investment program for each Fund; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Fund; (iv) effecting transactions for each Fund and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Funds; (vi) making recommendations to the Board regarding the investment programs of the Funds, including any changes to the investment objectives and policies of a Fund; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. The Adviser is paid a fee for these services. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets, at an annual rate of:

Funds:	Investment Advisory Fees
1290 Avantis® U.S. Large Cap Growth	0.500% of average daily net assets
1290 Retirement 2020	0.500% of average daily net assets
1290 Retirement 2025	0.500% of average daily net assets
1290 Retirement 2030	0.500% of average daily net assets
1290 Retirement 2035	0.500% of average daily net assets
1290 Retirement 2040	0.500% of average daily net assets
1290 Retirement 2045	0.500% of average daily net assets
1290 Retirement 2050	0.500% of average daily net assets
1290 Retirement 2055	0.500% of average daily net assets

	(as a percentage of average daily net assets)
Funds:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 Essex Small Cap Growth	0.750%	0.700%	0.675%	0.650%	0.625%
1290 GAMCO Small/Mid Cap Value	0.750	0.700	0.675	0.650	0.625
1290 Loomis Sayles Multi-Asset Income	0.650	0.600	0.575	0.550	0.525
1290 SmartBeta Equity	0.700	0.650	0.625	0.600	0.575

	(as a percentage of average daily net assets)
Fund:	First $4 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 Multi-Alternative Strategies	0.500%	0.490%	0.480%	0.470%

	(as a percentage of average daily net assets)
Funds:	First $4 Billion	Next $4 Billion	Thereafter
1290 Diversified Bond	0.600%	0.580%	0.560%
1290 High Yield Bond	0.600	0.580	0.560

On behalf of the Trust, the Adviser has entered into an investment sub-advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025 (Unaudited)

or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of providing investment sub-advisory services to the Funds, including the fees of the Sub-Advisers of each Fund.

For administrative services, each Fund pays the Administrator an asset-based administration fee of 0.15% of the average daily net assets of the Fund. The asset-based administration fee is calculated and billed monthly, and subject to an annual minimum of $30,000 per Fund or $30,000 for each allocated portion (or sleeve) of a Fund, as applicable. The Administrator has contracted with the Sub-Administrator to provide, pursuant to a sub-administration agreement, the Funds with certain administrative services, including monitoring of Fund compliance and Fund accounting services.

The Trust, on behalf of the Funds, has entered into a distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), under which ALPS serves as Distributor for each Fund’s Class A, Class I and Class R shares. The Board has approved Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A and Class R shares for each Fund. Pursuant to the Distribution Plans, the Funds will pay the Distributor annual fees at the following rates:

Share Class:	Distribution Fee and/or Service Fee (as a % of average daily net assets attributable to the class)
Class A	0.25%
Class R	0.50

The Trust, on behalf of the Funds, has entered into a transfer agency and service agreement (the “Transfer Agency Agreement”) with SS&C GIDS, Inc. (“Transfer Agent”). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for, among other things, the issuance, transfer and redemption of shares, the opening and maintenance of shareholder accounts, the handling of certain communications between shareholders and the Trust, and the payment of dividends and distributions payable by the Funds. Under the Transfer Agency Agreement, the Transfer Agent receives a monthly fee comprised of a fixed base fee plus a fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month.

The Trust, on behalf of the Funds, has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Fund securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Fund’s account, cash, securities and other assets of the Funds. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Fund securities purchased outside the United States are maintained in the custody of these entities. As of April 30, 2025, certain of the Funds maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Fund’s Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025 (Unaudited)

The Adviser has contractually agreed to limit the expenses of certain Funds (exclusive of certain items noted below) through April 30, 2026 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, the Adviser has agreed to waive its and its affiliates’ management, administrative and other fees and, if necessary, make payments to a Fund to limit the expenses of each Fund listed below so that the total annual operating expenses of each Fund (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which a Fund invests (except as noted in the table below), 12b-1 fees, and extraordinary expenses not incurred in the ordinary course of such Fund’s business) do not exceed the following annual rates:

Funds:	Total Expense Limited For All Share Classes to (% of daily net assets)
1290 Avantis® U.S. Large Cap Growth*	0.65%
1290 Diversified Bond	0.50
1290 Essex Small Cap Growth	0.88
1290 GAMCO Small/Mid Cap Value*	0.95
1290 High Yield Bond	0.75
1290 Loomis Sayles Multi-Asset Income	0.80
1290 Multi-Alternative Strategies	0.85
1290 Retirement 2020*	0.65
1290 Retirement 2025*	0.65
1290 Retirement 2030*	0.65
1290 Retirement 2035*	0.65
1290 Retirement 2040*	0.65
1290 Retirement 2045*	0.65
1290 Retirement 2050*	0.65
1290 Retirement 2055*	0.65
1290 SmartBeta Equity	0.85

*	Includes fees and expenses of other investment companies in which the Fund invests.

The Adviser first waives its advisory fees, then waives its administration fees, and then reimburses the Fund’s expenses out of its own resources. Each Fund may at a later date reimburse to the Adviser the amount of any such waivers or payments provided that the waivers or payments are reimbursed within three years of the waivers or payments being recorded and the Fund’s expense ratio, after the reimbursement is taken into account, does not exceed the Fund’s expense cap at the time of the waiver or the Fund’s expense cap at the time of the reimbursement, whichever is lower. Consequently, no reimbursement by a Fund will be made unless the Fund’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called recoupment fees on the Statement of Operations of the Fund, will be based on the earliest fees waived or assumed by the Adviser. During the six months ended April 30, 2025, the Funds did not incur recoupment fees and as of April 30, 2025, no commitment or contingent liability is expected. At April 30, 2025, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible Through				Total Eligible For Reimbursement
Funds:	2025	2026	2027	2028
1290 Avantis® U.S. Large Cap Growth	$72,452	$129,096	$264,400	$145,424	$611,372
1290 Diversified Bond	1,529,042	3,030,013	2,652,034	1,256,725	8,467,814
1290 Essex Small Cap Growth	202,116	412,087	254,364	123,303	991,870
1290 GAMCO Small/Mid Cap Value	256,887	411,133	402,629	211,143	1,281,792
1290 High Yield Bond	151,527	299,929	294,924	146,049	892,429

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025 (Unaudited)

	Amount Eligible Through				Total Eligible For Reimbursement
Funds:	2025	2026	2027	2028
1290 Loomis Sayles Multi-Asset Income	$207,029	$282,902	$359,264	$188,308	$1,037,503
1290 Multi-Alternative Strategies	61,260	122,841	117,430	51,117	352,648
1290 Retirement 2020	71,429	126,214	123,477	43,116	364,236
1290 Retirement 2025	72,629	133,596	129,041	48,373	383,639
1290 Retirement 2030	70,373	127,176	126,387	46,991	370,927
1290 Retirement 2035	72,116	129,923	127,597	50,379	380,015
1290 Retirement 2040	71,923	126,010	125,766	46,251	369,950
1290 Retirement 2045	72,987	127,739	127,346	48,492	376,564
1290 Retirement 2050	71,977	127,733	126,727	48,221	374,658
1290 Retirement 2055	72,452	126,530	125,584	47,537	372,103
1290 SmartBeta Equity	275,339	556,893	553,875	266,072	1,652,179

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Trust and management expect the risk of loss to be remote.

Note 3	Sales Charges

The Distributor receives sales charges on the Funds’ Class A shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of the Funds’ Class A shares. Sales loads and contingent deferred sales charges imposed on purchases and redemptions of Fund shares are retained by the Trust’s Distributor and do not represent expenses or income of the Funds. The Distributor has advised the Funds that for the six months ended April 30, 2025, the proceeds retained from sales and redemptions are as follows:

	Class A
Funds:	Front End Sales Charge	Contingent Deferred Sales Charge
1290 Avantis® U.S. Large Cap Growth	$10,598	$—
1290 Diversified Bond	4,864	—
1290 Essex Small Cap Growth	2,557	—
1290 GAMCO Small/Mid Cap Value	13,013	—
1290 High Yield Bond	696	—
1290 Loomis Sayles Multi-Asset Income	21,287	—
1290 Multi-Alternative Strategies	5	—
1290 SmartBeta Equity	15,077	—

Note 4	Compensation of Officers

Each officer of the Trust is an employee of Equitable Financial Life Insurance Company (“Equitable Financial”), EIM, Equitable Investment Management Group, LLC (“EIMG”) and/or Equitable Distributors, LLC. No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the six months ended April 30, 2025, the two trusts in the fund complex reimbursed EIM and EIMG for $280,000 of the Chief Compliance Officer’s compensation, including $2,435 reimbursed by the Trust.

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NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2025 (Unaudited)

Note 5	Percentage of Ownership by Affiliates

Equitable Investment Management Group, LLC, a wholly-owned subsidiary of Equitable Financial Life Insurance company, may be deemed to be a control person with respect to the 1290 Funds by virtue of its ownership of a substantial majority of the 1290 Funds’ shares. Shareholders owning more than 25% of the outstanding shares of a Fund may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

At April 30, 2025, EIMG and Equitable Financial held investments in each of the Funds as follows:

Funds:	Percentage of Ownership
1290 Avantis® U.S. Large Cap Growth	19%
1290 Essex Small Cap Growth	18
1290 GAMCO Small/ Mid Cap Value	16
1290 High Yield Bond	7
1290 Loomis Sayles Multi-Asset Income	56
1290 Multi-Alternative Strategies	49
1290 Retirement 2020	100
1290 Retirement 2025	88
1290 Retirement 2030	93
1290 Retirement 2035	91
1290 Retirement 2040	97
1290 Retirement 2045	93
1290 Retirement 2050	97
1290 Retirement 2055	100

Shares of 1290 Avantis® U.S. Large Cap Growth, 1290 Diversified Bond, 1290 Essex Small Cap Growth, 1290 GAMCO Small/Mid Cap Value, 1290 High Yield Bond and 1290 SmartBeta Equity Funds may be held as an underlying investment by certain series of the EQ Advisors Trust. The following table shows the percentage of ownership of the net assets of each Fund by a series of EQ Advisors Trust as of April 30, 2025.

Portfolios:	1290 Avantis® U.S. Large Cap Growth Fund	1290 Diversified Bond	1290 Essex Small Cap Growth	1290 GAMCO Small/Mid Cap Value	1290 High Yield Bond	1290 SmartBeta Equity
EQ/All Asset Growth Allocation	5.08%	1.18%	—%	—%	—%	—%
EQ/Conservative Allocation	1.41	4.18	—	—	—	—
EQ/Conservative-Plus Allocation	2.26	3.69	—	—	—	—
EQ/Moderate Allocation	14.66	20.79	—	—	—	—
EQ/Moderate-Plus Allocation	24.01	15.67	—	—	—	—
EQ/Aggressive Allocation	12.34	2.22	—	—	—	—
Equitable Conservative Growth MF/ETF	0.65	4.43	4.24	2.34	8.44	3.49
Equitable Growth MF/ETF	0.71	0.48	3.69	2.06	2.16	3.95
Equitable Moderate Growth MF/ETF	0.41	1.11	2.49	1.38	1.83	2.22
Target 2015 Allocation	—	0.57	—	—	—	—
Target 2025 Allocation	—	1.98	—	—	—	—
Target 2035 Allocation	—	1.88	—	—	—	—
Target 2045 Allocation	—	1.01	—	—	—	—
Target 2055 Allocation	—	0.24	—	—	—	—

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Concluded)

April 30, 2025 (Unaudited)

The 1290 Funds and EQ Advisors Trust are part of the same fund complex and are advised by affiliated investment advisers. EIM, the investment adviser to the 1290 Funds, and EIMG, the investment adviser to the EQ Advisors Trust, are both indirect, wholly-owned subsidiaries of Equitable Holdings, Inc.

Note 6	Subsequent Events

The Adviser evaluated subsequent events from April 30, 2025, the date of these financial statements, through the date these financial statements were issued. The 1290 Retirement Funds, at a meeting held on March 18-19, 2025, received approval from the Board of Trustees (the “Board”), upon the recommendation of Equitable Investment Management, LLC, the Trust’s investment adviser, for a Plan of Liquidation and Termination (the “Plan”) pursuant to which the 1290 Retirement Funds would liquidate and terminate on or about May 30, 2025 (the “Liquidation Date”). Pursuant to the Plan, the 1290 Retirement Funds sold their respective portfolio securities for cash and converted any other assets to cash or cash equivalents to pay any liabilities by the Liquidation Date. On the Liquidation Date, each of the 1290 Retirement Funds made a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of each Fund, in complete redemption and cancellation of each Fund’s shares held by each shareholder. The 1290 Retirement Funds terminated upon completion of the distribution.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)

Note: This is not applicable for any Fund included in this document.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies (Unaudited)

Note: This is not applicable for any Fund included in this document.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)

Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

Note: this is not applicable for any Fund included in this document. This information is disclosed as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies in the Funds’ Annual Report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Registrant’s Code of Ethics - Not applicable (please see Item 2).

(a)(2)	Not applicable.

(a)(3)(i)	Principal Executive Officer’s Section 302 certification attached hereto.

(a)(3)(ii)	Principal Financial Officer’s Section 302 certification attached hereto.

(b)	Combined Section 906 certification attached hereto.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer and Principal Executive Officer
July 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer and Principal Executive Officer
July 1, 2025

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Principal Financial Officer
July 1, 2025